Consolidated Schedule of Investments
(unaudited)
July 31, 2025
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Cayman Islands — 0.4%
(a)(b)
720 East CLO VII Ltd., Series 2025-7A,
Class A1, (3-mo. CME Term SOFR
at 1.06% Floor + 1.06%), 5.34%,
04/20/37 ................. USD 2,600 $ 2,598,899
AGL CLO 32 Ltd., Series 2024-32A,
Class A1, (3-mo. CME Term SOFR
at 1.38% Floor + 1.38%), 5.71%,
07/21/37 ................. 500 501,558
Anchorage Capital CLO 11 Ltd., Series
2019-11A, Class C1R2, (3-mo.
CME Term SOFR at 2.40% Floor +
2.40%), 6.73%, 07/22/37 ....... 730 734,669
Anchorage Capital CLO 17 Ltd., Series
2021-17A, Class A1R, (3-mo.
CME Term SOFR at 1.23% Floor +
1.23%), 5.55%, 02/15/38 ....... 750 750,806
Anchorage Capital CLO 7 Ltd., Series
2015-7A, Class AR3, (3-mo. CME
Term SOFR at 1.56% Floor +
1.56%), 5.87%, 04/28/37 ....... 250 251,081
Apidos CLO XV, Series 2013-15A,
Class A1RR, (3-mo. CME Term
SOFR at 0.00% Floor + 1.27%),
5.60%, 04/20/31 ............ 114 113,870
Apidos CLO XX, Series 2015-20A,
Class A2RR, (3-mo. CME Term
SOFR at 0.00% Floor + 1.81%),
6.13%, 07/16/31 ............ 400 401,007
Apidos CLO XXII, Series 2015-22A,
Class A2R, (3-mo. CME Term SOFR
at 0.00% Floor + 1.76%), 6.09%,
04/20/31 ................. 500 500,776
AREIT Ltd., Series 2025-CRE10, Class
A, (1-mo. CME Term SOFR at 1.39%
Floor + 1.39%), 5.73%, 12/17/29 . 5,880 5,888,114
Assurant CLO I Ltd., Series 2017-1A,
Class CR, (3-mo. CME Term SOFR
at 2.15% Floor + 2.41%), 6.74%,
10/20/34 ................. 720 720,863
Bain Capital Credit CLO Ltd., Series
2021-4A, Class BR, (3-mo. CME
Term SOFR at 1.65% Floor +
1.65%), 5.98%, 10/20/34 ....... 500 500,283
Battalion CLO VIII Ltd., Series 2015-8A,
Class A1R2, (3-mo. CME Term
SOFR at 1.07% Floor + 1.33%),
5.66%, 07/18/30 ............ 64 64,380
Battalion CLO X Ltd., Series 2016-10A,
Class A2R2, (3-mo. CME Term
SOFR at 1.55% Floor + 1.81%),
6.13%, 01/25/35 ............ 1,465 1,467,423
Battalion CLO XI Ltd., Series 2017-11A,
Class BR, (3-mo. CME Term SOFR
at 1.72% Floor + 1.98%), 6.30%,
04/24/34 ................. 712 713,362
BBAM US CLO I Ltd., Series 2022-1A,
Class AR, (3-mo. CME Term SOFR
at 1.20% Floor + 1.20%), 5.52%,
03/30/38 ................. 730 729,809
Benefit Street Partners CLO Ltd.,
Series 2015-6BR, Class A1R, (3-mo.
CME Term SOFR at 1.18% Floor +
1.18%), 5.51%, 04/20/38 ....... 1,000 999,680
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Bethpage Park CLO Ltd., Series
2021-1A, Class A, (3-mo. CME Term
SOFR at 1.13% Floor + 1.39%),
5.71%, 01/15/35 ............ USD 730 $ 731,337
BlueMountain CLO Ltd.
Series 2013-2A, Class BR, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.86%), 6.19%, 10/22/30 ... 454 454,772
Series 2014-2A, Class BR2, (3-mo.
CME Term SOFR at 0.00% Floor
+ 2.01%), 6.34%, 10/20/30 ... 465 466,158
BlueMountain CLO XXII Ltd., Series
2018-22A, Class B, (3-mo. CME
Term SOFR at 1.50% Floor +
1.76%), 6.08%, 07/15/31 ....... 1,495 1,497,533
BlueMountain CLO XXIX Ltd., Series
2020-29A, Class BR, (3-mo. CME
Term SOFR at 1.75% Floor +
2.01%), 6.33%, 07/25/34 ....... 625 628,431
Canyon Capital CLO Ltd., Series 2016-
1A, Class CR, (3-mo. CME Term
SOFR at 0.00% Floor + 2.16%),
6.48%, 07/15/31 ............ 250 250,774
Cbam Ltd., Series 2018-7A, Class A,
(3-mo. CME Term SOFR at 1.10%
Floor + 1.36%), 5.69%, 07/20/31 . 106 105,718
Cedar Funding V CLO Ltd., Series
2016-5A, Class A1R, (3-mo. CME
Term SOFR at 0.00% Floor +
1.36%), 5.68%, 07/17/31 ....... 124 124,556
CIFC Funding Ltd.
Series 2020-1A, Class BR, (3-mo.
CME Term SOFR at 1.91% Floor
+ 1.91%), 6.23%, 07/15/36 ... 2,475 2,480,761
Series 2024-3A, Class A1, (3-mo.
CME Term SOFR at 1.48% Floor
+ 1.48%), 5.81%, 07/21/37 ... 700 703,028
Series 2025-1A, Class A, (3-mo.
CME Term SOFR at 1.15% Floor
+ 1.15%), 5.43%, 04/23/38 ... 500 499,505
Series 2025-2A, Class A, (3-mo.
CME Term SOFR at 1.13% Floor
+ 1.13%), 5.41%, 04/15/38 ... 1,500 1,498,531
Diameter Capital CLO 9 Ltd., Series
2025-9A, Class A, (3-mo. CME Term
SOFR at 1.17% Floor + 1.17%),
5.50%, 04/20/38 ............ 990 989,656
Dryden 55 CLO Ltd., Series 2018-55A,
Class A1, (3-mo. CME Term SOFR
at 0.00% Floor + 1.28%), 5.60%,
04/15/31 ................. 89 88,641
Dryden 65 CLO Ltd., Series 2018-65A,
Class B, (3-mo. CME Term SOFR
at 1.60% Floor + 1.86%), 6.19%,
07/18/30 ................. 250 250,817
Elmwood CLO II Ltd.
Series 2019-2A, Class A1RR, (3-mo.
CME Term SOFR at 1.35% Floor
+ 1.35%), 5.68%, 10/20/37 ... 400 401,229
Series 2019-2A, Class BRR, (3-mo.
CME Term SOFR at 1.70% Floor
+ 1.70%), 6.03%, 10/20/37 ... 975 977,875
FS Rialto, Series 2021-FL3, Class A,
(1-mo. CME Term SOFR at 1.36%
Floor + 1.36%), 5.70%, 11/16/36 . 55 54,720

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Greystone CRE Notes Ltd., Series
2021-FL3, Class A, (1-mo. CME
Term SOFR at 1.02% Floor +
1.13%), 5.48%, 07/15/39 ....... USD 607 $ 606,697
KKR CLO 17 Ltd., Series 17, Class AR,
(3-mo. CME Term SOFR at 1.08%
Floor + 1.34%), 5.66%, 04/15/34 . 500 500,750
LCM 36 Ltd., Series 36A, Class A1R,
(3-mo. CME Term SOFR at 1.07%
Floor + 1.07%), 5.39%, 01/15/34 . 4,870 4,877,577
Madison Park Funding LXXI Ltd.,
Series 2025-71A, Class A1, (3-mo.
CME Term SOFR at 1.14% Floor +
1.14%), 5.41%, 04/23/38 ....... 730 729,293
Madison Park Funding Xlii, Ltd., Series
13A, Class B, (3-mo. CME Term
SOFR at 0.00% Floor + 1.76%),
6.08%, 11/21/30 ............ 600 600,886
Madison Park Funding XXXI Ltd.,
Series 2018-31A, Class B1R, (3-mo.
CME Term SOFR at 1.80% Floor +
1.80%), 6.12%, 07/23/37 ....... 250 250,375
Madison Park Funding XXXVII Ltd.,
Series 2019-37A, Class AR2, (3-mo.
CME Term SOFR at 1.53% Floor +
1.53%), 5.85%, 04/15/37 ....... 750 752,998
MF1 Multifamily Housing Mortgage
Loan Trust, Series 2021-FL6, Class
A, (1-mo. CME Term SOFR at 1.10%
Floor + 1.21%), 5.56%, 07/16/36 . 527 525,983
Milford Park CLO Ltd., Series 2022-1A,
Class AR, (3-mo. CME Term SOFR
at 1.16% Floor + 1.16%), 5.49%,
01/20/38 ................. 1,500 1,499,250
Myers Park CLO Ltd., Series 2018-1A,
Class B1, (3-mo. CME Term SOFR
at 1.60% Floor + 1.86%), 6.19%,
10/20/30 ................. 250 250,769
Neuberger Berman CLO XX Ltd.,
Series 2015-20A, Class BR3, (3-mo.
CME Term SOFR at 1.50% Floor +
1.50%), 5.82%, 04/15/39 ....... 250 249,894
Neuberger Berman Loan Advisers CLO
46 Ltd., Series 2021-46A, Class BR,
(3-mo. CME Term SOFR at 1.50%
Floor + 1.50%), 5.83%, 01/20/37 . 250 249,679
New Mountain CLO 1 Ltd., Series CLO-
1A, Class A1RR, (3-mo. CME Term
SOFR at 1.25% Floor + 1.25%),
5.57%, 01/15/38 ............ 1,230 1,231,782
Oak Hill Credit Partners X-R Ltd.,
Series 2014-10RA, Class AR2,
(3-mo. CME Term SOFR at 1.13%
Floor + 1.13%), 5.46%, 04/20/38 . 1,350 1,348,674
Oaktree CLO Ltd.
Series 2021-2A, Class AR, (3-mo.
CME Term SOFR at 0.97% Floor
+ 0.97%), 5.29%, 01/15/35 ... 730 729,852
Series 2024-27A, Class D1, (3-mo.
CME Term SOFR at 3.00% Floor
+ 3.00%), 7.33%, 10/22/37 ... 1,000 1,005,367
OCP CLO Ltd., Series 2014-5A, Class
A2R, (3-mo. CME Term SOFR
at 1.40% Floor + 1.66%), 5.98%,
04/26/31 ................. 450 450,609
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Octagon Investment Partners 46 Ltd.,
Series 2020-2A, Class BR, (3-mo.
CME Term SOFR at 1.65% Floor +
1.91%), 6.23%, 07/15/36 ....... USD 800 $ 802,038
Octagon Investment Partners XVII Ltd.,
Series 2013-1A, Class A2R2, (3-mo.
CME Term SOFR at 0.00% Floor +
1.36%), 5.68%, 01/25/31 ....... 300 299,970
OHA Credit Funding 7 Ltd., Series
2020-7A, Class A1R2, (3-mo.
CME Term SOFR at 1.28% Floor +
1.28%), 5.54%, 07/19/38 ....... 575 576,612
OHA Loan Funding Ltd.
Series 2013-2A, Class AR, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.30%), 5.63%, 05/23/31 ... 187 187,382
Series 2016-1A, Class B1R2, (3-mo.
CME Term SOFR at 1.70% Floor
+ 1.70%), 6.03%, 07/20/37 ... 250 250,967
Palmer Square Loan Funding Ltd.,
Series 2022-3A, Class A1BR, (3-mo.
CME Term SOFR at 1.40% Floor +
1.40%), 5.72%, 04/15/31 ....... 730 730,084
Pikes Peak CLO 4, Series 2019-4A,
Class ARR, (3-mo. CME Term SOFR
at 1.21% Floor + 1.21%), 5.53%,
07/15/34 ................. 350 350,501
Recette CLO Ltd., Series 2015-1A,
Class BRR, (3-mo. CME Term SOFR
at 0.00% Floor + 1.66%), 5.99%,
04/20/34 ................. 250 250,444
Reese Park CLO Ltd., Series 2020-1A,
Class ARR, (3-mo. CME Term SOFR
at 1.32% Floor + 1.32%), 5.64%,
01/15/38 ................. 730 732,163
Regatta 31 Funding Ltd., Series 2025-
1A, Class A1, (3-mo. CME Term
SOFR at 1.17% Floor + 1.17%),
5.40%, 03/25/38 ............ 1,100 1,099,087
Regatta VII Funding Ltd., Series 2016-
1A, Class A1R2, (3-mo. CME Term
SOFR at 1.15% Floor + 1.41%),
5.73%, 06/20/34 ............ 450 450,675
Regatta XVIII Funding Ltd.
Series 2021-1A, Class A1R, (3-mo.
CME Term SOFR at 1.16% Floor
+ 1.16%), 5.48%, 04/15/38 ... 1,500 1,498,575
Series 2021-1A, Class BR, (3-mo.
CME Term SOFR at 1.55% Floor
+ 1.55%), 5.87%, 04/15/38 ... 600 600,689
Rockford Tower CLO Ltd.
Series 2017-1A, Class BR2A, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.91%), 6.24%, 04/20/34 ... 500 500,971
Series 2017-2A, Class BR, (3-mo.
CME Term SOFR at 1.50% Floor
+ 1.76%), 6.08%, 10/15/29 ... 500 500,890
Series 2018-1A, Class A, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.36%), 5.68%, 05/20/31 ... 96 96,117
Romark CLO II Ltd., Series 2018-2A,
Class A1R, (3-mo. CME Term SOFR
at 1.14% Floor + 1.14%), 5.46%,
07/25/31 ................. 131 131,278

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
RR 28 Ltd., Series 2024-28RA, Class
A1R, (3-mo. CME Term SOFR
at 1.55% Floor + 1.55%), 5.87%,
04/15/37 ................. USD 5,718 $ 5,742,049
RR 38 Ltd., Series 2025-38A, Class
A1A, (3-mo. CME Term SOFR
at 1.15% Floor + 1.15%), 5.47%,
04/15/40 ................. 250 249,760
Signal Peak CLO 5 Ltd., Series 2018-
5A, Class A1R, (3-mo. CME Term
SOFR at 1.55% Floor + 1.55%),
5.87%, 04/25/37 ............ 300 301,237
Sixth Street CLO XIII Ltd., Series 2019-
13A, Class D1R2, (3-mo. CME Term
SOFR at 2.60% Floor + 2.60%),
6.93%, 01/21/38 ............ 1,000 1,002,053
Symphony CLO XXI Ltd., Series 2019-
21A, Class AR2, (3-mo. CME Term
SOFR at 0.90% Floor + 0.90%),
5.22%, 07/15/32 ............ 711 711,251
TICP CLO VI Ltd.
Series 2016-6A, Class AR2, (3-mo.
CME Term SOFR at 1.12% Floor
+ 1.38%), 5.70%, 01/15/34 ... 500 500,889
Series 2016-6A, Class BR2, (3-mo.
CME Term SOFR at 1.50% Floor
+ 1.76%), 6.08%, 01/15/34 ... 500 500,639
TICP CLO XII Ltd., Series 2018-12A,
Class BR, (3-mo. CME Term SOFR
at 1.65% Floor + 1.91%), 6.23%,
07/15/34 ................. 700 701,734
Trinitas CLO XIV Ltd.
Series 2020-14A, Class BR, (3-mo.
CME Term SOFR at 1.95% Floor
+ 1.95%), 6.27%, 01/25/34 ... 1,070 1,067,218
Series 2020-14A, Class CR, (3-mo.
CME Term SOFR at 2.40% Floor
+ 2.40%), 6.72%, 01/25/34 ... 940 941,419
Voya CLO Ltd.
Series 2013-3A, Class A1RR, (3-mo.
CME Term SOFR at 1.15% Floor
+ 1.41%), 5.74%, 10/18/31 ... 95 95,519
Series 2018-3A, Class A1R2, (3-mo.
CME Term SOFR at 1.20% Floor
+ 1.20%), 5.52%, 10/15/31 ... 153 152,733
Series 2019-2A, Class AR, (3-mo.
CME Term SOFR at 1.20% Floor
+ 1.20%), 5.53%, 07/20/32 ... 849 849,827
Whitebox CLO I Ltd., Series 2019-1A,
Class BRR, (3-mo. CME Term SOFR
at 1.75% Floor + 1.75%), 6.07%,
07/24/36 ................. 1,200 1,201,200
68,077,028
Ireland — 0.6%
(b)
AB Carval Euro CLO II-C DAC, Series
2X, Class D, (3-mo. EURIBOR
at 3.75% Floor + 3.75%), 5.89%,
02/15/37
(c)
................ EUR 2,350 2,715,134
Arbour CLO VI DAC, Series 6X, Class
DR, (3-mo. EURIBOR at 3.20%
Floor + 3.20%), 5.34%, 11/15/37
(c)
2,720 3,100,879
Arcano Euro CLO I DAC, Series 1X,
Class D, (3-mo. EURIBOR at 3.40%
Floor + 3.40%), 5.59%, 04/25/39
(c)
3,200 3,682,728
Security
Par (000)
Par (000) Value
Ireland (continued)
Arcano Euro CLO II DAC, Series 2X,
Class D, (3-mo. EURIBOR at 3.30%
Floor + 3.30%), 0.00%, 07/25/39
(c)
EUR 1,430 $ 1,631,916
Arini European CLO IV DAC, Series 4X,
Class D, (3-mo. EURIBOR at 3.50%
Floor + 3.50%), 5.53%, 01/15/38
(c)
3,920 4,525,215
Arini European CLO V DAC, Series 5X,
Class D, (3-mo. EURIBOR at 2.80%
Floor + 2.80%), 5.17%, 01/15/39
(c)
2,080 2,370,703
Aurium CLO XIII DAC, Series 13X,
Class D, (3-mo. EURIBOR at 2.80%
Floor + 2.80%), 5.17%, 04/15/38
(c)
1,440 1,631,477
Avoca CLO XVIII DAC, Series 18X,
Class DR, (3-mo. EURIBOR at
3.05% Floor + 3.05%), 5.08%,
01/15/38
(c)
................ 1,560 1,790,435
Avoca Static CLO I DAC, Series 1X,
Class DR, (3-mo. EURIBOR at
2.90% Floor + 2.90%), 4.93%,
01/15/35
(c)
................ 1,360 1,546,503
Capital Four CLO VIII DAC, Series 8X,
Class D, (3-mo. EURIBOR at 3.25%
Floor + 3.25%), 5.19%, 10/25/37
(c)
3,200 3,677,443
CIFC European Funding CLO II
DAC, Series 2X, Class B1, (3-mo.
EURIBOR at 1.60% Floor + 1.60%),
3.63%, 04/15/33
(c)
........... 593 679,294
Contego CLO V DAC, Series 5X, Class
DR, (3-mo. EURIBOR at 3.10%
Floor + 3.10%), 5.13%, 10/15/37
(c)
2,030 2,318,937
Contego CLO VII DAC, Series 7X,
Class DR, (3-mo. EURIBOR at
3.45% Floor + 3.45%), 5.42%,
01/23/38
(c)
................ 2,640 3,019,641
Contego CLO XI DAC, Series 11X,
Class DR, (3-mo. EURIBOR at
3.20% Floor + 3.20%), 5.30%,
11/20/38
(c)
................. 2,000 2,291,894
CVC Cordatus Opportunity Loan
Fund-R DAC, Series 1X, Class DR,
(3-mo. EURIBOR at 2.80% Floor +
2.80%), 4.94%, 08/15/33
(c)
..... 6,410 7,295,970
Fidelity Grand Harbour CLO DAC,
Series 2023-1X, Class DR, (3-mo.
EURIBOR at 2.70% Floor + 2.70%),
4.84%, 02/15/38
(c)
........... 2,720 3,080,072
Harvest CLO XXXII DAC, Series 32X,
Class D, (3-mo. EURIBOR at 3.60%
Floor + 3.60%), 5.54%, 07/25/37
(c)
2,002 2,298,802
Henley CLO Xi DAC, Series 11X, Class
D, (3-mo. EURIBOR at 2.60% Floor
+ 2.60%), 4.96%, 04/25/39
(c)
.... 3,140 3,577,990
Henley CLO XII DAC, Series 12X,
Class D, (3-mo. EURIBOR at 3.10%
Floor + 3.10%), 5.13%, 01/15/38
(c)
1,980 2,276,337
Holland Park CLO DAC, Series 1X,
Class A1RR, (3-mo. EURIBOR
at 0.92% Floor + 0.92%), 3.06%,
11/14/32
(c)
................. 250 285,271
Jubilee CLO DAC, Series 2024-29X,
Class D, (3-mo. EURIBOR at 3.20%
Floor + 3.20%), 5.23%, 01/15/39
(c)
3,370 3,860,336

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ireland (continued)
Palmer Square European Loan Funding
DAC
(c)
Series 2024-2X, Class D, (3-mo.
EURIBOR at 3.15% Floor +
3.15%), 5.29%, 05/15/34 .... EUR 2,400 $ 2,744,770
Series 2024-3X, Class D, (3-mo.
EURIBOR at 3.05% Floor +
3.05%), 5.19%, 05/15/34 .... 1,980 2,259,064
Penta CLO 17 DAC, Series 2024-17X,
Class D, (3-mo. EURIBOR at 3.25%
Floor + 3.25%), 5.39%, 08/15/38
(c)
2,210 2,531,630
Prodigy Finance DAC
(a)
Series 2021-1A, Class B, (1-mo.
CME Term SOFR at 0.00% Floor
+ 2.61%), 6.97%, 07/25/51 ... USD 345 348,875
Series 2021-1A, Class C, (1-mo.
CME Term SOFR at 0.00% Floor
+ 3.86%), 8.22%, 07/25/51 ... 200 204,708
Series 2021-1A, Class D, (1-mo.
CME Term SOFR at 0.00% Floor
+ 6.01%), 10.37%, 07/25/51 .. 131 134,669
Providus CLO II DAC, Series 2X, Class
DRR, (3-mo. EURIBOR at 3.20%
Floor + 3.20%), 5.23%, 10/15/38
(c)
EUR 2,160 2,461,592
Rockford Tower Europe CLO DAC,
Series 2025-1X, Class D, (3-mo.
EURIBOR at 3.00% Floor + 3.00%),
5.21%, 10/25/37
(c)
........... 2,640 3,030,344
Sona Fios CLO III DAC, Series 3X,
Class D, (3-mo. EURIBOR at 3.25%
Floor + 3.25%), 5.27%, 04/20/37
(c)
4,300 4,897,540
Sona Fios CLO V DAC, Series 5X,
Class D, (3-mo. EURIBOR at 3.30%
Floor + 3.30%), 0.00%, 08/25/38
(c)
1,500 1,711,800
Texas Debt Capital Euro CLO DAC,
Series 2025-1X, Class D, (3-mo.
EURIBOR at 3.00% Floor + 3.00%),
5.20%, 04/16/39
(c)
........... 3,200 3,668,915
Tikehau CLO XII DAC, Series 12X,
Class D, (3-mo. EURIBOR at 3.25%
Floor + 3.25%), 5.27%, 10/20/38
(c)
3,828 4,408,489
Victory Street CLO I DAC, Series 1X,
Class D, (3-mo. EURIBOR at 3.45%
Floor + 3.45%), 5.48%, 01/15/38
(c)
2,960 3,412,171
89,471,544
Jersey, Channel Islands — 0.0%
Bayswater Park CLO Ltd., Series 2023-
1A, Class A1, (3-mo. CME Term
SOFR at 1.73% Floor + 1.73%),
6.06%, 01/20/37
(a)(b)
.......... USD 750 752,346
United Kingdom — 0.0%
Unique Pub Finance Co. plc (The),
Series N, 6.46%, 03/30/32
(c)
.... GBP 3,001 4,102,029
Zilch Finance 2 Ltd., 8.22%, 10/26/27
(b)
(d)
...................... 350 462,227
4,564,256
United States — 1.5%
(a)
Ajax Mortgage Loan Trust
(b)
Series 2021-E, Class A1, 1.74%,
12/25/60 ............... USD 18,387 16,175,384
Series 2021-E, Class A2, 2.69%,
12/25/60 ............... 3,304 2,559,674
Series 2021-E, Class B1, 3.73%,
12/25/60 ............... 2,184 1,436,948
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-E, Class M1, 2.94%,
12/25/60 ............... USD 1,332 $ 975,817
Bankers Healthcare Group
Securitization Trust, Series 2020-A,
Class C, 5.17%, 09/17/31 ...... 730 728,819
College Avenue Student Loans LLC,
Series 2021-B, Class D, 3.78%,
06/25/52 ................. 142 133,143
Concord Music Royalties LLC, Series
2024-1A, Class A, 5.64%, 10/20/74 2,999 3,015,700
Cook Park CLO Ltd., Series 2018-1A,
Class B, (3-mo. CME Term SOFR
at 0.00% Floor + 1.66%), 5.98%,
04/17/30
(b)
................ 1,148 1,149,226
FNA 8 LLC, Series 2025-1, Class A,
5.62%, 03/15/45
(b)
........... 6,537 6,539,298
FS Rialto Issuer LLC, Series 2025-
FL10, Class A, (1-mo. CME Term
SOFR at 1.39% Floor + 1.39%),
5.74%, 08/19/42
(b)
........... 5,070 5,082,559
GoodLeap Home Improvement
Solutions Trust, Series 2024-1A,
Class A, 5.35%, 10/20/46 ...... 10,542 10,623,063
GoodLeap Sustainable Home Solutions
Trust, Series 2021-3CS, Class A,
2.10%, 05/20/48 ............ 2,882 2,243,673
GreenSky Home Improvement Trust
Series 2024-1, Class A4, 5.67%,
06/25/59 ............... 6,250 6,354,120
Series 2024-1, Class B, 5.87%,
06/25/59 ............... 997 1,011,395
Home Efficiency, 0.00%, 12/31/54
(b)(d)
19,107 19,458,827
Huntington Bank Auto Credit-Linked
Notes, Series 2024-1, Class B2,
(SOFR 30 day Average at 0.00%
Floor + 1.40%), 5.75%, 05/20/32
(b)
3,755 3,769,241
Lendmark Funding Trust, Series 2021-
2A, Class D, 4.46%, 04/20/32 ... 2,210 1,994,123
Lyra Music Assets Delaware LP, Series
2024-2A, Class A2, 5.76%, 12/22/64 7,275 7,336,074
Mariner Finance Issuance Trust
Series 2024-AA, Class A, 5.13%,
09/22/36 ............... 5,203 5,245,129
Series 2024-AA, Class D, 6.77%,
09/22/36 ............... 861 884,387
Navient Private Education Refi Loan
Trust
Series 2021-DA, Class A, (US Prime
Rate at 0.00% Floor - 1.99%),
5.51%, 04/15/60
(b)
......... 5,180 5,111,703
Series 2021-DA, Class B, 2.61%,
04/15/60 ............... 1,446 1,287,592
Series 2021-DA, Class C, 3.48%,
04/15/60 ............... 3,884 3,602,717
Series 2024-A, Class A, 5.66%,
10/15/72 ............... 11,707 11,935,356
Nelnet Student Loan Trust
Series 2021-A, Class B1, 2.85%,
04/20/62 ............... 6,099 5,434,062
Series 2021-A, Class D, 4.93%,
04/20/62 ............... 6,030 5,395,786
Series 2021-BA, Class C, 3.57%,
04/20/62 ............... 6,450 5,615,037
Series 2021-CA, Class C, 3.36%,
04/20/62 ............... 850 721,207

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2025-AA, Class A1B, (SOFR
30 day Average at 0.00% Floor +
1.10%), 5.44%, 03/15/57
(b)
... USD 11,488 $ 11,421,678
Pagaya AI Debt Selection Trust, Series
2021-2, Class NOTE, 3.00%,
01/25/29 ................. 290 287,969
PFS Financing Corp., 5.54%,
10/16/28
(d)
................ 10,000 10,038,000
Progress Residential Trust, Series
2021-SFR3, Class F, 3.44%,
05/17/26 ................. 2,736 2,697,420
Republic Finance Issuance Trust,
Series 2024-A, Class A, 5.91%,
08/20/32 ................. 8,036 8,127,311
RMIT Cash Management LLC, Series
2021-3, Class A, 3.88%, 10/17/33
(d)
27,070 25,987,200
SLM Private Education Loan Trust,
Series 2010-C, Class A5, (1-mo.
CME Term SOFR at 0.00% Floor +
4.86%), 9.21%, 10/15/41
(b)
..... 8,912 9,329,421
SMB Private Education Loan Trust
Series 2021-A, Class B, 2.31%,
01/15/53 ............... 1,479 1,436,933
Series 2021-A, Class C, 2.99%,
01/15/53 ............... 10,776 9,336,135
Series 2021-C, Class B, 2.30%,
01/15/53 ............... 1,026 990,810
Series 2021-C, Class C, 3.00%,
01/15/53 ............... 706 607,771
Series 2021-C, Class D, 3.93%,
01/15/53 ............... 197 173,834
Series 2024-D, Class A1B, (SOFR
30 day Average at 1.10% Floor +
1.10%), 5.44%, 07/15/53
(b)
... 7,010 7,015,332
SoFi Personal Loan Trust
  0.00%, 10/15/30
(e)
.......... 164 6,505,162
Series 2023-1A, Class A, 6.00%,
11/12/30 ............... 3,624 3,655,685
Series 2024-1A, Class A, 6.06%,
02/12/31 ............... 4,502 4,517,258
Splitrock Services, Inc., 0.00%,
02/12/31 ................. 148 4,174,880
Subway Funding LLC, Series 2024-1A,
Class A2II, 6.27%, 07/30/54 .... 5,177 5,267,164
247,390,023
Total Asset-Backed Securities — 2.5%
(Cost: $415,313,452) ............................. 410,255,197
Shares
Shares
Common Stocks
Australia — 0.3%
BHP Group Ltd. ............... 506,272 12,786,019
Fortescue Ltd. ................ 135,909 1,537,710
IREN Ltd.
(f)(g)
................. 103,589 1,668,819
Macquarie Group Ltd. ........... 38,044 5,268,540
Quintis HoldCo Pty. Ltd.
(d)(f)(h)
...... 43,735,802 281
Santos Ltd. .................. 342,617 1,724,011
Telix Pharmaceuticals Ltd.
(f)
....... 223,792 2,998,186
Transurban Group
(i)
............ 926,507 8,199,425
Woolworths Group Ltd. .......... 339,262 6,849,055
Worley Ltd. .................. 79,619 677,564
41,709,610
Security
Shares
Shares Value
Austria — 0.0%
Raiffeisen Bank International AG ... 14,931 $ 431,124
Belgium — 0.0%
Elia Group SA/NV ............. 22,400 2,584,363
Brazil — 0.2%
B3 SA - Brasil Bolsa Balcao ....... 3,224,181 7,231,959
Banco do Brasil SA ............ 2,034,101 7,185,313
Eneva SA
(f)
.................. 593,096 1,422,486
Lojas Renner SA .............. 1,647,221 4,765,558
MercadoLibre, Inc.
(f)
............ 4,160 9,875,382
Rede D'Or Sao Luiz SA
(a)(c)
....... 52,440 303,240
Rumo SA ................... 99,721 295,447
Seguridade Participacoes SA ...... 726,400 4,365,236
Vale SA .................... 50,102 476,813
XP, Inc. , Class A .............. 25,237 407,325
36,328,759
Cambodia — 0.0%
NagaCorp Ltd.
(f)
............... 512,000 269,676
Canada — 1.0%
Agnico Eagle Mines Ltd. ......... 20,374 2,529,252
Algoma Steel Group, Inc. ........ 547,037 2,926,648
Alimentation Couche-Tard, Inc. ..... 216,370 11,243,245
Barrick Mining Corp. ............ 562,178 11,867,571
Cameco Corp. ................ 644,459 48,289,313
Canadian National Railway Co. .... 109,685 10,241,805
Canadian Natural Resources Ltd. ... 278,302 8,809,415
Cenovus Energy, Inc. ........... 466,810 7,105,242
Constellation Software, Inc. ....... 797 2,749,627
Fortis, Inc. .................. 12,204 597,165
Franco-Nevada Corp. ........... 2,261 360,167
Power Corp. of Canada ......... 21,250 856,380
Shopify, Inc. , Class A
(f)
.......... 35,425 4,330,205
Suncor Energy, Inc. ............ 877,371 34,604,738
TC Energy Corp. .............. 131,285 6,268,631
Teck Resources Ltd. , Class B ..... 170,540 5,529,996
Thomson Reuters Corp. ......... 43,857 8,801,786
167,111,186
Cayman Islands — 0.0%
Accelerant Holdings , Class A
(f)
..... 44,532 1,226,411
Chile — 0.0%
Wom New Holdco
(d)(f)
........... 5,047 126,175
China — 1.5%
Airtac International Group ........ 124,000 3,526,749
Alibaba Group Holding Ltd. , ADR ... 104,011 12,546,847
BYD Co. Ltd. , Class H .......... 3,575,000 52,198,067
Contemporary Amperex Technology Co.
Ltd. , Class A ............... 711,999 26,002,496
Eastroc Beverage Group Co. Ltd. ,
Class A .................. 119,700 4,667,173
Geely Automobile Holdings Ltd. .... 1,335,000 2,994,429
Great Wall Motor Co. Ltd. , Class A .. 2,811,441 8,414,198
Haidilao International Holding Ltd.
(a)(c)
793,000 1,405,749
Hygon Information Technology Co. Ltd. ,
Class A .................. 212,922 4,090,648
JD.com, Inc. , Class A ........... 528,400 8,328,611
NetEase, Inc. ................ 415,700 10,867,335
Nongfu Spring Co. Ltd. , Class H
(a)(c)
.. 170,537 985,302
Pop Mart International Group Ltd.
(a)(c)
. 352,600 10,998,959
Prosus NV , Class N ............ 290,685 16,605,615
Shenzhou International Group Holdings
Ltd. ..................... 361,600 2,602,349

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
China (continued)
Sungrow Power Supply Co. Ltd. , Class
A ...................... 280,497 $ 2,792,886
Tencent Holdings Ltd. ........... 882,281 61,770,469
Weichai Power Co. Ltd. , Class H ... 2,065,000 4,377,524
Xiaomi Corp. , Class B
(a)(c)(f)
........ 547,800 3,685,572
Yum China Holdings, Inc. ........ 185,611 8,664,322
247,525,300
Colombia — 0.0%
Grupo Cibest SA , ADR .......... 15,621 678,264
Czech Republic — 0.0%
Komercni Banka A/S ........... 15,324 729,968
Moneta Money Bank A/S
(a)(c)
...... 92,327 642,193
1,372,161
Denmark — 0.5%
Carlsberg A/S , Class B .......... 8,406 1,047,953
Coloplast A/S , Class B .......... 36,504 3,333,985
DSV A/S .................... 167,874 37,618,047
Genmab A/S
(f)
................ 12,524 2,696,385
Novo Nordisk A/S , Class B ....... 531,012 24,696,309
Pandora A/S ................. 10,165 1,678,198
Vestas Wind Systems A/S ........ 525,966 9,603,134
80,674,011
Finland — 0.1%
Elisa OYJ ................... 56,295 2,896,532
Kone OYJ , Class B ............ 61,516 3,777,604
Sampo OYJ , Class A ........... 325,164 3,490,208
10,164,344
France — 2.0%
Accor SA ................... 535,095 27,120,710
Air Liquide SA ................ 4,152 816,850
Airbus SE ................... 63,415 12,749,913
AXA SA .................... 54,517 2,647,847
Bouygues SA ................ 105,647 4,350,181
Carrefour SA ................. 253,441 3,632,068
Cie de Saint-Gobain SA ......... 443,865 50,918,929
Dassault Systemes SE .......... 246,250 8,089,622
Edenred SE ................. 27,717 791,545
Eiffage SA .................. 51,841 6,958,901
Engie SA ................... 96,680 2,173,196
EssilorLuxottica SA ............ 223,998 66,606,824
Hermes International SCA ........ 28,821 70,481,467
L'Oreal SA .................. 6,289 2,782,779
LVMH Moet Hennessy Louis Vuitton SE 62,161 33,368,775
Orange SA .................. 486,619 7,402,001
Safran SA ................... 16,821 5,546,749
Sodexo SA .................. 54,856 3,262,479
Thales SA ................... 12,314 3,312,392
Vivendi SE .................. 341,937 1,296,216
314,309,444
Georgia — 0.0%
Lion Finance Group plc .......... 12,536 1,256,788
Germany — 0.7%
Allianz SE (Registered) .......... 41,496 16,398,308
Evonik Industries AG ........... 169,760 3,371,107
Merck KGaA ................. 43,702 5,462,071
MTU Aero Engines AG .......... 886 382,184
Northern Data AG
(f)(g)
........... 45,011 1,087,638
RWE AG ................... 119,953 4,921,100
SAP SE .................... 218,458 62,469,332
Siemens Energy AG
(f)
........... 99,119 11,475,876
Symrise AG ................. 59,275 5,373,119
Security
Shares
Shares Value
Germany (continued)
Vonovia SE .................. 135,037 $ 4,190,953
115,131,688
Greece — 0.0%
Athens International Airport SA ..... 103,978 1,186,597
Hellenic Telecommunications
Organization SA , Class R ...... 34,483 625,697
National Bank of Greece SA ...... 55,162 769,430
OPAP SA , Class R ............. 30,526 684,881
3,266,605
Hong Kong — 0.1%
AIA Group Ltd. ............... 147,203 1,372,546
Prudential plc ................ 498,970 6,330,026
Techtronic Industries Co. Ltd. ...... 531,500 6,355,493
14,058,065
Hungary — 0.0%
OTP Bank Nyrt. ............... 28,886 2,343,982
India — 0.1%
Axis Bank Ltd. ................ 22,224 269,890
Bajaj Finance Ltd. ............. 22,970 229,869
Eicher Motors Ltd. ............. 10,127 630,129
GAIL India Ltd. ............... 206,215 415,402
Hindustan Aeronautics Ltd.
(c)
...... 41,784 2,150,457
ICICI Bank Ltd. ............... 20,956 352,885
Infosys Ltd. .................. 163,567 2,781,775
ITC Ltd. .................... 202,438 949,373
Tata Consultancy Services Ltd. .... 164,473 5,672,090
Think & Learn Pvt Ltd., (Acquired
12/11/20, cost $8,580,000)
(d)(f)(j)
... 5,720 —
13,451,870
Indonesia — 0.0%
Astra International Tbk. PT ....... 3,722,000 1,150,547
Bank Mandiri Persero Tbk. PT ..... 6,591,900 1,794,519
Bank Syariah Indonesia Tbk. PT .... 2,813,570 464,479
Ciputra Development Tbk. PT ..... 17,330,700 965,286
Mitra Adiperkasa Tbk. PT ........ 6,880,100 490,967
Telkom Indonesia Persero Tbk. PT .. 1,843,000 323,621
5,189,419
Ireland — 0.2%
Accenture plc , Class A .......... 91,721 24,498,679
Kingspan Group plc ............ 55,064 4,569,870
29,068,549
Israel — 0.0%
(f)
Deep Instinct Ltd.
(d)
............ 346,564 20,794
Etoro Group Ltd. , Class A ........ 61,658 3,697,013
3,717,807
Italy — 1.5%
Banca Monte dei Paschi di Siena SpA 244,864 2,084,632
BPER Banca SpA ............. 535,850 5,273,046
Ferrari NV .................. 33,297 14,600,991
FinecoBank Banca Fineco SpA .... 157,775 3,359,666
Intesa Sanpaolo SpA ........... 14,506,275 87,404,178
Leonardo SpA ................ 112,167 6,046,154
Mediobanca Banca di Credito
Finanziario SpA ............. 196,143 4,318,357
UniCredit SpA ................ 1,504,610 110,699,943
Wizz Air Holdings plc
(a)(c)(f)
........ 49,846 823,491
234,610,458
Japan — 1.8%
Advantest Corp. ............... 38,600 2,566,867
Asahi Intecc Co. Ltd. ........... 166,500 2,591,088

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Japan (continued)
Asahi Kasei Corp. ............. 471,800 $ 3,282,671
Bridgestone Corp. ............. 15,700 635,068
Canon, Inc. .................. 277,800 7,890,254
Dai-ichi Life Holdings, Inc. ........ 1,340,300 10,604,698
Daiichi Sankyo Co. Ltd. .......... 287,927 7,063,405
Daikin Industries Ltd. ........... 21,521 2,646,133
Daiwa Securities Group, Inc. ...... 234,000 1,629,074
Ebara Corp. ................. 62,600 1,143,128
ENEOS Holdings, Inc. .......... 1,853,800 9,729,921
FANUC Corp. ................ 50,364 1,401,981
Fast Retailing Co. Ltd. .......... 9,300 2,836,776
FUJIFILM Holdings Corp. ........ 268,209 5,563,253
GMO Payment Gateway, Inc. ...... 48,600 2,708,616
Idemitsu Kosan Co. Ltd. ......... 486,600 3,128,165
Isetan Mitsukoshi Holdings Ltd. .... 145,200 2,052,036
Japan Exchange Group, Inc. ...... 473,600 4,628,201
Japan Post Bank Co. Ltd. ........ 1,377,400 15,373,569
Japan Post Holdings Co. Ltd. ...... 480,600 4,450,679
Japan Tobacco, Inc. ............ 476,900 13,620,088
Kakaku.com, Inc. .............. 148,400 2,522,278
Kansai Paint Co. Ltd. ........... 137,986 1,953,868
Kawasaki Kisen Kaisha Ltd. ....... 359,700 5,081,442
KDDI Corp. .................. 132,200 2,169,616
Keyence Corp. ............... 41,000 14,830,990
Komatsu Ltd. ................ 193,300 6,227,720
Kuraray Co. Ltd. .............. 233,500 2,886,872
LY Corp. .................... 1,839,000 6,721,850
Mazda Motor Corp. ............ 407,600 2,444,174
MISUMI Group, Inc. ............ 181,400 2,612,166
Mitsubishi Corp. ............... 81,500 1,607,457
Mitsubishi Electric Corp. ......... 79 1,777
Mitsubishi UFJ Financial Group, Inc. . 910,349 12,547,130
MS&AD Insurance Group Holdings, Inc. 127,200 2,717,765
Murata Manufacturing Co. Ltd. ..... 985,300 14,665,289
Nexon Co. Ltd. ............... 302,800 5,540,648
Nidec Corp. ................. 281,000 5,391,346
Nikon Corp. ................. 174,300 1,692,749
Nintendo Co. Ltd. .............. 900 75,221
Nippon Paint Holdings Co. Ltd. ..... 292,296 2,477,952
Nippon Steel Corp. ............. 20,900 402,493
Nippon Yusen KK .............. 206,500 7,241,913
Nissan Chemical Corp. .......... 100,800 3,285,956
Nomura Holdings, Inc. .......... 388,400 2,565,886
Obayashi Corp. ............... 217,900 3,208,634
Olympus Corp. ............... 624,600 7,462,130
Rakus Co. Ltd. ............... 135,795 2,082,766
Rakuten Group, Inc.
(f)
........... 514,700 2,604,236
Rohto Pharmaceutical Co. Ltd. ..... 98,800 1,410,281
Santen Pharmaceutical Co. Ltd. .... 195,607 2,161,246
Shimizu Corp. ................ 476,300 5,276,437
Socionext, Inc. ............... 95,300 1,795,911
SoftBank Group Corp. .......... 44,600 3,405,609
Sumitomo Mitsui Financial Group, Inc. 312,200 7,875,748
Suzuki Motor Corp. ............ 594,100 6,527,718
TOTO Ltd. .................. 159,100 4,050,083
Toyota Motor Corp. ............ 331,600 5,898,371
Toyota Tsusho Corp. ............ 202,300 4,636,380
Trend Micro, Inc. .............. 88,138 5,374,520
Unicharm Corp. ............... 412,100 2,850,557
Yamaha Motor Co. Ltd. .......... 267,199 1,932,604
Yaskawa Electric Corp. .......... 104,800 2,191,974
283,955,434
Security
Shares
Shares Value
Kazakhstan — 0.0%
(c)
Halyk Savings Bank of Kazakhstan
JSC , GDR ................ 28,078 $ 697,332
Kaspi.KZ JSC , ADR ............ 13,193 1,040,928
1,738,260
Macau — 0.0%
Wynn Macau Ltd. .............. 5,034,601 4,172,732
Malaysia — 0.0%
CIMB Group Holdings Bhd. ....... 249,900 382,001
Frontken Corp. Bhd. ............ 949,200 898,569
1,280,570
Mexico — 0.1%
Cemex SAB de CV ............ 2,136,982 1,865,682
Fomento Economico Mexicano SAB de
CV ..................... 48,437 437,281
Fresnillo plc ................. 269,206 4,963,804
Grupo Aeroportuario del Sureste SAB
de CV , Class B ............. 49,833 1,510,549
Grupo Financiero Banorte SAB de CV ,
Class O .................. 905,135 8,066,329
Grupo Mexico SAB de CV, Series B . 109,096 682,912
17,526,557
Netherlands — 0.9%
Argenx SE
(f)
................. 10,061 6,757,268
Argenx SE , ADR
(f)
............. 4,190 2,808,682
ASML Holding NV ............. 132,793 92,035,330
ING Groep NV ................ 536,737 12,508,895
Koninklijke KPN NV ............ 351,895 1,572,092
Koninklijke Vopak NV ........... 29,704 1,418,990
NXP Semiconductors NV ........ 107,259 22,928,757
Teya Services Ltd., Series C, (Acquired
06/03/24, cost $10,172,087)
(d)(f)(j)
.. 5,237 1,557,536
Wolters Kluwer NV ............. 38,856 6,052,172
147,639,722
Norway — 0.1%
DNB Bank ASA ............... 74,242 1,878,304
Kongsberg Gruppen ASA ........ 212,366 6,346,162
Telenor ASA ................. 250,508 3,843,019
12,067,485
Peru — 0.0%
Credicorp Ltd. ................ 9,131 2,164,047
Philippines — 0.0%
Ayala Land, Inc. ............... 1,256,300 536,761
Bloomberry Resorts Corp. ........ 2,810,000 195,579
DigiPlus Interactive Corp. ........ 536,060 231,581
International Container Terminal
Services, Inc. .............. 64,880 498,176
Metropolitan Bank & Trust Co. ..... 385,660 489,728
1,951,825
Poland — 0.1%
LPP SA .................... 343 1,523,387
Powszechna Kasa Oszczednosci Bank
Polski SA ................. 30,264 662,676
Powszechny Zaklad Ubezpieczen SA 422,351 7,079,019
9,265,082
Portugal — 0.0%
Jeronimo Martins SGPS SA ....... 41,646 1,015,233
Republic of Turkiye — 0.0%
Akbank TAS ................. 940,971 1,560,091
Eldorado Gold Corp.
(f)
........... 75,012 1,537,746

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Republic of Turkiye (continued)
Turkiye Is Bankasi A/S , Class C .... 4,071,678 $ 1,482,258
4,580,095
Romania — 0.0%
Banca Transilvania SA .......... 126,975 788,338
Saudi Arabia — 0.0%
Al Rajhi Bank ................ 98,248 2,477,232
Elm Co. .................... 2,653 642,759
Etihad Etisalat Co. ............. 98,839 1,612,579
Saudi Basic Industries Corp. ...... 30,178 439,665
Saudi National Bank (The) ........ 39,569 394,863
Yanbu National Petrochemical Co. .. 71,965 584,625
6,151,723
Singapore — 0.1%
Sea Ltd. , ADR, Class A
(f)
......... 20,779 3,255,030
STMicroelectronics NV .......... 151,127 3,840,737
UOL Group Ltd. ............... 181,454 959,202
8,054,969
South Africa — 0.1%
FirstRand Ltd. ................ 1,233,948 5,240,036
Harmony Gold Mining Co. Ltd. ..... 399,508 5,349,183
Kumba Iron Ore Ltd. ............ 58,550 968,170
Mr Price Group Ltd. ............ 187,882 2,174,112
Valterra Platinum Ltd. ........... 138,832 6,234,933
Vodacom Group Ltd. ........... 51,638 394,253
20,360,687
South Korea — 0.3%
GS Engineering & Construction Corp. 86,904 1,205,288
HD Hyundai Heavy Industries Co. Ltd. 9,544 3,349,556
HD Hyundai Marine Solution Co. Ltd. 4,092 598,512
HD Hyundai Mipo ............. 23,898 3,636,670
HD Korea Shipbuilding & Offshore
Engineering Co. Ltd. ......... 7,943 2,041,209
KB Financial Group, Inc. ......... 18,601 1,477,817
Kia Corp. ................... 24,717 1,808,562
Krafton, Inc.
(f)
................ 21,349 5,026,744
KT&G Corp. ................. 42,771 4,008,664
Misto Holdings Corp. ........... 20,577 529,751
NAVER Corp. ................ 63,819 10,740,428
Samsung Electronics Co. Ltd. ..... 194,333 9,903,982
SK Hynix, Inc. ................ 31,824 6,167,999
50,495,182
Spain — 0.6%
Banco Bilbao Vizcaya Argentaria SA . 1,398,493 23,324,441
Banco de Sabadell SA .......... 2,392,220 8,829,457
Bankinter SA ................. 502,785 7,176,871
CaixaBank SA ................ 1,665,057 15,665,375
Cellnex Telecom SA
(a)(c)
.......... 998,376 35,232,250
Industria de Diseno Textil SA ...... 110,286 5,268,040
Repsol SA .................. 328,698 4,983,643
100,480,077
Sweden — 0.2%
Assa Abloy AB , Class B ......... 20,581 681,030
Atlas Copco AB , Class A ......... 372,744 5,676,290
Boliden AB
(f)
................. 42,506 1,301,076
EQT AB .................... 32,518 1,086,885
Evolution AB
(a)(c)
............... 98,249 8,740,340
Intrum AB
(f)
.................. 19,742 113,970
Investor AB , Class B ............ 171,958 4,983,260
SSAB AB , Class A ............. 199,977 1,153,198
SSAB AB , Class B ............. 384,213 2,171,447
Security
Shares
Shares Value
Sweden (continued)
Volvo AB , Class B ............. 196,847 $ 5,653,407
31,560,903
Switzerland — 0.6%
ABB Ltd. (Registered) ........... 27,820 1,816,594
Belimo Holding AG (Registered) .... 5,407 6,292,277
Galderma Group AG ............ 90,713 13,980,519
Geberit AG (Registered) ......... 16,678 12,776,996
Kuehne + Nagel International AG
(Registered) ............... 38,871 7,924,980
Logitech International SA (Registered) 96,358 8,934,980
Partners Group Holding AG ....... 13,755 18,490,804
SGS SA (Registered) ........... 40,969 4,163,000
Straumann Holding AG (Registered) . 10,120 1,233,020
TE Connectivity plc ............ 25,384 5,222,758
UBS Group AG (Registered) ...... 169,670 6,305,620
Zurich Insurance Group AG ....... 10,954 7,471,796
94,613,344
Taiwan — 1.2%
Accton Technology Corp. ........ 125,000 3,691,776
ASE Technology Holding Co. Ltd. ... 57,000 276,415
ASMedia Technology, Inc. ........ 44,000 2,768,330
ASPEED Technology, Inc. ........ 25,000 3,786,019
eMemory Technology, Inc. ........ 26,000 1,760,058
Genius Electronic Optical Co. Ltd. .. 242,713 3,495,508
Global Unichip Corp. ........... 60,000 2,402,837
International Games System Co. Ltd. 175,000 4,575,846
King Slide Works Co. Ltd. ........ 43,000 3,786,134
MediaTek, Inc. ................ 176,200 7,979,142
Realtek Semiconductor Corp. ..... 398,208 7,614,085
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 3,743,000 144,102,833
Taiwan Semiconductor Manufacturing
Co. Ltd. , ADR .............. 24,000 5,798,880
192,037,863
Thailand — 0.0%
CP ALL PCL ................. 999,100 1,443,538
Krungthai Card PCL ............ 293,400 255,323
True Corp. PCL , NVDR
(f)
......... 1,974,800 626,541
2,325,402
United Arab Emirates — 0.1%
Abu Dhabi Commercial Bank PJSC . 175,230 775,410
Air Arabia PJSC ............... 690,487 698,031
Aldar Properties PJSC .......... 333,052 860,652
Borouge plc ................. 1,045,131 750,748
Emaar Development PJSC ....... 138,231 564,113
Emaar Properties PJSC ......... 674,383 2,792,825
NMC Health plc
(d)(f)
............. 1,077,976 14
6,441,793
United Kingdom — 3.0%
Admiral Group plc ............. 141,010 6,356,241
AstraZeneca plc .............. 53,787 7,847,075
B&M European Value Retail SA .... 739,410 2,185,602
BAE Systems plc .............. 4,301,285 102,631,420
British American Tobacco plc ...... 117,500 6,295,339
Bunzl plc ................... 157,849 4,684,559
Compass Group plc ............ 2,225,251 78,194,151
Flutter Entertainment plc
(f)
........ 99,221 29,990,540
Genius Sports Ltd.
(f)
............ 635,957 7,154,516
Grand Rounds, Inc., (Acquired
06/03/24, cost $31,181,561)
(d)(f)(j)
.. 11,562,554 9,134,418
Imperial Brands plc ............ 113,413 4,420,769
J Sainsbury plc ............... 1,793,702 7,172,290

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United Kingdom (continued)
Lloyds Banking Group plc ........ 3,886,179 $ 3,985,076
Marks & Spencer Group plc ....... 1,004,560 4,613,534
National Grid plc .............. 6,208,182 87,237,897
NatWest Group plc ............. 1,240,131 8,608,472
RELX plc ................... 1,627,236 84,552,954
Rolls-Royce Holdings plc ........ 2,080,584 29,529,689
Schroders plc ................ 285,691 1,468,495
486,063,037
United States — 48.6%
Abbott Laboratories ............ 25,283 3,190,462
AbbVie, Inc. ................. 34,320 6,487,166
Adobe, Inc.
(f)(k)
................ 71,390 25,535,489
Advanced Micro Devices, Inc.
(f)
.... 18,793 3,313,394
Air Products & Chemicals, Inc. ..... 108,604 31,264,920
Airbnb, Inc. , Class A
(f)(k)
.......... 31,750 4,204,017
Alcon AG ................... 72,476 6,353,824
ALL Health Services Corp., (Acquired
06/03/24, cost $0)
(d) (f)(j)
........ 304 —
Alphabet, Inc. , Class C .......... 1,418,862 273,641,725
Altria Group, Inc. .............. 146,842 9,095,393
Amazon.com, Inc.
(f)(k)
........... 1,499,968 351,157,508
AMC Networks, Inc. , Class A
(f)
..... 90,448 541,784
Amentum Holdings, Inc.
(f)
........ 215,152 5,372,345
Amgen, Inc. ................. 22,102 6,522,300
Amphenol Corp. , Class A ........ 114,055 12,147,998
Analog Devices, Inc. ............ 34,956 7,852,166
Anduril Investors LLC, Series G
(d)(f)
.. 132,173 5,403,232
Apollo Global Management, Inc.
(k)
... 363,312 52,796,500
Apple, Inc.
(k)
................. 1,367,982 283,952,024
Applied Materials, Inc. .......... 60,411 10,877,605
Arista Networks, Inc.
(f)
........... 20,167 2,484,978
AT&T, Inc. ................... 627,464 17,198,788
Atmos Energy Corp. ............ 3,827 596,706
Autodesk, Inc.
(f)
............... 128,132 38,838,091
Avaya, Inc.
(f)
................. 1,123 7,615
Ball Corp. ................... 79,418 4,547,475
Bank of America Corp. .......... 2,724,900 128,806,023
Best Buy Co., Inc. ............. 95,836 6,235,090
Boeing Co. (The)
(f)
............. 452,255 100,328,249
Booking Holdings, Inc. .......... 2,925 16,099,375
Boston Scientific Corp.
(f)
......... 969,146 101,682,798
BP plc ..................... 726,231 3,892,804
Broadcom, Inc. ............... 622,521 182,834,418
Cadence Design Systems, Inc.
(f)
.... 68,746 25,062,729
Caesars Entertainment, Inc.
(f)
...... 83,482 2,227,300
Capital One Financial Corp. ....... 589,760 126,798,327
CarMax, Inc.
(f)
................ 271,552 15,372,559
Carrier Global Corp. ............ 116,587 8,000,200
Centene Corp.
(f)
............... 109,497 2,854,587
Century Communities, Inc. ....... 55,268 3,111,036
CF Industries Holdings, Inc. ....... 129,719 12,041,815
Charter Communications, Inc. , Class A
(f)
14,183 3,820,333
Cheniere Energy, Inc. ........... 15,689 3,700,721
Chevron Corp. ................ 433,134 65,680,440
Chipotle Mexican Grill, Inc.
(f)
...... 93,654 4,015,884
Cisco Systems, Inc. ............ 936,394 63,749,704
Citigroup, Inc. ................ 1,451,040 135,962,448
Coca-Cola Co. (The) ........... 62,289 4,228,800
Coinbase Global, Inc. , Class A
(f)
.... 8,207 3,100,276
Comerica, Inc. ................ 11,752 794,083
CommScope Holding Co., Inc.
(f)
.... 227,906 1,868,829
Confluent, Inc. , Class A
(f)
......... 1,583,484 28,067,254
Core Scientific, Inc.
(f)
........... 115,474 1,563,518
CoreWeave, Inc. , Class A , (Acquired
03/27/25, cost $5,187,989)
(f)(j)
.... 110,400 12,599,952
Security
Shares
Shares Value
United States (continued)
Costco Wholesale Corp. ......... 135,538 $ 127,356,926
Crescent Midstream Private
(d)(f)(l)
.... 5,696,000 5,696,000
CRH plc .................... 510,760 48,752,042
Crowdstrike Holdings, Inc. , Class A
(f)
. 28,184 12,811,601
Crown PropTech Acquisitions
(d)(f)
.... 308,496 250,206
Crown PropTech Acquisitions , Class A
(f)
108,245 1,231,828
CSL Ltd. .................... 24,101 4,169,093
CyberArk Software Ltd.
(f)
......... 35,818 14,738,032
Danaher Corp. ............... 118,844 23,431,283
Davidson Kempner Merchant Co.-Invest
Fund LP, (Acquired 04/07/21, cost
$0)
(f)(j)(l)
................... —
(m)
23,068,689
DaVita, Inc.
(f)
................. 43,510 6,107,499
Deckers Outdoor Corp.
(f)
......... 23,668 2,512,832
Delta Air Lines, Inc. ............ 611,872 32,557,709
Devon Energy Corp. ............ 14,331 476,076
Dexcom, Inc.
(f)
................ 73,675 5,950,730
DF Residential III LP
(d)(f)
.......... 7,796,037 8,029,918
Digital Realty Trust, Inc. ......... 23,329 4,116,169
Dillard's, Inc. , Class A ........... 2,715 1,267,715
Dollar General Corp. ........... 43,052 4,516,155
DoorDash, Inc. , Class A
(f)
........ 8,806 2,203,701
DR Horton, Inc. ............... 199,522 28,499,722
DraftKings, Inc. , Class A
(f)
........ 232,114 10,454,415
Duke Energy Corp. ............ 109,400 13,307,416
DuPont de Nemours, Inc. ........ 132,832 9,550,621
eBay, Inc. ................... 45,800 4,202,150
Edison International ............ 105,551 5,501,318
Edwards Lifesciences Corp.
(f)
...... 78,558 6,230,435
Electronic Arts, Inc. ............ 40,127 6,118,966
Eli Lilly & Co. ................ 230,085 170,279,006
EMCOR Group, Inc. ............ 6,209 3,896,085
EOG Resources, Inc. ........... 207,271 24,876,665
EPAM Systems, Inc.
(f)
........... 4,998 788,235
Epic Games, Inc., (Acquired 10/17/24,
cost $33,724,034)
(d)(f)(j)
........ 61,803 47,415,880
EQT Corp. .................. 782,560 42,062,600
Erie Indemnity Co. , Class A ....... 19,728 7,027,903
Eversource Energy ............ 82,316 5,441,088
EXO Capital Technologies, Inc.,
(Acquired 05/22/25, cost
$8,339,244)
(d)(f)(j)
............ 14,236 5,125
EXO Capital Technologies, Inc., Series
D , Class E , (Acquired 05/22/25, cost
$403,846)
(d)(f)(j)
.............. 661,698 489,656
Experian plc ................. 79,053 4,165,362
FactSet Research Systems, Inc. .... 8,569 3,452,450
Fair Isaac Corp.
(f)
.............. 5,570 8,002,530
Fanatics Holdings, Inc. , Class
A , (Acquired 12/15/21, cost
$40,652,984)
(d)(f)(j)
............ 599,248 36,494,203
Farmers Business Network, Inc.
(d)(f)
.. 310,205 400,164
Fifth Third Bancorp ............ 97,708 4,061,722
Figma, Inc. , Class A
(f)
........... 23,801 2,749,016
First Citizens BancShares, Inc. , Class A 2,099 4,187,001
First Horizon Corp. ............. 65,871 1,436,647
Fiserv, Inc.
(f)
................. 428,706 59,564,412
Flagstar Financial, Inc. .......... 849,545 9,591,363
Flowco Holdings, Inc. , Class A ..... 176,823 3,306,590
Ford Motor Co. ............... 585,610 6,482,703
Formentera Partners Fund II LP
(d)(l)
.. —
(m)
10,519,819
Fortinet, Inc.
(f)
................ 171,840 17,166,816
Fortive Corp. ................. 88,779 4,255,177
Fox Corp. , Class A ............. 322,982 18,009,476
FQT Holding Co. LLC
(d)(f)
......... 2,439,185 3,951,480

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Freeport-McMoRan, Inc. ......... 1,290,961 $ 51,948,271
FreeWire Technologies, Inc.
(d)(f)
..... 166 —
Gartner, Inc.
(f)
................ 11,096 3,757,660
GE Aerospace ................ 79,442 21,535,137
GE Vernova, Inc. .............. 21,349 14,096,531
Gen Digital, Inc. ............... 154,765 4,564,020
General Dynamics Corp. ......... 9,501 2,960,607
Gilead Sciences, Inc. ........... 64,481 7,240,571
Goldman Sachs Group, Inc. (The) .. 26,121 18,900,894
Graco, Inc. .................. 38,264 3,213,411
GSK plc .................... 462,226 8,502,184
Hewlett Packard Enterprise Co. .... 293,317 6,068,729
Hilton Worldwide Holdings, Inc. .... 224,280 60,124,982
Holcim AG .................. 47,243 3,767,626
Home Depot, Inc. (The) ......... 229,667 84,404,919
Howmet Aerospace, Inc. ......... 98,213 17,655,751
HP, Inc. .................... 681,762 16,907,698
Huntington Ingalls Industries, Inc. ... 19,354 5,397,056
iHeartMedia, Inc. , Class A
(f)(g)
...... 10,778 20,155
Interpublic Group of Cos., Inc. (The) . 82,795 2,036,757
Intuit, Inc. ................... 49,934 39,204,681
Intuitive Surgical, Inc.
(f)
.......... 122,770 59,063,419
Invesco Ltd. ................. 450,514 9,465,299
Jabil, Inc. ................... 79,828 17,815,215
Johnson & Johnson ............ 87,302 14,382,131
JPMorgan Chase & Co. ......... 624,218 184,918,340
Keurig Dr Pepper, Inc. .......... 18,587 606,866
Lam Research Corp. ........... 139,797 13,258,347
Las Vegas Sands Corp. ......... 451,026 23,633,762
Latch, Inc.
(f)
.................. 520,854 62,502
Lionsgate Studios Corp.
(f)(g)
....... 699,154 4,138,992
Live Nation Entertainment, Inc.
(f)(g)
... 384,280 56,758,156
Lockheed Martin Corp. .......... 68,120 28,677,158
Lumen Technologies, Inc.
(f)
....... 1,090,746 4,853,820
LyondellBasell Industries NV , Class A 68,302 3,956,735
M/I Homes, Inc.
(f)
.............. 13,994 1,681,939
Marathon Petroleum Corp. ....... 28,559 4,860,456
MarketAxess Holdings, Inc. ....... 52,471 10,782,791
Marsh & McLennan Cos., Inc. ..... 333,285 66,390,372
Marvell Technology, Inc. ......... 152,090 12,223,473
Masimo Corp.
(f)
............... 115,751 17,801,346
Mastercard, Inc. , Class A ......... 152,659 86,476,744
Match Group, Inc. ............. 674,987 23,131,804
McKesson Corp. .............. 114,635 79,503,958
Medtronic plc ................ 704,675 63,589,872
Melange Secondaries Partners
(d)(f)(l)
.. —
(m)
8,206,254
Merck & Co., Inc. .............. 36,537 2,854,270
Meritage Homes Corp. .......... 22,436 1,510,840
Meta Platforms, Inc. , Class A ...... 322,394 249,352,415
Mettler-Toledo International, Inc.
(f)
... 2,379 2,934,925
MGM Resorts International
(f)
...... 142,531 5,195,255
Microchip Technology, Inc. ........ 93,135 6,294,995
Micron Technology, Inc. .......... 496,386 54,175,568
Microsoft Corp. ............... 891,596 475,666,466
Moderna, Inc.
(f)
............... 88,661 2,620,819
Mosaic Co. (The) .............. 257,103 9,258,279
MSCI, Inc. .................. 30,465 17,101,832
Nasdaq, Inc. ................. 7,166 689,513
Nestle SA (Registered) .......... 110,246 9,632,974
Netflix, Inc.
(f)
................. 62,435 72,387,139
NextEra Energy, Inc. ........... 1,036,693 73,667,405
Northrop Grumman Corp. ........ 12,440 7,173,028
Novartis AG (Registered) ........ 180,690 20,578,257
NRG Energy, Inc. .............. 91,453 15,290,942
Nucor Corp. ................. 33,244 4,756,219
Security
Shares
Shares Value
United States (continued)
Nutanix, Inc. , Class A
(f)
.......... 4,255 $ 319,848
NVIDIA Corp.
(k)
............... 2,708,853 481,823,683
Omnicom Group, Inc. ........... 134,284 9,675,162
Opendoor Technologies, Inc. , Class A
(f)
(g)
...................... 744,088 1,369,122
Oracle Corp. ................. 480,422 121,916,691
Otis Worldwide Corp. ........... 73,222 6,274,393
Palantir Technologies, Inc. , Class A
(f)
. 75,257 11,916,946
Palladyne AI Corp.
(f)
............ 607,934 4,972,902
Palladyne AI Corp.
(f)
............ 27,356 223,772
Palo Alto Networks, Inc.
(f)
........ 37,548 6,518,333
Paramount Global , Class B ....... 90,045 1,131,866
Paychex, Inc. ................ 8,052 1,162,145
PayPal Holdings, Inc.
(f)
.......... 126,616 8,706,116
PepsiCo, Inc. ................ 24,363 3,360,145
Philip Morris International, Inc. ..... 111,546 18,299,121
Phillips 66 ................... 33,154 4,097,171
Pilgrim's Pride Corp. ............ 44,046 2,087,340
Playstudios, Inc. , Class A
(f)
....... 831,348 956,050
PNC Financial Services Group, Inc.
(The) .................... 72,734 13,839,098
Principal Financial Group, Inc. ..... 173,372 13,493,543
Progressive Corp. (The) ......... 431,109 104,345,622
QUALCOMM, Inc. ............. 29,105 4,271,450
Raymond James Financial, Inc. .... 2,689 449,413
Relspace
(d)(f)
................. 5,551 5,717
ResMed, Inc. ................ 8,436 2,294,086
ROBLOX Corp. , Class A
(f)
........ 4,329 596,493
Roche Holding AG ............. 20,226 6,311,989
Royalty Pharma plc , Class A ...... 16,267 598,626
RTX Corp. .................. 25,161 3,964,619
S&P Global, Inc. .............. 25,132 13,850,245
Salesforce, Inc. ............... 350,675 90,589,873
Sanofi SA ................... 394,865 35,447,328
Schneider Electric SE ........... 10,155 2,628,047
Screaming Eagle Acquistion
Corp., (Acquired 05/14/24, cost
$2,667,489)
(f)(j)
.............. 262,419 1,537,414
ServiceTitan, Inc. , Class A
(f)
....... 50,433 5,886,035
Shell plc .................... 2,548,403 91,834,525
Skyworks Solutions, Inc. ......... 50,277 3,445,986
Snorkel AI, Inc., Series B, (Acquired
06/30/21, cost $1,060,929)
(d)(f)(j)
.. 70,636 673,867
Snowflake, Inc. , Class A
(f)
........ 61,322 13,705,467
Solaris Energy Infrastructure, Inc. ,
Class A .................. 421,373 13,766,256
Sonder Holdings, Inc. , Class A
(f)
.... 103,334 225,268
SOURCE Global PBC
(d)(f)
......... 139,668 11,173
Space Exploration Technologies Corp. ,
Class A , (Acquired 08/21/23, cost
$8,130,699)
(d)(f)(j)
............ 100,379 20,541,559
Space Exploration Technologies Corp. ,
Class C , (Acquired 08/21/23, cost
$8,726,616)
(d)(f)(j)
............ 107,736 22,047,095
Spotify Technology SA
(f)
......... 12,676 7,942,021
Starz Entertainment Corp. ........ 29,498 429,196
State Street Corp. ............. 51,092 5,709,531
Stellantis NV ................. 217,567 1,920,052
Stryker Corp. ................ 202,867 79,671,957
Synchrony Financial ............ 127,857 8,907,797
Synopsys, Inc.
(f)
............... 8,402 5,322,415
T. Rowe Price Group, Inc. ........ 125,744 12,756,729
Take-Two Interactive Software, Inc.
(f)
. 26,860 5,982,528
Tesla, Inc.
(f)
.................. 237,959 73,355,621
Texas Instruments, Inc. .......... 16,621 3,009,398

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Textron, Inc. ................. 183,914 $ 14,302,992
TJX Cos., Inc. (The) ............ 566,239 70,513,743
T-Mobile US, Inc. .............. 42,476 10,126,703
Toll Brothers, Inc. .............. 57,445 6,799,190
Tractor Supply Co. ............. 109,788 6,252,427
Trane Technologies plc .......... 221,200 96,903,296
TransDigm Group, Inc. .......... 76,221 122,598,430
TRI Pointe Homes, Inc.
(f)
......... 48,617 1,497,404
Uber Technologies, Inc.
(f)
......... 245,477 21,540,607
Union Pacific Corp. ............ 288,497 64,037,679
United Airlines Holdings, Inc.
(f)
..... 238,249 21,039,769
Universal Health Services, Inc. , Class B 39,226 6,529,168
Valero Energy Corp. ............ 348,644 47,872,308
Veeva Systems, Inc. , Class A
(f)
..... 1,167 331,661
Ventas, Inc. ................. 33,730 2,265,981
Venture Global, Inc. , Class A
(g)
..... 112,575 1,725,775
Verizon Communications, Inc. ..... 577,578 24,697,235
Vertex Pharmaceuticals, Inc.
(f)
..... 13,370 6,108,352
Vertiv Holdings Co. , Class A ...... 645,450 93,977,520
Viatris, Inc. .................. 637,789 5,574,276
Viper Energy, Inc. , Class A ....... 111,087 4,183,536
Visa, Inc. , Class A ............. 41,072 14,189,144
Vistra Corp. ................. 401,718 83,774,272
Walgreens Boots Alliance, Inc. ..... 334,870 3,897,887
Walmart, Inc. ................. 1,261,204 123,572,768
Walt Disney Co. (The) .......... 471,551 56,166,440
Warner Bros Discovery, Inc.
(f)
...... 620,868 8,176,832
Waste Management, Inc. ......... 32,554 7,460,075
Waters Corp.
(f)(g)
............... 29,224 8,438,722
Wells Fargo & Co. ............. 1,463,603 118,010,310
West Pharmaceutical Services, Inc. . 1,285 307,449
Western Digital Corp. ........... 118,356 9,313,434
Williams Cos., Inc. (The) ......... 849,205 50,909,840
Workday, Inc. , Class A
(f)
......... 49,922 11,451,108
Wynn Resorts Ltd. ............. 31,100 3,390,833
Yum! Brands, Inc. ............. 16,601 2,393,034
Zimmer Biomet Holdings, Inc. ..... 69,191 6,341,355
Zoetis, Inc. , Class A ............ 43,437 6,332,680
Zoom Communications, Inc. , Class A
(f)
7,461 552,487
7,840,495,577
Total Common Stocks — 66.0%
(Cost: $7,100,501,975) ........................... 10,653,831,996
Par (000)
Pa r (000)
Corporate Bonds
Argentina — 0.0%
(a)
Pampa Energia SA, 7.88%, 12/16/34 USD 659 659,000
Telecom Argentina SA, 9.25%, 05/28/33 691 710,003
Vista Energy Argentina SAU, 8.50%,
06/10/33 ................. 711 729,486
2,098,489
Australia — 0.3%
AngloGold Ashanti Holdings plc, 3.75%,
10/01/30 ................. 1,237 1,160,838
CIMIC Finance USA Pty. Ltd., 7.00%,
03/25/34
(c)
................ 200 212,603
Dyno Nobel Ltd., 5.82%, 08/08/35
(c)
. AUD 270 175,676
Insurance Australia Group Ltd., (3-mo.
ASX Australia Bank Bill Short
Term Rates Mid + 1.68%), 5.39%,
06/15/37
(b)(c)
............... 200 127,506
Security
Par (000)
Par (000) Value
Australia (continued)
IREN Ltd., Series IREN, 3.50%,
12/15/29
(a)(n)
............... USD 2,584 $ 3,649,900
Mineral Resources Ltd.
(a)
9.25%, 10/01/28 ............ 799 835,077
8.50%, 05/01/30 ............ 2,257 2,310,350
National Australia Bank Ltd., (3-mo.
ASX Australia Bank Bill Short
Term Rates Mid + 1.70%), 5.77%,
07/30/40
(b)(c)
............... AUD 980 633,998
NSW Electricity Networks Finance Pty.
Ltd. , (3-mo. ASX Australia Bank Bill
Short Term Rates Mid + 2.05%),
5.78%, 03/11/55
(b)(c)
.......... 470 303,522
Oceana Australian Fixed Income Trust
(d)
12.50%, 07/31/26 ........... 9,773 6,445,799
12.50%, 07/31/27 ........... 16,288 10,990,857
10.50%, 07/31/28 ........... 13,715 8,968,189
Pacific National Finance Pty. Ltd.,
(ADSWAP5 + 3.85%), 7.75%,
12/11/54
(b)(c)
............... 480 311,109
Port of Newcastle Investments
Financing Pty. Ltd.
(c)
6.10%, 07/18/33 ............ 150 98,297
6.10%, 07/18/33 ............ 210 137,615
Quintis Australia Pty. Ltd.
(a)(d)(f)(h)(o)(p)
7.50%, (7.50% Cash or 8.00% PIK),
10/01/26 ............... USD 92,389 10,624,757
12.00%, (12.00% Cash or 12.00%
PIK), 10/01/28 ........... 82,685 8
Scentre Group Trust 1 , (3-mo. ASX
Australia Bank Bill Short Term Rates
Mid + 2.00%), 5.60%, 03/31/55
(b)(c)
AUD 400 257,962
47,244,063
Austria — 0.0%
ams-OSRAM AG, 2.13%, 11/03/27
(c)(n)
EUR 4,700 5,162,504
Belgium — 0.0%
Telenet Finance Luxembourg Notes
SARL, 5.50%, 03/01/28
(a)
...... USD 5,400 5,332,024
Brazil — 0.0%
Braskem Netherlands Finance BV,
8.00%, 10/15/34
(a)
........... 1,215 861,131
LD Celulose International GmbH,
7.95%, 01/26/32
(a)
........... 680 710,940
MC Brazil Downstream Trading SARL
7.25%, 06/30/31
(a)
........... 574 464,761
7.25%, 06/30/31
(c)
........... 403 326,589
Nexa Resources SA, 6.75%, 04/09/34
(a)
362 379,286
Raizen Fuels Finance SA
(a)
6.45%, 03/05/34 ............ 935 928,277
6.95%, 03/05/54 ............ 475 443,650
Samarco Mineracao SA
(p)
9.00%, (9.00% Cash or 9.00% PIK),
06/30/31
(a)
.............. 198 193,991
9.00%, (9.00% Cash or 9.00% PIK),
06/30/31
(c)
.............. 431 423,084
Suzano Austria GmbH, Series DM3N ,
3.13%, 01/15/32 ............ 654 573,630
Trident Energy Finance plc, 12.50%,
11/30/29
(c)
................. 562 578,686
Vale Overseas Ltd., 6.40%, 06/28/54 . 676 659,776
6,543,801
Cameroon — 0.0%
Golar LNG Ltd., 2.75%, 12/15/30
(a)(n)
. 1,449 1,473,633

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Canada — 0.8%
1011778 BC ULC
(a)
4.38%, 01/15/28 ............ USD 250 $ 244,297
4.00%, 10/15/30 ............ 1,276 1,182,230
Air Canada Pass-Through Trust, Series
2020-1, Class C, 10.50%, 07/15/26
(a)
5,740 6,015,522
Alexandrite Lake Lux Holdings Sarl,
6.75%, 07/30/30
(c)
........... EUR 2,938 3,415,711
Bombardier, Inc.
(a)
8.75%, 11/15/30 ............ USD 79 85,014
7.25%, 07/01/31 ............ 255 266,273
7.00%, 06/01/32 ............ 403 416,899
6.75%, 06/15/33 ............ 334 343,292
Brookfield Residential Properties, Inc.,
4.88%, 02/15/30
(a)
........... 845 768,375
Garda World Security Corp.
(a)
4.63%, 02/15/27 ............ 244 241,831
7.75%, 02/15/28 ............ 273 281,144
HR Ottawa LP, 11.00%, 03/31/31
(a)
.. 49,069 53,134,191
Husky Injection Molding Systems Ltd.,
9.00%, 02/15/29
(a)
........... 715 737,834
Resort Communities LoanCo. LP,
12.50%, 11/21/28
(a)(b)(d)
........ 54,565 55,486,809
Toucan FinCo. Ltd., 9.50%, 05/15/30
(a)
6,240 6,389,167
129,008,589
Chile — 0.0%
(a)
AES Andes SA
6.30%, 03/15/29 ............ 481 495,613
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.84%), 8.15%, 06/10/55
(b)
... 990 1,035,154
Banco de Credito e Inversiones SA, (5-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.94%),
8.75%
(b)(q)
................. 420 448,140
Banco del Estado de Chile, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.23%), 7.95%
(b)
(q)
...................... 669 710,269
WOM Chile Holdco SpA, 5.00%, (5.00%
Cash or 5.00% PIK), 04/01/32
(b)(n)(p)
2,673 2,609,129
WOM Mobile SA, 12.50%, (12.50%
Cash or 12.50% PIK), 04/01/31
(b)(p)
756 721,793
6,020,098
China — 0.1%
Alibaba Group Holding Ltd., 0.50%,
06/01/31
(n)
................ 4,238 5,619,588
CFAMC IV Co. Ltd. , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 6.98%), 4.25%
(b)
(c)(q)
..................... 300 299,250
Fantasia Holdings Group Co. Ltd.
(c)(f)(o)
11.75%, 04/17/22 ........... 2,110 55,388
10.88%, 01/09/23 ........... 3,132 82,215
9.25%, 07/28/23 ............ 902 23,677
7.95%, 07/05/24 ............ 510 13,388
9.88%, 10/19/24 ............ 481 12,626
Far East Horizon Ltd.
(c)
6.63%, 04/16/27 ............ 430 436,004
5.88%, 03/05/28 ............ 500 498,595
6.00%, 10/01/28 ............ 830 828,448
Fortune Star BVI Ltd., 3.95%,
10/02/26
(c)
................ EUR 1,200 1,342,749
GLP China Holdings Ltd., 2.95%,
03/29/26
(c)
................ USD 230 221,375
Security
Par (000)
Par (000) Value
China (continued)
Prosus NV, 4.03%, 08/03/50
(c)
..... USD 1,083 $ 725,610
10,158,913
Colombia — 0.0%
ABRA Global Finance, 14.00%,
(14.00% Cash or 14.00% PIK),
10/22/29
(a)(p)
............... 912 688,948
Bancolombia SA , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 4.32%), 8.63%,
12/24/34
(b)
................ 583 618,854
Gran Tierra Energy, Inc., 9.50%,
10/15/29
(a)
................ 1,019 838,128
SURA Asset Management SA, 6.35%,
05/13/32
(a)
................ 925 966,995
3,112,925
Costa Rica — 0.0%
Liberty Costa Rica Senior Secured
Finance, 10.88%, 01/15/31
(a)
.... 637 678,564
Czech Republic — 0.1%
(c)
Allwyn Entertainment Financing UK plc,
7.25%, 04/30/30 ............ EUR 4,000 4,844,394
Czechoslovak Group A/S, 5.25%,
01/10/31 ................. 2,500 2,931,458
7,775,852
Denmark — 0.0%
SGL Group ApS, (3-mo. EURIBOR
at 0.00% Floor + 4.25%), 6.30%,
02/24/31
(a)(b)(c)
.............. 1,337 1,539,082
Dominican Republic — 0.0%
Aeropuertos Dominicanos Siglo XXI
SA, 7.00%, 06/30/34
(a)
........ USD 359 370,255
Finland — 0.0%
(c)
Citycon Treasury BV
5.00%, 03/11/30 ............ EUR 575 670,878
5.38%, 07/08/31 ............ 725 853,718
Mehilainen Yhtiot Oy
5.13%, 06/30/32 ............ 1,775 2,040,762
(3-mo. EURIBOR at 0.00% Floor +
3.38%), 5.41%, 06/30/32
(b)
... 431 493,975
4,059,333
France — 0.5%
Afflelou SAS, 6.00%, 07/25/29
(c)
.... 2,864 3,423,212
Air France-KLM, (5-Year EURIBOR ICE
Swap Rate + 3.58%), 5.75%
(b)(c)(q)
. 1,300 1,513,231
Altice France SA
(c)
3.38%, 01/15/28 ............ 870 867,994
4.13%, 01/15/29 ............ 733 736,612
4.25%, 10/15/29 ............ 730 730,982
Atos SE, 1.00%, 12/18/32
(c)(r)
...... 2,357 1,117,869
Bertrand Franchise Finance SAS,
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 5.77%, 07/18/30
(b)(c)
.... 2,919 3,243,908
BNP Paribas SA, (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 3.20%), 4.63%
(a)(b)(q)
... USD 848 830,360
ELO SACA
(c)
2.88%, 01/29/26 ............ EUR 1,400 1,589,691
4.88%, 12/08/28 ............ 1,500 1,726,954
Eutelsat SA, 1.50%, 10/13/28
(c)
.... 1,700 1,786,034
Forvia SE, 2.75%, 02/15/27
(c)
...... 1,921 2,178,346

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
France (continued)
Goldstory SAS
(3-mo. EURIBOR at 0.00% Floor +
4.00%), 6.18%, 02/01/30
(a)(b)
.. EUR 3,297 $ 3,810,885
6.75%, 02/01/30
(c)
........... 226 269,006
6.75%, 02/01/30
(a)
........... 3,678 4,377,895
Iliad Holding SASU
5.63%, 10/15/28
(c)
........... 7,356 8,552,655
7.00%, 10/15/28
(a)
........... USD 1,557 1,580,347
6.88%, 04/15/31
(c)
........... EUR 510 625,786
7.00%, 04/15/32
(a)
........... USD 459 471,113
IPD 3 BV
5.50%, 06/15/31
(c)
........... EUR 3,025 3,514,725
Lion/Polaris Lux 4 SA , (3-mo.
EURIBOR + 3.63%), 5.56%,
07/01/29
(b)(c)
............... 2,837 3,256,943
Loxam SAS, 6.38%, 05/31/29
(c)
.... 4,432 5,266,859
Lune Holdings SARL, 5.63%, 11/15/28
(c)
2,284 1,061,044
Opal Bidco SAS, 6.50%, 03/31/32
(a)
. USD 292 294,931
Opmobility, 4.30%, 02/05/31
(c)
..... EUR 600 693,108
RCI Banque SA
(b)(c)
(5-Year EURIBOR ICE Swap Rate +
2.75%), 5.50%, 10/09/34 .... 3,000 3,576,036
(5-Year EURIBOR ICE Swap Rate +
2.20%), 4.75%, 03/24/37 .... 1,700 1,968,588
Sabena technics SAS, (Acquired
10/28/22, cost $7,127,037), (3-mo.
EURIBOR + 5.00%), 6.98%,
09/30/29
(b)(d)(j)
.............. 7,221 8,241,042
Seche Environnement SACA, 4.50%,
03/25/30
(c)
................ 412 480,002
Societe Generale SA, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.79%), 8.13%
(a)
(b)(q)
..................... USD 2,601 2,714,809
Tereos Finance Groupe I SA, 5.75%,
04/30/31
(c)
................ EUR 672 755,383
Worldline SA , 5.50%, 06/10/30
(c)
.... 2,200 2,253,561
73,509,911
Germany — 0.7%
ADLER Pelzer Holding GmbH, 9.50%,
04/01/27
(a)
................ 1,695 1,896,330
Alstria Office AG, 5.50%, 03/20/31
(c)
. 1,700 1,983,406
APCOA Group GmbH, (3-mo.
EURIBOR at 0.00% Floor + 4.13%),
6.15%, 04/15/31
(b)(c)
.......... 1,864 2,132,515
Aroundtown Finance SARL
(b)(c)(q)
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 4.49%),
8.63% ................. GBP 3,123 4,185,018
(5-Year EURIBOR ICE Swap Rate +
4.51%), 7.13% ........... EUR 2,492 2,966,745
Commerzbank AG
(b)(c)(q)
(5-Year EUR Swap Annual +
4.39%), 4.25% ........... 1,600 1,800,211
(5-Year EUR Swap Annual +
6.74%), 6.50% ........... 4,000 4,864,013
(5-Year EURIBOR ICE Swap Rate +
5.13%), 7.88% ........... 2,000 2,573,233
DEMIRE Deutsche Mittelstand Real
Estate AG, 5.00%, 12/31/27
(c)(r)
... 4,668 5,013,627
Deutsche Bank AG
(b)
(5-Year EURIBOR ICE Swap Rate +
4.55%), 4.50%
(c)(q)
......... 800 898,621
(5-Year EURIBOR ICE Swap Rate +
4.75%), 4.63%
(c)(q)
......... 8,000 8,878,718
Security
Par (000)
Par (000) Value
Germany (continued)
(5-Year EURIBOR ICE Swap Rate +
4.60%), 7.13%
(c)(q)
......... EUR 1,600 $ 1,889,528
(1-day SOFR + 1.30%), 4.95%,
08/04/31 ............... USD 1,183 1,184,959
Deutsche Lufthansa AG, (5-Year
EURIBOR ICE Swap Rate + 2.86%),
5.25%, 01/15/55
(b)(c)
.......... EUR 3,900 4,521,133
Dynamo Newco II GmbH, 6.25%,
10/15/31
(c)
................ 1,173 1,393,200
Envalior Deutschland Gmbh, 11.88%,
04/01/31
(d)
................ 12,470 13,269,830
Fressnapf Holding SE, 5.25%,
10/31/31
(c)
................ 1,606 1,876,607
IHO Verwaltungs GmbH
(c)
8.75%, (8.75% Cash or 9.50% PIK),
05/15/28
(b)(p)
............. 4,042 4,836,529
Series MAR, 7.00%, 11/15/31 ... 2,501 2,972,150
Mahle GmbH, 6.50%, 05/02/31
(a)
... 4,782 5,510,579
PCF GmbH
(c)
4.75%, 04/15/29 ............ 1,139 1,019,777
(3-mo. EURIBOR at 4.75% Floor +
4.75%), 6.78%, 04/15/29
(b)
... 1,976 1,779,085
PrestigeBidCo GmbH , (3-mo.
EURIBOR at 0.00% Floor + 3.75%),
5.78%, 07/01/29
(b)(c)
.......... 2,141 2,455,037
ProGroup AG
(a)
5.13%, 04/15/29 ............ 1,403 1,611,014
5.38%, 04/15/31 ............ 1,427 1,604,065
Schaeffler AG
(c)
4.25%, 04/01/28 ............ 800 929,282
5.38%, 04/01/31 ............ 600 707,050
Tele Columbus AG, 10.00%, (10.00%
Cash or 10.00% PIK), 01/01/29
(b)(c)(p)
4,001 3,048,778
TK Elevator Midco GmbH, 4.38%,
07/15/27
(c)
................ 10,325 11,803,937
TK Elevator US Newco, Inc., 5.25%,
07/15/27
(a)
................ USD 1,464 1,457,452
TUI Cruises GmbH
6.25%, 04/15/29
(a)
........... EUR 3,244 3,880,127
5.00%, 05/15/30
(c)
........... 994 1,159,488
Volkswagen International Finance NV
(b)
(c)(q)
(5-Year EURIBOR ICE Swap Rate +
3.17%), 5.49% ........... 500 587,074
(EUAMDB08 + 3.49%), 5.99% .. 1,200 1,410,289
Vonovia SE, Series B, 0.88%,
05/20/32
(c)(n)
............... 1,300 1,499,577
Wintershall Dea Finance 2 BV , (5-Year
EURIBOR ICE Swap Rate + 3.94%),
6.12%
(b)(c)(q)
................ 2,503 2,956,398
ZF Europe Finance BV, 7.00%,
06/12/30
(c)
................ 2,100 2,423,557
114,978,939
Greece — 0.0%
(b)(c)
Eurobank SA , (1-Year EURIBOR
ICE Swap Rate + 1.70%), 4.00%,
02/07/36 ................. 2,676 3,054,746
National Bank of Greece SA, (5-Year
EURIBOR ICE Swap Rate + 3.15%),
5.88%, 06/28/35 ............ 1,357 1,681,638
4,736,384

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hong Kong — 0.1%
AIA Group Ltd., 5.40%, 09/30/54
(c)
.. USD 1,500 $ 1,407,563
Celestial Dynasty Ltd., 6.38%,
08/22/28
(c)
................ 400 392,125
Elect Global Investments Ltd., 4.85%
(c)
(q)
...................... 200 130,000
FWD Group Holdings Ltd., 8.40%,
04/05/29
(c)
................ 10,500 10,801,875
HKT Capital No. 6 Ltd., 3.00%,
01/18/32
(c)
................ 900 797,886
Melco Resorts Finance Ltd., 7.63%,
04/17/32
(a)
................ 788 808,685
MTR Corp. CI Ltd. , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 1.46%), 5.63%
(b)(c)(q)
... 700 705,110
15,043,244
India — 0.1%
Axis Bank Ltd. , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 3.32%), 4.10%
(b)(c)(q)
... 500 486,875
CA Magnum Holdings, 5.38%,
10/31/26
(c)
................ 475 471,259
Clean Renewable Power Mauritius Pte.
Ltd., 4.25%, 03/25/27
(c)
........ 805 781,856
Continuum Energy Aura Pte. Ltd.,
9.50%, 02/24/27
(c)
........... 1,000 1,028,750
Continuum Green Energy India Pvt
7.50%, 06/26/33
(c)
........... 313 322,475
7.50%, 06/26/33
(a)
........... 556 571,524
Diamond II Ltd.
7.95%, 07/28/26
(c)
........... 1,000 1,007,231
7.95%, 07/28/26
(a)
........... 600 604,338
Greenko Dutch BV, 3.85%, 03/29/26
(c)
440 432,733
Greenko Wind Projects Mauritius Ltd.
7.25%, 09/27/28
(c)
........... 200 203,250
7.25%, 09/27/28
(a)
........... 202 205,283
India Cleantech Energy, 4.70%,
08/10/26
(c)
................ 790 775,427
India Green Power Holdings, 4.00%,
02/22/27
(c)
................ 520 503,061
IRB Infrastructure Developers Ltd.,
7.11%, 03/11/32
(c)
........... 500 504,750
Muthoot Finance Ltd., 6.38%,
04/23/29
(c)
................ 300 300,000
Periama Holdings LLC, 5.95%,
04/19/26
(c)
................ 891 892,949
Piramal Finance Ltd., 7.80%, 01/29/28
(c)
315 319,331
REI Agro Ltd.
(d)(f)(n)(o)
5.50%, 11/13/14
(a)
........... 8,271 1
5.50%, 11/13/14
(c)
........... 44,430 4
ReNew Pvt Ltd., 5.88%, 03/05/27
(c)
.. 347 345,924
TML Holdings Pte. Ltd., 4.35%,
06/09/26
(c)
................ 239 237,626
Vedanta Resources Finance II plc
10.88%, 09/17/29
(a)
.......... 706 721,179
10.88%, 09/17/29
(c)
.......... 1,100 1,123,650
9.48%, 07/24/30
(c)
........... 260 257,075
11.25%, 12/03/31
(a)
.......... 292 304,045
9.85%, 04/24/33
(a)
........... 478 480,390
12,880,986
Indonesia — 0.1%
Freeport Indonesia PT
(c)
4.76%, 04/14/27 ............ 620 619,696
6.20%, 04/14/52 ............ 1,000 1,008,540
Security
Par (000)
Par (000) Value
Indonesia (continued)
Indofood CBP Sukses Makmur Tbk. PT,
4.75%, 06/09/51
(c)
........... USD 456 $ 382,470
Medco Cypress Tree Pte. Ltd., 8.63%,
05/19/30
(a)
................ 357 373,065
Medco Laurel Tree Pte. Ltd., 6.95%,
11/12/28
(c)
................. 200 199,380
Medco Maple Tree Pte. Ltd.
8.96%, 04/27/29
(a)
........... 550 575,437
8.96%, 04/27/29
(c)
........... 1,500 1,569,375
Minejesa Capital BV
4.63%, 08/10/30
(c)
........... 547 541,652
5.63%, 08/10/37
(a)
........... 781 764,209
5.63%, 08/10/37
(c)
........... 500 489,250
Star Energy Geothermal Darajat II,
4.85%, 10/14/38
(c)
........... 200 189,400
Star Energy Geothermal Wayang
Windu Ltd., 6.75%, 04/24/33
(c)
... 331 339,684
7,052,158
Ireland — 0.1%
(c)
AIB Group plc, (5-Year EURIBOR ICE
Swap Rate + 3.71%), 6.00%
(b)(q)
.. EUR 1,775 2,041,242
Bank of Ireland Group plc, (5-Year EUR
Swap Annual + 6.43%), 6.00%
(b)(q)
2,659 3,047,742
eircom Finance DAC, 5.00%, 04/30/31 2,625 3,038,324
Flutter Treasury DAC
4.00%, 06/04/31 ............ 2,300 2,631,908
6.13%, 06/04/31 ............ GBP 1,087 1,440,398
Virgin Media O2 Vendor Financing
Notes V DAC, 7.88%, 03/15/32 .. 916 1,252,529
13,452,143
Israel — 0.1%
Teva Pharmaceutical Finance
Netherlands II BV
1.88%, 03/31/27
(c)
........... EUR 2,046 2,292,727
3.75%, 05/09/27 ............ 2,652 3,058,573
7.38%, 09/15/29 ............ 706 915,462
7.88%, 09/15/31 ............ 4,258 5,855,979
12,122,741
Italy — 0.6%
A2A SpA, (5-Year EURIBOR ICE Swap
Rate + 2.26%), 5.00%
(b)(c)(q)
..... 1,073 1,285,469
Agrifarma SpA, 4.50%, 10/31/28
(a)
.. 9,506 10,895,511
Almaviva-The Italian Innovation Co.
SpA, 5.00%, 10/30/30
(c)
....... 3,501 4,051,771
BPER Banca SpA, (5-Year EURIBOR
ICE Swap Rate + 4.35%), 6.50%
(b)(c)
(q)
...................... 1,367 1,620,189
Bubbles Bidco SpA
(c)
(3-mo. EURIBOR at 0.00% Floor +
4.25%), 6.23%, 09/30/31
(b)
... 2,195 2,529,228
6.50%, 09/30/31 ............ 1,518 1,784,732
Dolcetto Holdco SpA
(c)
5.63%, 07/14/32 ............ 1,775 2,063,365
(3-mo. EURIBOR + 3.63%), 5.63%,
07/14/32
(b)
.............. 670 770,076
Duomo Bidco SpA, (3-mo. EURIBOR +
4.13%), 6.15%, 07/15/31
(b)(c)
.... 2,737 3,143,120
Engineering - Ingegneria Informatica -
SpA, 11.13%, 05/15/28
(c)
....... 4,426 5,348,996
Eni SpA, (5-Year EUR Swap Annual +
2.40%), 4.88%
(b)(c)(q)
.......... 1,900 2,206,420
Fedrigoni SpA, 6.13%, 06/15/31
(c)
... 3,500 3,874,374
Fiber Midco SpA, 10.00%, (10.00%
Cash or 10.75% PIK), 06/15/29
(c)(p)
1,711 1,782,228

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Italy (continued)
Fibercop SpA
(c)
4.75%, 06/30/30 ............ EUR 774 $ 899,210
5.13%, 06/30/32 ............ 891 1,030,874
FIS Fabbrica Italiana Sintetici SpA,
5.63%, 08/01/27
(c)
........... 2,032 2,339,572
IMA Industria Macchine Automatiche
SpA
(b)
(3-mo. EURIBOR + 3.75%), 5.78%,
04/15/29
(a)
.............. 3,211 3,695,061
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 5.78%, 04/15/29
(c)
... 1,719 1,978,141
Intesa Sanpaolo SpA, (5-Year EUR
Swap Annual + 5.85%), 5.50%
(b)(c)(q)
905 1,064,338
Irca SpA , (3-mo. EURIBOR at 0.00%
Floor + 3.75%), 5.72%, 12/15/29
(b)(c)
1,178 1,349,502
Itelyum Regeneration Spa, 5.75%,
04/15/30
(c)
................ 596 697,540
Lottomatica Group SpA
(c)
5.38%, 06/01/30 ............ 847 1,006,991
4.88%, 01/31/31 ............ 1,600 1,888,249
(3-mo. EURIBOR at 0.00% Floor +
3.25%), 5.25%, 06/01/31
(b)
... 1,257 1,442,448
Marcolin SpA, 6.13%, 11/15/26
(a)
... 6,031 6,887,533
Midnights SPV SRL, (3-mo. EURIBOR
+ 3.15%), 6.73%, 08/22/26
(b)(c)(d)
.. 7,782 8,866,630
Nexi SpA, 0.00%, 02/24/28
(c)(e)(n)
.... 2,700 2,810,573
Pachelbel Bidco SpA
(c)
(3-mo. EURIBOR at 0.00% Floor +
4.25%), 6.27%, 05/17/31
(b)
... 1,135 1,306,054
7.13%, 05/17/31 ............ 1,244 1,536,632
Prysmian SpA , (5-Year EURIBOR ICE
Swap Rate + 3.01%), 5.25%
(b)(c)(q)
. 2,950 3,505,430
Rossini SARL
(c)
(3-mo. EURIBOR at 0.00% Floor +
3.88%), 5.86%, 12/31/29
(b)
... 802 928,027
6.75%, 12/31/29 ............ 1,331 1,603,056
Taurus Law 130 Securities SRL,
(Acquired 07/14/23, cost
$7,897,049), (3-mo. EURIBOR +
3.25%), 5.77%, 08/22/27
(b)(c)(d)(j)
.. 7,166 8,118,496
TeamSystem SpA
(c)
5.00%, 07/01/31 ............ 919 1,061,519
(3-mo. EURIBOR at 0.00% Floor +
3.50%), 5.53%, 07/31/31
(b)
... 1,989 2,276,251
(3-mo. EURIBOR at 0.00% Floor +
3.25%), 5.19%, 07/01/32
(b)
... 1,571 1,792,912
Unipol Assicurazioni SpA, 4.90%,
05/23/34
(c)
................ 1,100 1,324,501
100,765,019
Jamaica — 0.0%
Digicel International Finance Ltd.,
8.63%, 08/01/32
(a)
........... USD 740 747,447
Japan — 0.2%
Nissan Motor Co. Ltd., 5.25%,
07/17/29
(c)
................ EUR 2,852 3,306,593
Nomura Holdings, Inc., (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.08%), 7.00%
(b)
(q)
...................... USD 1,200 1,215,065
Rakuten Group, Inc.
(5-Year EUR Swap Annual +
4.49%), 4.25%
(b)(c)(q)
........ EUR 200 217,121
9.75%, 04/15/29
(c)
........... USD 260 284,679
Security
Par (000)
Par (000) Value
Japan (continued)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.25%), 8.13%
(a)(b)(q)
........ USD 867 $ 860,336
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.96%), 6.25%
(a)(b)(q)
........ 233 216,696
SoftBank Group Corp.
(c)
5.38%, 01/08/29 ............ EUR 3,761 4,402,955
3.38%, 07/06/29 ............ 265 289,999
5.25%, 10/10/29 ............ 1,804 2,094,642
7.00%, 07/08/31 ............ USD 200 204,034
5.88%, 07/10/31 ............ EUR 1,817 2,146,829
5.75%, 07/08/32 ............ 4,056 4,718,029
6.38%, 07/10/33 ............ 1,466 1,734,892
Sumitomo Mitsui Financial Group, Inc. ,
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
1.90%), 6.45%
(b)(q)
........... USD 1,226 1,217,378
22,909,248
Jersey, Channel Islands — 0.2%
Aston Martin Capital Holdings Ltd.
10.00%, 03/31/29
(a)
.......... 3,583 3,417,314
10.38%, 03/31/29
(c)
.......... GBP 3,601 4,453,676
TER Finance Jersey Ltd., Series 22,
0.00%, 10/02/25
(a)(e)
.......... USD 17,266 16,877,515
24,748,505
Kazakhstan — 0.0%
KazMunayGas National Co. JSC,
5.75%, 04/19/47
(c)
........... 817 716,950
Kuwait — 0.0%
EQUATE Petrochemical Co. KSC,
4.25%, 11/03/26
(c)
........... 653 648,715
Luxembourg — 0.3%
ADLER Financing SARL, 8.25%,
12/31/28 ................. EUR 7,342 8,734,146
Albion Financing 1 SARL, 5.38%,
05/21/30
(c)
................ 2,009 2,373,309
Cidron Aida Finco Sarl
(c)
7.00%, 10/27/31 ............ 816 963,831
9.13%, 10/27/31 ............ GBP 757 1,029,724
Currenta Group Holdings SARL
(c)
5.50%, 05/15/30 ............ EUR 1,812 2,123,736
(3-mo. EURIBOR at 0.00% Floor +
4.00%), 6.14%, 05/15/32
(b)
... 1,770 2,035,570
Herens Holdco SARL, 4.75%,
05/15/28
(a)
................ USD 792 690,466
Herens Midco SARL, 5.25%, 05/15/29
(a)
EUR 5,811 4,666,927
INEOS Finance plc
6.63%, 05/15/28
(a)
........... 3,871 4,524,368
5.63%, 08/15/30
(c)
........... 888 970,514
ION Trading Technologies SARL
(a)
5.75%, 05/15/28 ............ USD 2,255 2,180,772
9.50%, 05/30/29 ............ 400 414,494
Kleopatra Finco SARL, 4.25%,
03/01/26
(c)
................ EUR 100 105,033
Luna 2 5SARL, 5.50%, 07/01/32
(c)
.. 866 1,021,634
Matterhorn Telecom SA, 3.13%,
09/15/26
(c)
................ 5,355 6,115,963
Maxam Prill Sarl, 6.00%, 07/15/30
(c)
. 3,746 4,259,865
SES SA
(c)
4.13%, 06/24/30 ............ 675 781,998
4.88%, 06/24/33 ............ 925 1,088,182

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Luxembourg (continued)
Summer BC Holdco B SARL
(c)
5.88%, 02/15/30 ............ EUR 535 $ 600,488
(3-mo. EURIBOR at 0.00% Floor +
4.25%), 6.39%, 02/15/30
(b)
... 1,200 1,348,878
Vivion Investments SARL, 8.25%,
(8.25% Cash or 8.25 % PIK),
08/31/28
(c)(p)
............... 4,441 4,994,163
51,024,061
Macau — 0.1%
MGM China Holdings Ltd.
(c)
5.88%, 05/15/26 ............ USD 796 796,000
4.75%, 02/01/27 ............ 200 198,250
Sands China Ltd.
(r)
5.40%, 08/08/28 ............ 300 303,281
4.38%, 06/18/30 ............ 500 482,563
Studio City Co. Ltd., 7.00%, 02/15/27
(c)
600 603,750
Studio City Finance Ltd., 5.00%,
01/15/29
(c)
................ 1,822 1,705,848
Wynn Macau Ltd.
(c)
5.50%, 01/15/26 ............ 300 299,700
5.63%, 08/26/28 ............ 2,284 2,259,104
6,648,496
Malaysia — 0.0%
(c)
CIMB Bank Bhd., 2.13%, 07/20/27 .. 700 669,074
Dua Capital Ltd., 2.78%, 05/11/31 ... 1,000 905,210
Gohl Capital Ltd., 4.25%, 01/24/27 .. 1,362 1,349,742
2,924,026
Mauritius — 0.2%
Flourishing Trade & Investment Ltd.,
11.04%, 04/02/28
(a)(d)
......... 23,502 24,031,081
Mexico — 0.2%
Banco Mercantil del Norte SA
(a)(b)(q)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.64%), 5.88% ........... 607 595,048
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.07%), 8.38% ........... 872 891,116
BBVA Mexico SA Institucion De Banca
Multiple Grupo Financiero BBVA
Mexico, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity
+ 3.38%), 7.63%, 02/11/35
(b)(c)
... 311 320,038
Cemex SAB de CV, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.52%), 7.20%
(a)
(b)(q)
..................... 630 642,285
Orbia Advance Corp. SAB de CV,
6.80%, 05/13/30
(a)
........... 800 818,144
Petroleos Mexicanos, 7.50%,
03/20/26
(a)
................ 25,612 25,515,955
Trust Fibra Uno, 7.70%, 01/23/32
(c)
.. 671 707,704
29,490,290
Netherlands — 0.2%
ABN AMRO Bank NV , (5-Year EUR
Swap Annual + 3.90%), 6.38%
(b)(c)(q)
EUR 500 598,450
Boels Topholding BV
6.25%, 02/15/29
(c)
........... 5,924 7,001,342
5.75%, 05/15/30
(a)
........... 1,023 1,217,251
ING Groep NV
(b)(q)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.86%), 3.88% ........... USD 2,400 2,282,649
Security
Par (000)
Par (000) Value
Netherlands (continued)
(USISSO05 + 4.08%), 7.25%
(c)
.. USD 2,850 $ 2,938,792
NN Group NV , (5-Year EURIBOR ICE
Swap Rate + 3.45%), 5.75%
(b)(c)(q)
. EUR 1,650 1,882,980
Q-Park Holding I BV, 5.13%, 02/15/30
(c)
4,179 4,958,693
Sunrise FinCo. I BV, 4.88%, 07/15/31
(a)
USD 5,620 5,297,412
Trivium Packaging Finance BV
6.63%, 07/15/30
(c)
........... EUR 720 857,259
8.25%, 07/15/30
(a)
........... USD 200 210,608
Veon Midco BV, 3.38%, 11/25/27
(a)
.. 776 717,800
VZ Secured Financing BV, 5.00%,
01/15/32
(a)
................ 1,031 906,706
VZ Vendor Financing II BV, 2.88%,
01/15/29
(c)
................ EUR 5,928 6,173,431
Ziggo BV, 4.88%, 01/15/30
(a)
...... USD 200 184,754
35,228,127
Nigeria — 0.0%
IHS Holding Ltd., 6.25%, 11/29/28
(a)
. 947 931,090
Peru — 0.0%
(a)
Pluspetrol Camisea SA, 6.24%,
07/03/36 ................. 714 740,554
Volcan Cia Minera SAA, 8.75%,
01/24/30 ................. 880 880,000
1,620,554
Philippines — 0.0%
(c)(q)
ACEN Finance Ltd., 4.00% ....... 266 172,302
Globe Telecom, Inc., (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 5.53%), 4.20%
(b)
400 394,400
Petron Corp., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity
+ 7.57%), 5.95%
(b)
........... 245 243,439
Rizal Commercial Banking Corp., (5-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 6.24%),
6.50%
(b)
.................. 1,000 998,437
San Miguel Global Power Holdings
Corp. , (1-Year US Treasury Yield
Curve Rate T Note Constant Maturity
+ 6.40%), 8.13%
(b)
........... 1,000 982,500
2,791,078
Poland — 0.0%
ORLEN SA, 6.00%, 01/30/35
(a)
..... 681 698,025
Portugal — 0.0%
EDP SA , (5-Year EURIBOR ICE Swap
Rate + 2.40%), 4.63%, 09/16/54
(b)(c)
EUR 2,200 2,578,201
Republic of Turkiye — 0.0%
Turkcell Iletisim Hizmetleri A/S, 7.65%,
01/24/32
(a)
................ USD 681 702,070
Saudi Arabia — 0.0%
(b)(c)(q)
Al Rajhi Sukuk Ltd., (6-Year USD
Constant Maturity + 1.59%), 6.25% 1,442 1,453,522
Riyad T1 Sukuk Ltd. , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 1.91%), 5.50% 500 487,725
1,941,247

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Singapore — 0.1%
Continuum Energy Pte. Ltd., 12.85%,
09/11/27
(a)(d)
............... USD 7,623 $ 7,622,731
Puma International Financing SA,
7.75%, 04/25/29
(c)
........... 435 450,188
8,072,919
Slovenia — 0.0%
United Group BV
(3-mo. EURIBOR at 4.25% Floor +
4.25%), 6.39%, 02/15/31
(a)(b)
.. EUR 4,006 4,577,362
6.50%, 10/31/31
(c)
........... 857 999,987
5,577,349
South Africa — 0.0%
Sappi Papier Holding GmbH, 4.50%,
03/15/32
(c)
................ 1,425 1,605,655
Sasol Financing USA LLC
4.38%, 09/18/26 ............ USD 414 408,618
6.50%, 09/27/28 ............ 1,051 1,011,850
Stillwater Mining Co., 4.50%, 11/16/29
(a)
830 755,922
3,782,045
South Korea — 0.0%
(c)
LG Energy Solution Ltd.
5.38%, 04/02/30 ............ 500 506,760
(1-day SOFR + 1.70%), 6.02%,
04/02/30
(b)
.............. 500 505,980
Shinhan Financial Group Co. Ltd., (5-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.06%),
2.88%
(b)(q)
................. 1,000 979,260
SK Battery America, Inc., 2.13%,
01/26/26 ................. 1,326 1,299,639
Tongyang Life Insurance Co. Ltd., (5-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.40%),
6.25%, 05/07/35
(b)
........... 500 515,040
3,806,679
Spain — 0.2%
Arena Luxembourg Finance Sarl,
(3-mo. EURIBOR at 0.00% Floor +
2.50%), 4.82%, 05/01/30
(b)(c)
.... EUR 1,912 2,192,819
Banco Bilbao Vizcaya Argentaria SA
(b)(q)
(5-Year EURIBOR ICE Swap Rate +
5.54%), 8.38%
(c)
.......... 1,000 1,268,215
(5-Year EUR Swap Annual +
4.27%), 6.88%
(c)
.......... 2,400 2,941,393
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.25%), 7.75% ........... USD 882 914,004
Bankinter SA , (5-Year EURIBOR ICE
Swap Rate + 4.71%), 7.38%
(b)(c)(q)
. EUR 2,000 2,474,836
CaixaBank SA
(b)(c)(q)
(5-Year EUR Swap Annual +
6.35%), 5.88% ........... 2,000 2,373,993
(5-Year EURIBOR ICE Swap Rate +
3.94%), 6.25% ........... 1,200 1,413,995
Cellnex Telecom SA, 0.75%, 11/20/31
(c)
(n)
...................... 1,400 1,425,512
Cirsa Finance International SARL,
7.88%, 07/31/28
(c)
........... 4,003 4,752,964
Grifols SA, 7.13%, 05/01/30
(c)
...... 2,190 2,637,172
Iberdrola Finanzas SA, Series IBE,
1.50%, 03/27/30
(c)(n)
.......... 1,800 2,122,669
Security
Par (000)
Par (000) Value
Spain (continued)
Kaixo Bondco Telecom SA, 5.13%,
09/30/29
(c)
................ EUR 1,841 $ 2,132,207
26,649,779
Sweden — 0.2%
Heimstaden Bostad Treasury BV,
1.38%, 03/03/27
(c)
........... 1,286 1,435,831
Intrum Investments And Financing AB
(c)
7.75%, 09/11/27 ............ 874 933,466
8.00%, 09/11/27 ............ 662 772,834
8.00%, 09/11/27 ............ 960 1,118,763
7.75%, 09/11/28
(a)
........... 1,092 1,128,038
8.50%, 09/11/29 ............ 1,092 1,115,573
8.50%, 09/11/30
(a)
........... 1,311 1,319,991
Preem Holdings AB, 12.00%, 06/30/27
(c)
1,551 1,835,637
Stena International SA, 7.25%,
01/15/31
(c)
................ USD 8,600 8,739,105
Verisure Holding AB
3.25%, 02/15/27
(c)
........... EUR 2,016 2,296,150
9.25%, 10/15/27
(a)
........... 3,398 4,027,644
Verisure Midholding AB, 5.25%,
02/15/29
(c)
................ 5,268 6,054,535
30,777,567
Switzerland — 0.1%
gategroup Finance Luxembourg SA,
3.00%, 02/28/27
(c)
........... CHF 2,950 3,585,614
UBS AG, (1-day SOFR + 0.72%),
4.86%, 01/10/28
(b)
........... USD 830 835,218
UBS Group AG
(a)(b)(q)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.40%), 4.88% ........... 886 869,156
(USISSO05 + 3.63%), 6.85% ... 4,500 4,600,917
(USISSO05 + 3.08%), 7.00% ... 270 275,409
(USISSO05 + 3.12%), 6.60% ... 1,077 1,077,000
(USISSO05 + 3.18%), 7.13% ... 222 224,849
(USISSO05 + 3.30%), 7.00% ... 588 588,000
VistaJet Malta Finance plc
(a)
9.50%, 06/01/28 ............ 261 267,525
6.38%, 02/01/30 ............ 285 269,227
12,592,915
Thailand — 0.0%
Bangkok Bank PCL, 5.30%, 09/21/28
(a)
1,257 1,276,974
Krung Thai Bank PCL , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.53%), 4.40%
(b)
(c)(q)
..................... 596 589,295
Minor International PCL, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 7.92%), 2.70%
(b)
(c)(q)
..................... 1,000 980,610
Muang Thai Life Assurance PCL, (10-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.40%),
3.55%, 01/27/37
(b)(c)
.......... 251 245,169
Muangthai Capital PCL
(c)
6.88%, 09/30/28 ............ 1,000 998,750
7.55%, 07/21/30 ............ 305 308,965
4,399,763
Ukraine — 0.0%
VF Ukraine PAT, 9.62%, 02/11/27
(a)(r)
. 543 516,005

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Arab Emirates — 0.0%
Abu Dhabi Commercial Bank PJSC , (5-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.52%),
8.00%
(b)(c)(q)
................ USD 555 $ 586,399
Abu Dhabi National Energy Co. PJSC,
4.70%, 04/24/33
(a)
........... 433 429,034
Alpha Star Holding IX Ltd., 7.00%,
08/26/28
(c)
................ 920 938,980
DP World Salaam, (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 5.75%), 6.00%
(b)(c)(q)
... 1,090 1,089,319
MAF Global Securities Ltd. , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.54%), 6.38%
(b)
(c)(q)
..................... 629 626,641
MDGH GMTN RSC Ltd., 4.38%,
11/22/33
(a)
................ 789 761,929
4,432,302
United Kingdom — 1.2%
10x Future Technologies Services
Ltd., (Acquired 12/19/23, cost
$7,732,606), 15.00%, 06/19/26
(d)(j)
GBP 6,181 7,713,744
AA Bond Co. Ltd., 6.50%, 01/31/26
(c)
. 2,580 3,398,120
Amber Finco plc, 6.63%, 07/15/29
(c)
. EUR 4,811 5,804,613
Ardonagh Finco Ltd.
(a)
6.88%, 02/15/31 ............ 9,043 10,744,193
7.75%, 02/15/31 ............ USD 400 417,065
Barclays plc
(b)(q)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.41%), 4.38% ........... 848 805,779
(USISSO05 + 3.69%), 7.63% ... 609 620,369
BCP V Modular Services Finance II plc
6.13%, 11/30/28
(a)
........... GBP 9,060 11,515,141
6.13%, 11/30/28
(c)
........... 503 639,306
BCP V Modular Services Finance plc,
6.75%, 11/30/29
(a)
........... EUR 6,807 6,758,513
Bellis Acquisition Co. plc, 8.00%,
07/01/31
(c)
................ 2,041 2,349,616
Bracken MidCo1 plc, 6.75%, (6.75%
Cash or 7.50% PIK), 11/01/27
(c)(p)
. GBP 1,133 1,491,177
British Telecommunications plc, (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 3.49%),
4.88%, 11/23/81
(a)(b)
.......... USD 2,800 2,623,125
California Buyer Ltd., 5.63%, 02/15/32
(c)
EUR 1,873 2,235,300
CD&R Firefly Bidco plc, 8.63%,
04/30/29
(c)
................ GBP 749 1,026,787
Centrica plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield +
2.51%), 6.50%, 05/21/55
(b)(c)
.... 3,321 4,490,148
Connect Finco SARL, 9.00%,
09/15/29
(a)
................ USD 3,267 3,299,053
ContourGlobal Power Holdings SA,
5.00%, 02/28/30
(c)
........... EUR 1,602 1,869,337
Deuce Finco plc
5.50%, 06/15/27
(a)
........... GBP 8,081 10,632,152
5.50%, 06/15/27
(c)
........... 5,085 6,690,322
Edge Finco plc, 8.13%, 08/15/31
(c)
.. 3,888 5,443,817
eG Global Finance plc, 12.00%,
11/30/28
(a)
................ USD 4,257 4,703,593
Froneri Lux Finco Sarl, 4.75%,
08/01/32
(c)
................ EUR 1,791 2,059,218
Gatwick Airport Finance plc, 4.38%,
04/07/26
(c)
................ GBP 1,834 2,406,813
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Global Auto Holdings Ltd.
(a)
8.38%, 01/15/29 ............ USD 400 $ 372,198
11.50%, 08/15/29 ........... 509 505,227
8.75%, 01/15/32 ............ 210 185,951
Global Switch Finance BV, 1.38%,
10/07/30
(c)
................ EUR 1,788 1,905,989
Heathrow Finance plc, 6.63%,
03/01/31
(c)
................ GBP 5,000 6,605,916
Howden UK Refinance plc, 7.25%,
02/15/31
(a)
................ USD 467 483,571
HSBC Holdings plc
(b)
(5-Year EUR Swap Annual +
3.84%), 4.75%
(c)(q)
......... EUR 2,882 3,317,223
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.64%), 6.95%
(q)
.......... USD 396 404,825
(3-mo. ASX Australia Bank Bill Short
Term Rates Mid + 1.87%), 5.60%,
03/11/35
(c)
.............. AUD 300 192,485
INEOS Quattro Finance 2 plc
(c)
8.50%, 03/15/29 ............ EUR 2,099 2,422,136
6.75%, 04/15/30 ............ 1,358 1,466,617
Lloyds Banking Group plc , (5-Year U.K.
Government Bonds Note Generic
Bid Yield + 3.44%), 7.50%
(b)(q)
... GBP 1,025 1,373,078
Mobico Group plc
(c)
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 4.14%),
4.25%
(b)(q)
............... 539 439,337
4.88%, 09/26/31 ............ EUR 2,132 1,984,100
Motion Finco SARL, 7.38%, 06/15/30
(c)
1,826 1,974,078
National Grid plc, 0.16%, 01/20/28
(c)
. 4,956 5,339,424
Nationwide Building Society
(b)(c)(q)
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 5.63%),
5.75% ................. GBP 1,332 1,750,767
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.85%),
7.50% ................. 3,488 4,691,416
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.59%),
7.88% ................. 400 544,442
NatWest Group plc, (5-Year U.K.
Government Bonds Note Generic
Bid Yield + 3.29%), 7.50%
(b)(q)
... 1,325 1,761,892
Ocado Group plc, 11.00%, 06/15/30
(c)
1,668 2,255,354
OEG Finance plc, 7.25%, 09/27/29
(c)
. EUR 1,272 1,515,801
Pinewood Finco plc, 6.00%, 03/27/30
(a)
GBP 4,290 5,693,769
Pinnacle Bidco plc, 10.00%, 10/11/28
(c)
1,687 2,353,131
Stonegate Pub Co. Financing 2019 plc,
(3-mo. EURIBOR + 6.63%), 8.77%,
07/31/29
(b)(c)
............... EUR 1,155 1,297,880
Stonegate Pub Co. Financing plc,
10.75%, 07/31/29
(c)
.......... GBP 3,619 4,853,514
Thames Water Super Senior Issuer plc,
9.75%, 10/10/27
(a)
........... 56 81,116
Thames Water Utilities Finance plc,
4.00%, 06/19/27
(c)
........... 5,048 4,634,849
Thames Water Utilities Ltd., 0.00%,
03/22/27
(a)(e)
............... 38 41,754
Virgin Media Finance plc, 5.00%,
07/15/30
(a)
................ USD 880 793,261
Virgin Media Secured Finance plc
(c)
4.25%, 01/15/30 ............ GBP 2,488 3,027,022
4.13%, 08/15/30 ............ 4,850 5,796,983

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Virgin Media Vendor Financing Notes III
DAC, 4.88%, 07/15/28
(c)
....... GBP 8,538 $ 10,909,249
Virgin Media Vendor Financing Notes IV
DAC, 5.00%, 07/15/28
(a)
....... USD 1,425 1,381,955
Vmed O2 UK Financing I plc
4.50%, 07/15/31
(c)
........... GBP 2,048 2,455,332
4.75%, 07/15/31
(a)
........... USD 1,425 1,318,368
Vodafone Group plc
(b)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.77%), 4.13%, 06/04/81 .... 545 501,902
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.84%),
8.00%, 08/30/86
(c)
......... GBP 1,528 2,209,641
Zegona Finance plc
(c)
6.75%, 07/15/29 ............ EUR 3,321 4,015,477
6.75%, 07/15/29
(a)
........... 2,595 3,124,292
195,718,623
United States — 5.5%
Acadia Healthcare Co., Inc.
(a)
5.50%, 07/01/28 ............ USD 783 773,014
7.38%, 03/15/33 ............ 179 184,298
Acrisure LLC, 4.25%, 02/15/29
(a)
.... 843 804,824
Adient Global Holdings Ltd., 7.50%,
02/15/33
(a)
................ 839 855,579
Aethon United BR LP, 7.50%,
10/01/29
(a)
................ 811 849,718
Alexander Funding Trust II, 7.47%,
07/31/28
(a)
................ 2,591 2,752,685
Allegiant Travel Co., 7.25%, 08/15/27
(a)
2,340 2,338,547
Alliant Holdings Intermediate LLC
(a)
4.25%, 10/15/27 ............ 867 848,805
6.75%, 04/15/28 ............ 26 26,352
7.00%, 01/15/31 ............ 100 102,827
6.50%, 10/01/31 ............ 430 436,245
Allied Universal Holdco LLC
4.88%, 06/01/28
(c)
........... GBP 11,939 15,335,958
7.88%, 02/15/31
(a)
........... USD 1,149 1,204,884
Ally Financial, Inc., (1-day SOFR +
1.78%), 5.55%, 07/31/33
(b)
..... 1,378 1,379,911
Alpha Generation LLC, 6.75%,
10/15/32
(a)
................ 615 629,344
AMC Networks, Inc.
10.25%, 01/15/29
(a)
.......... 5,194 5,330,212
4.25%, 02/15/29 ............ 4,997 4,000,198
4.25%, 02/15/29
(n)
........... 1,994 1,639,684
10.50%, 07/15/32
(a)
.......... 356 362,230
Amentum Holdings, Inc., 7.25%,
08/01/32
(a)
................ 468 484,133
American Axle & Manufacturing, Inc.
6.88%, 07/01/28 ............ 100 99,617
5.00%, 10/01/29 ............ 1,150 1,043,438
American Tower Corp., 0.45%, 01/15/27 EUR 8,700 9,651,293
AmeriGas Partners LP
(a)
9.38%, 06/01/28 ............ USD 563 579,883
9.50%, 06/01/30 ............ 249 261,419
Amkor Technology, Inc., 6.63%,
09/15/27
(a)
................ 1,294 1,292,459
AmWINS Group, Inc.
(a)
6.38%, 02/15/29 ............ 291 296,333
4.88%, 06/30/29 ............ 358 347,720
AP Grange Holdings LLC, (Acquired
06/21/24, cost $6,812,266), 6.50%,
03/20/45
(d)(j)
................ 6,812 6,880,388
Security
Par (000)
Par (000) Value
United States (continued)
Aramark Services, Inc., 5.00%,
02/01/28
(a)
................ USD 737 $ 729,732
Arches Buyer, Inc., 4.25%, 06/01/28
(a)
435 418,970
Arcosa, Inc.
(a)
4.38%, 04/15/29 ............ 640 617,373
6.88%, 08/15/32 ............ 335 346,072
Ardagh Metal Packaging Finance USA
LLC
6.00%, 06/15/27
(a)
........... 300 300,264
2.00%, 09/01/28
(c)
........... EUR 1,995 2,161,612
3.25%, 09/01/28
(a)
........... USD 223 210,260
Ardagh Packaging Finance plc
2.13%, 08/15/26
(c)
........... EUR 5,085 5,787,221
4.13%, 08/15/26
(a)
........... USD 18,334 18,104,825
Aretec Group, Inc., 10.00%, 08/15/30
(a)
1,381 1,505,869
Arsenal AIC Parent LLC, 11.50%,
10/01/31
(a)
................ 713 792,943
Ashton Woods USA LLC, 6.88%,
08/01/33
(a)
................ 1,244 1,241,341
ATI, Inc., 7.25%, 08/15/30 ........ 861 902,570
Avis Budget Car Rental LLC
(a)
5.38%, 03/01/29 ............ 102 97,655
8.00%, 02/15/31 ............ 21 21,444
8.38%, 06/15/32 ............ 851 877,898
Ball Corp., 4.25%, 07/01/32 ....... EUR 1,971 2,297,252
Bank of America Corp.
(b)
(3-mo. EURIBOR + 0.91%), 1.95%,
10/27/26
(c)
.............. 3,529 4,025,188
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.35%), 6.25%
(q)
.......... USD 473 471,373
Bank of New York Mellon Corp. (The),
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.30%), 6.30%
(b)(q)
........... 397 406,910
Bausch + Lomb Corp., 8.38%,
10/01/28
(a)
................ 1,117 1,164,584
Bausch + Lomb Netherlands BV
and Bausch & Lomb, Inc., (3-mo.
EURIBOR at 0.00% Floor + 3.88%),
5.87%, 01/15/31
(b)(c)
.......... EUR 1,067 1,227,807
BCPE Flavor Debt Merger Sub LLC &
BCPE Flavor Issuer, Inc., 9.50%,
07/01/32
(a)
................ USD 1,593 1,641,564
Beach Acquisition Bidco LLC
5.25%, 07/15/32
(c)
........... EUR 1,521 1,766,095
10.00%, (10.00% Cash or 10.75%
PIK), 07/15/33
(a)(p)
......... USD 300 312,772
Becton Dickinson Euro Finance SARL,
3.55%, 09/13/29 ............ EUR 5,830 6,821,133
Blue Racer Midstream LLC
(a)
7.00%, 07/15/29 ............ USD 126 130,662
7.25%, 07/15/32 ............ 826 870,853
Boyd Gaming Corp., 4.75%, 06/15/31
(a)
778 741,042
Bracelet Holdings, Inc., 9.25%,
07/02/28
(a)
................ 10,181 9,780,025
Breeze Aviation Group, Inc.
(d)(j)
(Acquired 01/26/24, cost
$8,905,093) 20.00%, 01/30/28 . 8,905 9,172,246
Series B,(Acquired 01/26/24, cost
$4,452,546) 20.00%, 01/30/28 . 4,453 4,586,123
Caesars Entertainment, Inc.
(a)
4.63%, 10/15/29 ............ 758 716,335
6.00%, 10/15/32 ............ 208 200,759
California Resources Corp., 8.25%,
06/15/29
(a)
................ 2,222 2,282,517

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Calpine Corp.
(a)
5.13%, 03/15/28 ............ USD 164 $ 163,207
4.63%, 02/01/29 ............ 313 307,612
5.00%, 02/01/31 ............ 800 790,736
Camelot Return Merger Sub, Inc.,
8.75%, 08/01/28
(a)
........... 332 304,202
CCO Holdings LLC, 4.75%, 02/01/32
(a)
1,163 1,075,033
Centene Corp., 4.25%, 12/15/27 ... 7,000 6,787,805
CenterPoint Energy, Inc., 3.00%,
08/01/28
(a)(n)
............... 557 562,849
Central Parent LLC, 8.00%, 06/15/29
(a)
464 393,616
Central Parent, Inc., 7.25%, 06/15/29
(a)
463 380,437
Chart Industries, Inc., 9.50%,
01/01/31
(a)
................ 497 531,503
Chemours Co. (The)
(a)
4.63%, 11/15/29 ............ 275 232,915
8.00%, 01/15/33 ............ 581 540,458
Churchill Downs, Inc.
(a)
5.50%, 04/01/27 ............ 407 406,459
5.75%, 04/01/30 ............ 732 730,192
Cinemark USA, Inc.
(a)
5.25%, 07/15/28 ............ 743 737,746
7.00%, 08/01/32 ............ 89 91,900
Citigroup, Inc.
(b)(q)
Series FF, (5-Year US Treasury Yield
Curve Rate T Note Constant
Maturity + 2.73%), 6.95% .... 464 467,759
Series GG, (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 2.89%), 6.88% .... 481 485,089
Civitas Resources, Inc.
(a)
5.00%, 10/15/26 ............ 2,792 2,761,272
8.38%, 07/01/28 ............ 2,743 2,820,698
8.63%, 11/01/30 ............ 2,265 2,310,832
Clarios Global LP
6.75%, 02/15/30
(a)
........... 1,067 1,100,109
4.75%, 06/15/31
(c)
........... EUR 2,538 2,928,529
Clear Channel Outdoor Holdings, Inc.
(a)
5.13%, 08/15/27 ............ USD 247 246,664
9.00%, 09/15/28 ............ 100 104,774
7.88%, 04/01/30 ............ 338 348,075
7.13%, 02/15/31 ............ 1,927 1,924,340
Cloud Software Group, Inc.
(a)
6.50%, 03/31/29 ............ 6,176 6,237,050
9.00%, 09/30/29 ............ 1,588 1,643,359
8.25%, 06/30/32 ............ 2,981 3,174,261
Clydesdale Acquisition Holdings, Inc.
(a)
6.63%, 04/15/29 ............ 213 215,525
8.75%, 04/15/30 ............ 1,913 1,952,365
6.75%, 04/15/32 ............ 503 515,228
Cogent Communications Group LLC
7.00%, 06/15/27
(a)
........... 1,214 1,215,608
Comcast Corp., 0.25%, 09/14/29 ... EUR 2,056 2,121,352
CommScope LLC, 9.50%, 12/15/31
(a)
USD 1,155 1,216,290
Community Health Systems, Inc.
(a)
6.00%, 01/15/29 ............ 540 513,281
5.25%, 05/15/30 ............ 280 244,937
4.75%, 02/15/31 ............ 746 624,206
10.88%, 01/15/32 ........... 355 372,176
Compass Minerals International, Inc.,
8.00%, 07/01/30
(a)
........... 175 181,306
Comstock Resources, Inc.
(a)
6.75%, 03/01/29 ............ 374 369,774
6.75%, 03/01/29 ............ 660 648,300
5.88%, 01/15/30 ............ 100 94,398
Security
Par (000)
Par (000) Value
United States (continued)
Constellium SE, 5.38%, 08/15/32
(c)
.. EUR 1,079 $ 1,269,649
Core Scientific, Inc., 0.00%, 06/15/31
(a)
(e)(n)
..................... USD 894 899,749
CoreWeave, Inc.
(a)
9.25%, 06/01/30 ............ 778 781,929
9.00%, 02/01/31 ............ 111 110,527
Cornerstone Building Brands, Inc.,
9.50%, 08/15/29
(a)
........... 514 471,153
Crescent Energy Finance LLC, 7.38%,
01/15/33
(a)
................ 2,265 2,166,867
CSC Holdings LLC
(a)
5.50%, 04/15/27 ............ 6,480 6,272,109
11.25%, 05/15/28 ........... 1,398 1,405,278
11.75%, 01/31/29 ........... 3,068 2,869,774
CVR Energy, Inc.
(a)
5.75%, 02/15/28 ............ 200 191,776
8.50%, 01/15/29 ............ 427 419,522
Dana Financing Luxembourg SARL,
8.50%, 07/15/31
(c)
........... EUR 2,883 3,556,509
Darling Global Finance BV, 4.50%,
07/15/32
(c)
................ 2,347 2,719,209
Delek Logistics Partners LP
(a)
8.63%, 03/15/29 ............ USD 537 558,861
7.38%, 06/30/33 ............ 586 579,280
DirecTV Financing LLC, 8.88%,
02/01/30
(a)
................ 299 291,133
DISH Network Corp.
(n)
0.00%, 12/15/25
(e)
........... 5,722 5,149,793
3.38%, 08/15/26 ............ 1,604 1,332,116
Dotdash Meredith, Inc., 7.63%,
06/15/32
(a)
................ 785 765,179
Encino Acquisition Partners Holdings
LLC, 8.75%, 05/01/31
(a)
....... 864 953,446
Endo Finance Holdings, Inc., 8.50%,
04/15/31
(a)
................ 605 643,618
Energizer Holdings, Inc., 4.38%,
03/31/29
(a)
................ 500 474,026
EQT Corp., 7.50%, 06/01/30
(c)
..... 865 947,893
EquipmentShare.com, Inc.
(a)
9.00%, 05/15/28 ............ 196 206,570
8.00%, 03/15/33 ............ 703 733,939
Fertitta Entertainment LLC, 4.63%,
01/15/29
(a)
................ 443 421,160
Figeac Aero North America,
Inc., (Acquired 07/16/25, cost
$7,621,252), 7.79%, 07/23/30
(c)(j)
. EUR 6,550 7,474,860
First Citizens BancShares, Inc. , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 1.97%),
6.25%, 03/12/40
(b)
........... USD 14,717 14,721,688
Flyr - Secured Note, 10.00%,
05/10/27
(d)
................ 7,060 4,792,194
Focus Financial Partners LLC, 6.75%,
09/15/31
(a)
................ 717 732,712
Ford Motor Credit Co. LLC
6.95%, 03/06/26 ............ 1,425 1,436,197
6.95%, 06/10/26 ............ 3,506 3,545,654
4.54%, 08/01/26 ............ 1,396 1,384,177
5.13%, 11/05/26 ............ 2,822 2,814,096
4.27%, 01/09/27 ............ 2,830 2,788,122
Freedom Mortgage Corp.
(a)
6.63%, 01/15/27 ............ 95 95,054
12.00%, 10/01/28 ........... 132 141,176
12.25%, 10/01/30 ........... 209 231,185
Freedom Mortgage Holdings LLC
(a)
9.25%, 02/01/29 ............ 108 112,567

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
9.13%, 05/15/31 ............ USD 224 $ 232,851
8.38%, 04/01/32 ............ 805 823,334
Frontier Communications Holdings
LLC
(a)
5.88%, 10/15/27 ............ 572 572,103
5.00%, 05/01/28 ............ 2,147 2,144,298
6.75%, 05/01/29 ............ 3,740 3,775,766
6.00%, 01/15/30 ............ 355 359,221
8.75%, 05/15/30 ............ 10,201 10,676,091
8.63%, 03/15/31 ............ 7,038 7,456,041
Frontier Florida LLC, Series E, 6.86%,
02/01/28 ................. 7,885 8,206,345
Frontier North, Inc., Series G, 6.73%,
02/15/28 ................. 5,085 5,250,262
Full House Resorts, Inc., 8.25%,
02/15/28
(a)
................ 262 253,626
General Motors Financial Co., Inc.,
4.30%, 02/15/29
(c)
........... EUR 2,332 2,780,365
Genesis Energy LP
7.75%, 02/01/28 ............ USD 421 425,204
8.00%, 05/15/33 ............ 598 619,981
Global Partners LP
(a)
8.25%, 01/15/32 ............ 300 314,553
7.13%, 07/01/33 ............ 139 141,155
Global Payments, Inc., 4.88%, 03/17/31 EUR 1,697 2,029,613
Goldman Sachs Group, Inc. (The)
(c)
0.25%, 01/26/28 ............ 4,022 4,348,970
0.88%, 05/09/29 ............ 3,676 3,915,800
Goodyear Tire & Rubber Co. (The)
5.00%, 07/15/29 ............ USD 200 194,022
5.63%, 04/30/33 ............ 734 688,859
GoTo Group, Inc.
(a)
5.50%, 05/01/28 ............ 1,665 566,185
5.50%, 05/01/28 ............ 1,300 1,094,648
Gray Media, Inc., 10.50%, 07/15/29
(a)
415 449,113
Green Plains, Inc., 11.75%, 02/09/26
(a)(b)
(d)
...................... 93,392 91,645,785
GS Finance Corp., 8.75%, 02/14/30
(b)
26,850 27,324,440
Helios Software Holdings, Inc., 7.88%,
05/01/29
(a)
................ EUR 5,180 6,196,532
Hilton Grand Vacations Borrower LLC,
4.88%, 07/01/31
(a)
........... USD 653 600,403
Homes By West Bay LLC, 11.00%,
02/06/30
(d)
................ 38,780 38,830,414
Howard Midstream Energy Partners
LLC
(a)
8.88%, 07/15/28 ............ 377 393,094
7.38%, 07/15/32 ............ 272 281,227
HUB International Ltd., 7.25%,
06/15/30
(a)
................ 1,127 1,174,825
Hyundai Capital America , (1-day SOFR
+ 1.35%), 5.73%, 03/27/30
(b)(c)
... 1,000 1,004,550
Inversion Escrow Issuer LLC, 6.75%,
08/01/32
(a)
................ 368 363,644
ITT Holdings LLC, 6.50%, 08/01/29
(a)
710 676,281
Jefferies Finance LLC, 5.00%,
08/15/28
(a)
................ 526 507,246
JetBlue Airways Corp., 9.88%,
09/20/31
(a)
................ 779 753,176
JetBlue Pass-Through Trust, Series
2019-1, Class AA, 2.75%, 05/15/32 982 855,825
JPMorgan Chase & Co.
(b)
(3-mo. EURIBOR + 0.76%), 1.09%,
03/11/27
(c)
.............. EUR 3,647 4,132,132
(3-mo. EURIBOR + 0.60%), 3.67%,
06/06/28
(c)
.............. 3,099 3,617,911
Security
Par (000)
Par (000) Value
United States (continued)
Series OO, (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 2.15%), 6.50%
(q)
... USD 410 $ 420,284
KeHE Distributors LLC, 9.00%,
02/15/29
(a)
................ 787 821,321
Kronos International, Inc., 9.50%,
03/15/29
(c)
................ EUR 869 1,061,827
LCM Investments Holdings II LLC
(a)
4.88%, 05/01/29 ............ USD 515 500,488
8.25%, 08/01/31 ............ 635 671,398
Lessen LLC , (3-mo. CME Term SOFR +
8.50%), 12.76%, 01/05/28
(a)(b)(d)
.. 20,713 19,263,488
Level 3 Financing, Inc.
(a)
11.00%, 11/15/29 ........... 391 443,306
6.88%, 06/30/33 ............ 943 955,593
LGI Homes, Inc., 7.00%, 11/15/32
(a)
. 3,669 3,531,413
LifePoint Health, Inc.
(a)
9.88%, 08/15/30 ............ 380 409,559
11.00%, 10/15/30 ........... 100 109,909
8.38%, 02/15/32 ............ 520 553,225
Light & Wonder International, Inc.
(a)
7.25%, 11/15/29 ............ 587 602,788
7.50%, 09/01/31 ............ 278 289,755
Live Nation Entertainment, Inc., 4.75%,
10/15/27
(a)
................ 900 886,088
M&T Bank Corp. , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 1.43%), 5.40%,
07/30/35
(b)
................ 1,722 1,724,617
Magnera Corp.
(a)
4.75%, 11/15/29 ............ 76 67,172
7.25%, 11/15/31 ............ 581 546,866
Mauser Packaging Solutions Holding
Co., 7.88%, 04/15/27
(a)
........ 3,017 3,043,326
McGraw-Hill Education, Inc.
(a)
5.75%, 08/01/28 ............ 179 178,293
7.38%, 09/01/31 ............ 360 374,197
Medline Borrower LP, 5.25%,
10/01/29
(a)
................ 1,782 1,747,183
MGM Resorts International, 6.50%,
04/15/32 ................. 345 350,426
Mohegan Tribal Gaming Authority,
11.88%, 04/15/31
(a)
.......... 796 829,172
Morgan Stanley
(b)
(3-mo. EURIBOR + 0.83%), 1.34%,
10/23/26 ............... EUR 4,468 5,087,748
(3-mo. EURIBOR + 1.30%), 4.66%,
03/02/29 ............... 2,963 3,543,730
MPT Operating Partnership LP, 7.00%,
02/15/32
(c)
................ 2,030 2,379,718
Nasdaq, Inc., 4.50%, 02/15/32 ..... 2,445 2,981,851
Nationstar Mortgage Holdings, Inc.
(a)
5.50%, 08/15/28 ............ USD 200 199,730
6.50%, 08/01/29 ............ 311 318,094
5.75%, 11/15/31 ............ 348 351,865
7.13%, 02/01/32 ............ 680 710,088
NCL Corp. Ltd., 6.75%, 02/01/32
(a)
.. 625 641,950
NCL Finance Ltd., 6.13%, 03/15/28
(a)
217 219,620
NCR Atleos Corp., 9.50%, 04/01/29
(a)
4,654 5,041,934
NCR Voyix Corp.
(a)
5.00%, 10/01/28 ............ 1,256 1,235,467
5.13%, 04/15/29 ............ 429 420,430
New Generation Co., 10.34%,
09/30/29
(a)(d)
............... 15,364 15,249,092
Newell Brands, Inc.
6.63%, 09/15/29 ............ 200 199,113

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
6.38%, 05/15/30 ............ USD 274 $ 265,517
6.63%, 05/15/32 ............ 516 493,465
Nexstar Media, Inc., 5.63%, 07/15/27
(a)
598 596,839
Northern Oil & Gas, Inc.
(a)
8.13%, 03/01/28 ............ 348 351,388
8.75%, 06/15/31 ............ 230 236,298
Novelis Corp.
(a)
4.75%, 01/30/30 ............ 46 44,041
6.88%, 01/30/30 ............ 307 316,347
3.88%, 08/15/31 ............ 775 695,158
Occidental Petroleum Corp., 5.20%,
08/01/29 ................. 1,690 1,694,112
Olympus Water US Holding Corp.
(a)
4.25%, 10/01/28 ............ 403 383,732
9.75%, 11/15/28 ............ 2,138 2,241,319
7.25%, 06/15/31 ............ 504 514,710
OneMain Finance Corp., 7.13%,
11/15/31 .................. 500 516,163
Organon & Co.
(a)
5.13%, 04/30/31 ............ 948 820,130
7.88%, 05/15/34 ............ 545 487,949
OT Midco, Inc., 10.00%, 02/15/30
(a)
.. 5,082 4,141,728
Outfront Media Capital LLC
(a)
5.00%, 08/15/27 ............ 501 495,958
4.25%, 01/15/29 ............ 100 95,205
4.63%, 03/15/30 ............ 150 142,394
Owens-Brockway Glass Container, Inc.,
6.63%, 05/13/27
(a)
........... 222 222,267
Palomino Funding Trust I, 7.23%,
05/17/28
(a)
................ 665 702,478
Panther Escrow Issuer LLC, 7.13%,
06/01/31
(a)
................ 707 731,107
Park Intermediate Holdings LLC
(a)
5.88%, 10/01/28 ............ 858 854,656
4.88%, 05/15/29 ............ 478 459,811
Performance Food Group, Inc., 4.25%,
08/01/29
(a)
................ 945 908,556
Permian Resources Operating LLC
(a)
5.38%, 01/15/26 ............ 284 283,523
8.00%, 04/15/27 ............ 2,126 2,173,870
PetSmart, Inc., 4.75%, 02/15/28
(a)
... 917 899,879
Pike Corp., 5.50%, 09/01/28
(a)
..... 404 402,349
Pioneer Midco LLC, 10.50%, 11/18/30
(a)
(b)(d)
..................... 17,431 17,802,201
Pitney Bowes, Inc., 6.88%, 03/15/27
(a)
6,234 6,223,999
Post Holdings, Inc.
(a)
5.50%, 12/15/29 ............ 377 373,732
4.50%, 09/15/31 ............ 407 376,196
6.25%, 10/15/34 ............ 480 480,602
Prestige Brands, Inc., 3.75%,
04/01/31
(a)
................ 746 682,669
Quikrete Holdings, Inc., 6.75%,
03/01/33
(a)
................ 890 912,806
Reworld Holding Corp., 4.88%,
12/01/29
(a)
................ 289 275,999
RingCentral, Inc., 8.50%, 08/15/30
(a)
. 8,317 8,836,596
RR Donnelley & Sons Co.
(a)
9.50%, 08/01/29 ............ 70 71,524
10.88%, 08/01/29 ........... 637 620,545
Sabre GLBL, Inc.
(a)
8.63%, 06/01/27 ............ 834 847,261
10.75%, 11/15/29 ........... 8,854 9,119,354
11.13%, 07/15/30 ........... 2,792 2,943,466
SCIH Salt Holdings, Inc., 4.88%,
05/01/28
(a)
................ 576 559,278
Security
Par (000)
Par (000) Value
United States (continued)
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 ............ USD 338 $ 308,550
4.38%, 02/01/32 ............ 177 160,819
Seagate Data Storage Technology Pte.
Ltd.
(a)
8.25%, 12/15/29 ............ 5,827 6,210,896
8.50%, 07/15/31 ............ 3,134 3,309,887
9.63%, 12/01/32 ............ 5,055 5,693,072
Select Medical Corp., 6.25%,
12/01/32
(a)
................ 4,486 4,474,397
Service Properties Trust
5.50%, 12/15/27 ............ 100 98,618
8.38%, 06/15/29 ............ 11,128 11,530,767
8.63%, 11/15/31
(a)
........... 1,130 1,203,380
8.88%, 06/15/32 ............ 11,613 12,142,971
Shift4 Payments LLC, 5.50%,
05/15/33
(c)
................ EUR 1,506 1,792,198
Six Flags Entertainment Corp.
5.50%, 04/15/27
(a)
........... USD 455 453,803
5.25%, 07/15/29 ............ 440 427,561
SM Energy Co., 6.75%, 08/01/29
(a)
.. 950 950,751
Snap, Inc., 6.88%, 03/01/33
(a)
..... 233 238,907
Solaris Energy Infrastructure, Inc.,
4.75%, 05/01/30
(a)(n)
.......... 7,574 11,299,461
Sonder Holdings, Inc., 7.00%,
12/10/27
(d)
................ 24,772 21,397,152
Spirit AeroSystems, Inc.
(a)
9.38%, 11/30/29 ............ 5,300 5,600,182
9.75%, 11/15/30 ............ 12,861 14,144,568
Spirit Airlines Pass-Through Trust
Series 2015-1,Class A, 4.10%,
04/01/28
(f)(o)
............. 148 134,873
Series 2017-1,Class AA, 3.38%,
02/15/30 ............... 1,743 1,543,332
Series 2017-1A,Class A, 3.65%,
08/15/31
(f)(o)
............. 4,575 3,950,023
SS&C Technologies, Inc.
(a)
5.50%, 09/30/27 ............ 380 380,083
6.50%, 06/01/32 ............ 685 704,343
Stagwell Global LLC, 5.63%, 08/15/29
(a)
567 545,747
Star Parent, Inc., 9.00%, 10/01/30
(a)
. 614 645,682
Starz Capital Holdings 1, Inc., 5.50%,
04/15/29
(a)
................ 17,943 16,731,848
Starz Capital Holdings LLC, 5.50%,
04/15/29
(a)
................ 1,061 878,614
Station Casinos LLC
(a)
4.63%, 12/01/31 ............ 150 140,374
6.63%, 03/15/32 ............ 372 379,336
Stem, Inc., 0.50%, 12/01/28
(a)(n)
.... 749 164,480
STL Holding Co. LLC, 8.75%,
02/15/29
(a)
................ 1,308 1,358,010
Suburban Propane Partners LP, 5.00%,
06/01/31
(a)
................ 483 453,619
Talen Energy Supply LLC, 8.63%,
06/01/30
(a)
................ 2,955 3,140,190
Tallgrass Energy Partners LP
(a)
5.50%, 01/15/28 ............ 615 609,477
6.00%, 12/31/30 ............ 277 271,391
6.00%, 09/01/31 ............ 513 502,698
Tenet Healthcare Corp., 6.13%,
10/01/28 ................. 1,979 1,979,121
Tenneco, Inc., 8.00%, 11/17/28
(a)
... 5,941 5,896,715
Texas Capital Bancshares, Inc. , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 3.15%),
4.00%, 05/06/31
(b)
........... 7,458 7,308,044

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Thermo Fisher Scientific, Inc., 1.38%,
09/12/28 ................. EUR 3,674 $ 4,051,114
TKC Holdings, Inc., 6.88%, 05/15/28
(a)
USD 100 99,916
TransDigm, Inc.
4.63%, 01/15/29 ............ 1,072 1,048,109
4.88%, 05/01/29 ............ 1,165 1,143,187
Transocean Titan Financing Ltd.,
8.38%, 02/01/28
(a)
........... 538 551,709
Transocean, Inc., 8.25%, 05/15/29
(a)
. 3,021 2,853,065
Tronox, Inc., 4.63%, 03/15/29
(a)
.... 874 679,981
UKG, Inc., 6.88%, 02/01/31
(a)
...... 967 992,785
United Airlines Pass-Through Trust,
Series 2019-2, Class A, 2.90%,
05/01/28 ................. 701 657,801
United Wholesale Mortgage LLC,
5.50%, 04/15/29
(a)
........... 425 415,710
Uniti Group LP
(a)
10.50%, 02/15/28 ........... 7,364 7,782,857
4.75%, 04/15/28 ............ 922 893,524
Univision Communications, Inc.
(a)
4.50%, 05/01/29 ............ 399 369,185
8.50%, 07/31/31 ............ 573 581,922
9.38%, 08/01/32 ............ 1,355 1,405,949
USA Compression Partners LP
6.88%, 09/01/27 ............ 368 367,912
7.13%, 03/15/29
(a)
........... 435 444,680
UWM Holdings LLC, 6.63%, 02/01/30
(a)
2,475 2,476,088
Valaris Ltd., 8.38%, 04/30/30
(a)
..... 368 380,104
Vantage Drilling International Ltd.,
9.50%, 02/15/28
(a)
........... 369 368,539
Venture Global LNG, Inc.
(a)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
5.44%), 9.00%
(b)(q)
......... 3,017 3,017,769
7.00%, 01/15/30 ............ 2,257 2,288,632
Verizon Communications, Inc., 4.25%,
10/31/30 ................. EUR 3,192 3,857,446
Viking Cruises Ltd.
(a)
5.88%, 09/15/27 ............ USD 552 551,644
7.00%, 02/15/29 ............ 753 758,790
Vistra Operations Co. LLC, 5.63%,
02/15/27
(a)
................ 10,588 10,575,828
Vital Energy, Inc.
9.75%, 10/15/30 ............ 368 345,209
7.88%, 04/15/32
(a)
........... 300 263,314
Voyager Parent LLC, 9.25%, 07/01/32
(a)
382 404,096
Wand NewCo 3, Inc., 7.63%, 01/30/32
(a)
466 489,286
Warnermedia Holdings, Inc., 3.76%,
03/15/27 ................. 9,051 8,874,596
Weekley Homes LLC, 4.88%,
09/15/28
(a)
................ 68 65,433
Wells Fargo & Co., 0.63%, 03/25/30
(c)
EUR 3,652 3,747,430
Wildfire Intermediate Holdings LLC,
7.50%, 10/15/29
(a)
........... USD 1,770 1,761,222
Wolfspeed, Inc., 1.75%, 05/01/26
(f)(n)(o)
1,295 391,737
WR Grace Holdings LLC, 4.88%,
06/15/27
(a)
................ 563 559,826
Xerox Corp.
(a)
10.25%, 10/15/30 ........... 2,923 3,005,335
13.50%, 04/15/31 ........... 2,715 2,653,912
Xerox Holdings Corp.
(a)
5.50%, 08/15/28 ............ 745 492,743
8.88%, 11/30/29 ............ 751 489,006
Security
Par (000)
Par (000) Value
United States (continued)
Zayo Group Holdings, Inc., 4.00%,
03/01/27
(a)
................ USD 879 $ 834,939
878,941,723
Uzbekistan — 0.0%
Navoi Mining & Metallurgical
Combinat
(a)
6.70%, 10/17/28 ............ 499 511,166
6.95%, 10/17/31 ............ 631 651,905
1,163,071
Vietnam — 0.0%
Mong Duong Finance Holdings BV,
5.13%, 05/07/29
(c)
........... 678 662,124
Zambia — 0.0%
First Quantum Minerals Ltd.
(a)
6.88%, 10/15/27 ............ 2,040 2,037,450
9.38%, 03/01/29 ............ 2,816 2,974,400
5,011,850
Total Corporate Bonds — 12.3%
(Cost: $2,143,653,582) ........................... 1,977,603,575
Fixed Rate Loan Interests
France — 0.0%
Atos SE, 1st Lien Term Loan,
9.00%
,
 12/17/29 ............ EUR 5,236 6,318,904
United States — 0.1%
Aspen Owner LLC, 1st Lien Term Loan,
7.27%
,
 02/09/27
(d)
........... USD 18,600 18,717,399
X Corp., 1st Lien Term Loan B3,
9.50%
,
 10/26/29 ............ 1,707 1,653,895
20,371,294
Total Fixed Rate Loan Interests — 0.1%
(Cost: $25,987,884) .............................. 26,690,198
Floating Rate Loan Interests
Belgium — 0.0%
United Petfood Finance BV, 1st Lien
Term Loan B, (6-mo. EURIBOR
at 0.00% Floor + 2.75%),
5.17%
,
 02/26/32
(b)
........... EUR 4,978 5,667,347
Canada — 0.1%
(b)
Bausch + Lomb Corp., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 4.25%),
8.61%
,
 01/15/31 ............ USD 4,183 4,194,521
Clarios Global LP, 1st Lien Term Loan,
(1-mo. EURIBOR at 0.00% Floor +
3.25%), 5.15%
,
 01/28/32 ...... EUR 5,000 5,721,692
Garda World Security Corp., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
7.34%
,
 02/01/29 ............ USD 1,751 1,748,407
11,664,620
Finland — 0.0%
Mehilainen Yhtiot Oy, Facility 1st Lien
Term Loan B7, 08/05/31
(b)(s)
..... EUR 6,188 7,073,333

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
France — 0.3%
(b)
Artemis BidCo Ltd., Facility 1st Lien
Term Loan B, 05/28/32
(s)
....... EUR 3,583 $ 4,084,708
Atos SE, 1st Lien Term Loan, (6-mo.
EURIBOR at 0.00% Floor + 2.60%),
4.60%
,
 12/17/30 ............ 6,780 6,120,648
Banijay Entertainment SAS, Facility 1st
Lien Term Loan B4, 02/10/32
(s)
... 3,093 3,535,984
Claudius Finance Parent SARL, Facility
1st Lien Term Loan B3, 01/31/30
(s)
4,500 5,118,299
Hestiafloor 2 SASU, Facility 1st Lien
Term Loan B3, (3-mo. EURIBOR
at 0.00% Floor + 3.75%), 3.75% -
5.73%
,
 02/27/30 ............ 2,941 3,368,285
Holding Socotec, Facility 1st Lien Term
Loan B4, (3-mo. EURIBOR at 0.00%
Floor + 3.25%), 5.23%
,
 06/02/28 . 3,955 4,514,710
HomeVi SAS, 1st Lien Term Loan B,
10/31/29
(s)
................ 6,000 6,845,077
Obol France 3 SAS, Facility 1st Lien
Term Loan B3, (6-mo. EURIBOR
at 0.00% Floor + 5.00%),
7.19%
,
 12/29/28 ............ 6,000 6,726,552
Parts Europe SA, Facility 1st Lien Term
Loan, (3-mo. EURIBOR at 0.00%
Floor + 3.25%), 5.25%
,
 02/03/31 . 7,296 8,357,383
Ramsay Generale De Sante SA, Facility
1st Lien Term Loan B5, (3-mo.
EURIBOR at 0.00% Floor + 3.25%),
5.25%
,
 08/13/31 ............ 3,000 3,413,877
Talbot Participation SAS, Facility 1st
Lien Term Loan B, 06/25/32
(s)
.... 3,360 3,842,407
55,927,930
Germany — 0.4%
(b)
Aenova Holding GmbH, Facility
1st Lien Term Loan B1, (3-mo.
EURIBOR at 0.00% Floor + 3.00%),
5.01%
,
 08/22/31 ............ 3,660 4,173,504
Apleona Holding GmbH, Facility
1st Lien Term Loan B3, (3-mo.
EURIBOR at 0.00% Floor + 3.45%),
5.48%
,
 04/28/28 ............ 7,201 8,235,337
AVIV Group GmbH, 1st Lien Term Loan
B, (6-mo. EURIBOR at 0.00% Floor
+ 4.00%), 6.10%
,
 04/23/32 ..... 6,879 7,874,865
CTEC III GmbH, Facility 1st Lien Term
Loan B, (3-mo. EURIBOR at 0.00%
Floor + 3.75%), 5.76%
,
 03/16/29 . 3,000 3,335,340
IFCO Management GmbH, 1st Lien
Term Loan B, (1-mo. EURIBOR
at 0.00% Floor + 3.50%),
5.40%
,
 11/29/29 ............ 5,000 5,697,270
Kleopatra Finco SARL, Facility
1st Lien Term Loan B, (6-mo.
EURIBOR at 0.00% Floor + 4.73%),
7.11%
,
 02/12/26 ............ 4,266 4,491,061
Minimax Viking GmbH, Facility
1st Lien Term Loan B, (1-mo.
EURIBOR at 0.00% Floor + 2.50%),
4.40%
,
 03/17/32 ............ 1,500 1,711,800
Mosel Bidco SE, 1st Lien Term Loan B,
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 5.73%
,
 09/16/30 ...... 6,089 6,960,882
Nidda Healthcare Holding GmbH, 1st
Lien Term Loan B3, 02/21/30
(s)
... 6,177 7,062,532
Security
Par (000)
Par (000) Value
Germany (continued)
Schoen Klinik SE, Facility 1st Lien Term
Loan B2, (3-mo. EURIBOR at 0.00%
Floor + 3.00%), 4.98%
,
 01/13/31 . EUR 2,667 $ 3,029,263
Speedster Bidco GmbH, 1st Lien Term
Loan B, (6-mo. EURIBOR at 0.00%
Floor + 3.50%), 5.88%
,
 12/10/31 . 5,330 6,100,114
Tele Columbus AG, Facility 1st Lien
Term Loan B, 01/01/29
(s)
....... 4,494 3,380,974
TK Elevator Midco GmbH, 1st Lien
Term Loan B1, 04/30/30
(s)
...... 4,948 5,642,231
67,695,173
Ireland — 0.1%
(b)
Applegreen Ltd., Facility 1st Lien Term
Loan B, (3-mo. EURIBOR at 0.00%
Floor + 5.00%), 7.03%
,
 01/26/32 . 4,272 4,932,666
Helios Software Holdings, Inc., 1st
Lien Term Loan, (3-mo. EURIBOR
at 0.00% Floor + 3.25%),
5.23%
,
 03/13/28 ............ 1,000 1,131,933
ION Trading Finance Ltd., 1st Lien Term
Loan B, (3-mo. EURIBOR at 0.00%
Floor + 3.75%), 5.75%
,
 04/03/28 . 5,000 5,643,405
11,708,004
Jersey, Channel Islands — 0.1%
Vita Global Finco Ltd., 1st Lien Term
Loan B
(b)(d)
(6-mo. EURIBOR at 0.00% Floor +
8.00%), 10.05%, 07/06/27 .... 8,930 8,471,671
(Daily SONIA at 1.19% Floor +
8.00%), 8.19%, 07/06/27 .... GBP 5,199 5,698,608
14,170,279
Luxembourg — 0.5%
(b)
AI Sirona Luxembourg Acquisition
SARL, Facility 1st Lien Term Loan
B3, (1-mo. EURIBOR at 0.00% Floor
+ 3.50%), 5.40%
,
 09/29/28 ..... EUR 4,000 4,576,212
Atlas Luxco 4 SARL, 1st Lien Term
Loan, (1-mo. EURIBOR at 0.00%
Floor + 3.75%), 5.65%
,
 05/12/28 . 3,959 4,524,322
Froneri International Ltd., 1st Lien Term
Loan
(6-mo. EURIBOR at 0.00% Floor +
2.50%), 5.10%, 09/30/31 .... 6,550 7,429,039
 07/19/32
(s)
................ 2,035 2,315,684
Garfunkelux Holdco 3 SA, 1st Lien Term
Loan B, 06/01/32
(d)(s)
.......... 5,708 6,440,167
Gategroup Finance Luxembourg SA,
Facility 1st Lien Term Loan B, (3-mo.
EURIBOR at 0.00% Floor + 4.25%),
6.24%
,
 05/28/32 ............ 4,956 5,682,368
Matterhorn Telecom SA, Facility
1st Lien Term Loan B3, (3-mo.
EURIBOR at 0.00% Floor + 2.50%),
4.53%
,
 01/26/32 ............ 4,085 4,659,500
Rainbow Finco SARL, Facility 1st Lien
Term Loan B2, (6-mo. EURIBOR
at 0.00% Floor + 3.25%), 5.67% -
5.71%
,
 02/26/29 ............ 4,103 4,679,224
Speed Midco 3 SARL, Facility 1st Lien
Term Loan B2
(d)
(Daily SONIA at 0.00% Floor +
4.95%), 4.95%, 05/16/29 .... GBP 2,184 2,883,798

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Luxembourg (continued)
(6-mo. EURIBOR at 0.00% Floor +
4.95%), 7.33%, 05/16/29 .... EUR 24,222 $ 27,641,707
Tackle SARL, 1st Lien Term Loan B,
05/22/28
(s)
................ 2,078 2,368,592
Tackle SARL, Facility 1st Lien Term
Loan B2, (6-mo. EURIBOR at 0.00%
Floor + 3.25%), 5.37%
,
 05/22/28 . 5,297 6,037,238
TRAVIATA II SARL, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 8.00%
Floor + 0.00%), 8.00% 01/22/33
(d)
. 7,800 8,767,839
88,005,690
Netherlands — 0.7%
(b)
Accell Group Holdings BV, 1st Lien
Term Loan, 06/30/31
(s)
........ 4,000 3,058,416
Bock Capital Bidco BV, 1st Lien Term
Loan B, (3-mo. EURIBOR at 0.00%
Floor + 3.50%), 5.48%
,
 06/29/28 . 5,686 6,502,891
Cypher Bidco BV, 1st Lien Term Loan
B, (EUR0003M at 0.00% Floor +
4.25%), 6.41%
,
 12/30/28
(d)
..... 19,970 22,162,957
Fugue Finance BV, 1st Lien Term Loan,
(3-mo. EURIBOR at 0.00% Floor +
3.25%), 5.26%
,
 01/09/32 ...... 2,135 2,437,997
Median BV, Facility 1st Lien Term Loan
B1, (3-mo. EURIBOR at 0.00% Floor
+ 4.93%), 6.91%
,
 10/14/27 ..... 6,355 7,260,871
Nobian Finance BV, 1st Lien Term
Loan, (3-mo. EURIBOR at 0.00%
Floor + 3.50%), 5.53%
,
 07/31/30 . 6,316 7,126,493
Peer Holding III BV, 1st Lien Term Loan
B6B, (3-mo. EURIBOR at 0.00%
Floor + 2.75%), 4.73%
,
 07/01/31 . 8,000 9,132,248
Pegasus Bidco BV, 1st Lien Term Loan
B, (3-mo. EURIBOR at 0.00% Floor
+ 3.50%), 5.64%
,
 07/12/29 ..... 3,333 3,820,927
Stage Entertainment BV, Facility
1st Lien Term Loan B3, (3-mo.
EURIBOR at 0.00% Floor + 4.00%),
6.12%
,
 06/01/29 ............ 4,000 4,581,918
Upfield BV, 1st Lien Term Loan B11,
(SONIA Daily at 0.00% Floor +
5.25%), 5.29%
,
 01/03/28 ...... GBP 5,449 7,146,784
Ziggo BV, Facility 1st Lien Term Loan H,
(1-mo. EURIBOR at 0.00% Floor +
3.00%), 4.91%
,
 01/31/29 ...... EUR 41,843 46,268,346
119,499,848
New Zealand — 0.1%
FNZ NZ Finco Ltd., 1st Lien Term Loan,
(Daily SONIA at 0.00% Floor +
6.00%), 6.00%
,
 11/05/31
(b)
..... GBP 8,500 8,980,420
Norway — 0.0%
Sector Alarm Holding A/S, Facility
1st Lien Term Loan B3, (3-mo.
EURIBOR at 0.00% Floor + 3.50%),
5.51%
,
 06/14/29
(b)
........... EUR 3,255 3,720,105
Security
Par (000)
Par (000) Value
Spain — 0.1%
(b)
Aernnova Aerospace SAU, Facility
1st Lien Term Loan B, (3-mo.
EURIBOR at 0.00% Floor + 4.00%),
5.98%
,
 02/27/30 ............ EUR 6,818 $ 7,776,474
Cervantes Bidco SL, 1st Lien Term
Loan B, 12/03/31
(s)
........... 1,708 1,951,932
PAX HoldCo Spain SL, Facility
1st Lien Term Loan B3, (6-mo.
EURIBOR at 0.00% Floor + 4.00%),
6.04%
,
 12/31/29 ............ 6,199 7,078,176
16,806,582
Sweden — 0.1%
Eleda Management AB, Delayed
Draw 1st Lien Term Loan, (3-mo.
EURIBOR at 0.00% Floor + 3.50%),
5.48%
,
 04/02/31
(b)
........... 327 374,164
Eleda Management AB, Facility
1st Lien Term Loan B, (3-mo.
EURIBOR at 0.00% Floor + 3.50%),
5.48%
,
 04/03/31
(b)
........... 4,167 4,770,595
IGT Holding IV AB, Facility 1st Lien
Term Loan B4, (3-mo. EURIBOR
at 0.00% Floor + 3.50%),
5.48%
,
 08/29/31
(b)
........... 4,000 4,575,253
Quimper AB, 1st Lien Term Loan B,
5.70%
,
 07/30/30 ............ 4,043 4,628,258
14,348,270
United Kingdom — 1.0%
(b)
Acuris Finance US, Inc., 1st Lien Term
Loan, (3-mo. EURIBOR at 0.00%
Floor + 3.50%), 5.46%
,
 02/16/28 . 1,000 1,131,933
Bellis Acquisition Co. plc, Facility
1st Lien Term Loan B, (6-mo.
EURIBOR at 0.00% Floor + 4.00%),
6.31%
,
 05/12/31 ............ 5,819 6,433,490
Belron Uk Finance Plc, 1st Lien Term
Loan, (3-mo. EURIBOR at 0.00%
Floor + 3.00%), 5.15%
,
 10/16/31 . 6,627 7,576,007
Boots Group Bidco Ltd., 1st Lien Term
Loan B, 07/16/32
(s)
........... GBP 6,377 8,463,644
CD&R Firefly Bidco plc, Facility 1st Lien
Term Loan B10, 04/30/29
(s)
..... 8,389 11,060,494
Eagle Bidco Ltd., Facility 1st Lien Term
Loan B, (Daily SONIA at 0.00% Floor
+ 4.25%), 4.28%
,
 03/13/28 ..... 3,000 3,948,202
Edge Finco plc, Facility 1st Lien Term
Loan B1, (3-mo. EURIBOR at 0.00%
Floor + 3.50%), 5.54%
,
 08/22/31 . EUR 2,905 3,320,821
Entain Holdings (Gibraltar) Ltd., Facility
1st Lien Term Loan B4, (6-mo.
EURIBOR at 0.00% Floor + 3.25%),
5.29%
,
 06/30/28 ............ 6,028 6,892,482
Hbx Group International plc, Facility
1st Lien Term Loan B, (6-mo.
EURIBOR at 0.00% Floor + 2.75%),
4.87%
,
 02/13/32 ............ 7,761 8,862,285
INEOS Finance plc, 1st Lien Term
Loan, (1-mo. EURIBOR at 0.00%
Floor + 3.50%), 5.40%
,
 06/23/31 . 6,360 6,923,325
INEOS Quattro Holdings UK Ltd.,
Facility 1st Lien Term Loan B, (1-mo.
EURIBOR at 0.00% Floor + 4.50%),
6.40%
,
 04/03/29 ............ 7,550 8,062,212

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Inspired Finco Holdings Ltd., 1st Lien
Term Loan B6, 02/28/31
(s)
...... EUR 3,596 $ 4,100,416
International Entertainment JJCo 3
Ltd., 1st Lien Term Loan B, (SONIA
Daily at 0.00% Floor + 4.75%),
4.75%
,
 04/02/32 ............ GBP 7,647 10,124,336
Leased & Tenanted Pubs 1 Ltd.,
2nd Lien Term Loan, (Daily
SONIA at 0.00% Floor + 9.38%),
14.58%
,
 10/31/29
(d)
.......... 2,564 3,317,799
Market Bidco Ltd., Facility 1st Lien Term
Loan B3, (3-mo. EURIBOR at 0.00%
Floor + 4.50%), 6.63%
,
 11/04/30 . EUR 2,705 3,074,431
Market Bidco Ltd., Facility 1st Lien Term
Loan B4, (Daily SONIA at 0.00%
Floor + 5.25%), 5.36%
,
 11/04/30 . GBP 1,596 2,084,572
Masorange Holdco Ltd., Facility 1st
Lien Term Loan B5, 03/25/31
(s)
... EUR 10,072 11,436,287
Mercia, 1st Lien Term Loan A1, (3-mo.
GBP SONIA at 0.00% Floor +
2.40%), 6.85%
,
 04/08/26
(d)
..... GBP 4,794 6,331,151
Mercia, 1st Lien Term Loan A2, (3-mo.
GBP SONIA at 0.00% Floor +
2.40%), 6.85%
,
 04/09/26
(d)
..... 18,949 25,024,988
Mercia, 1st Lien Term Loan B-1, (3-mo.
CME Term SOFR at 0.00% Floor +
0.00%), 7.10%
,
 04/09/26
(d)
..... 1,099 1,451,895
Modulaire Group Holdings Ltd., Facility
1st Lien Term Loan B3, 07/10/31
(s)
EUR 5,500 6,195,569
OCS Group Holding Ltd., Facility
1st Lien Term Loan B1, (Daily
SONIA at 0.00% Floor + 5.75%),
5.75%
,
 11/27/31 ............ GBP 3,810 5,015,351
Zegona Holdco Ltd., Facility 1st Lien
Term Loan B, (6-mo. EURIBOR
at 0.00% Floor + 3.00%),
5.08%
,
 07/16/29 ............ EUR 3,226 3,679,836
154,511,526
United States — 2.0%
Allied Universal Holdco LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 3.75%),
8.21%
,
 05/12/28
(b)
........... USD 2,633 2,636,886
Alorica, Inc., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 1.00%
Floor + 6.88%), 11.23%
,
 12/21/27
(b)(d)
10,121 9,994,830
Altar Bidco, Inc., 2nd Lien Term Loan,
(12-mo. CME Term SOFR at 0.50%
Floor + 5.60%), 9.58%
,
 02/01/30
(b)
14,590 13,897,082
Amentum Holdings, Inc., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 2.25%),
6.61%
,
 09/29/31
(b)
........... 4,927 4,924,699
Arsenal AIC Parent LLC, 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
7.11%
,
 08/19/30
(b)
........... 605 606,217
Avaya, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 1.00% Floor +
7.50%), 11.86%
,
 08/01/28
(b)
..... 41 32,085
Bally's Corp., Facility 1st Lien
Term Loan B, (3-mo. CME Term
SOFR at 0.50% Floor + 3.25%),
7.84%
,
 10/02/28
(b)
........... 4,081 4,003,343
Security
Par (000)
Par (000) Value
United States (continued)
Beach Acquisition Bidco LLC, 1st Lien
Term Loan B, 06/25/32
(b)(s)
...... EUR 6,071 $ 6,923,518
Boost Newco Borrower LLC, 1st Lien
Term Loan B2, (3-mo. CME Term
SOFR at 0.00% Floor + 2.00%),
6.30%
,
 01/31/31
(b)
........... USD 5,390 5,397,375
Boxer Parent Co., Inc., 1st Lien Term
Loan, (3-mo. EURIBOR at 0.00%
Floor + 3.50%), 5.51%
,
 07/30/31
(b)
EUR 5,968 6,831,820
Caesars Entertainment, Inc., 1st Lien
Term Loan B1, (1-mo. CME Term
SOFR at 0.50% Floor + 2.25%),
6.61%
,
 02/06/31
(b)
........... USD 8,338 8,318,809
Charter Communications Operating
LLC, 1st Lien Term Loan B5, (3-mo.
CME Term SOFR at 0.00% Floor +
2.25%), 6.54%
,
 12/15/31
(b)
..... 888 887,522
Chelsea 24th Street LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 2.00% Floor + 3.25%),
7.60%
,
 10/17/31
(b)(d)
.......... 8,000 8,004,531
Cirkul Sr Sec, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 4.00%
Floor + 3.50%), 11.88% 04/23/28
(b)(d)
6,725 6,422,037
Cloud Software Group, Inc., Facility 1st
Lien Term Loan B, (1-mo. CME Term
SOFR at 0.00% Floor + 3.50%),
7.80%
,
 03/30/29
(b)
........... 3,889 3,894,525
Clydesdale Acquisition Holdings,
Inc., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor +
3.18%), 7.53%
,
 04/13/29
(b)
..... 5,320 5,316,140
ConnectWise LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 8.06%
,
 09/29/28
(b)
3,756 3,766,143
CPPIB OVM Member US LLC, 1st
Lien Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
7.05%
,
 08/20/31
(b)
........... 4,815 4,828,685
CSC Holdings LLC, 1st Lien Term Loan
B5, (US Prime Rate at 0.00% Floor
+ 1.50%), 9.00%
,
 04/15/27
(b)
.... 1,817 1,787,252
CVR CHC LP, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 8.30%
,
 12/30/27
(b)
4,576 4,576,304
Digital Room Holdings, Inc., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 5.25%),
9.71%
,
 12/21/28
(b)
........... 3,514 3,465,643
DirecTV Financing LLC, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.75% Floor + 5.00%),
9.57%
,
 08/02/27
(b)
........... 721 722,578
DirecTV Financing LLC, 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.75% Floor + 5.50%),
9.81%
,
 02/17/31
(b)
........... 6,741 6,490,524
ECL Entertainment LLC, Facility 1st
Lien Term Loan B, (1-mo. CME Term
SOFR at 0.00% Floor + 3.50%),
7.86%
,
 08/30/30
(b)
........... 10,830 10,875,475

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Emerald Technologies US
AcquisitionCo, Inc., 1st Lien
Term Loan B, (3-mo. CME Term
SOFR at 0.75% Floor + 6.25%),
10.73%
,
 12/29/27
(b)(d)
......... USD 4,025 $ 2,777,280
Fertitta Entertainment LLC, 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.50% Floor + 3.25%),
7.58%
,
 01/29/29
(b)
........... 6,017 6,018,429
Finastra USA, Inc., 1st Lien Term Loan
B, 6.56%
,
 07/30/30
(d)
......... 4,894 5,543,492
First Brands Group LLC, 1st Lien Term
Loan, (3-mo. EURIBOR at 1.00%
Floor + 5.00%), 7.03%
,
 03/30/27
(b)
EUR 6,145 6,743,723
Galaxy Universal LLC, Term Loan,
(6-mo. CME Term SOFR at 1.00%
Floor + 6.25%), 10.75%
,
 11/12/26
(b)(d)
USD 18,216 18,124,875
GoTo Group, Inc., 1st Lien Term Loan
(3-mo. CME Term SOFR at
0.00% Floor + 4.75%),
9.22%, 04/30/28
(b)
......... 2,916 2,065,587
HP LQ Investment LP, 1st Lien Term
Loan
(b)(d)
(1-mo. CME Term SOFR at 0.00%
Floor + 2.82%), 7.53%, 12/09/26 954 953,718
(1-mo. CME Term SOFR at 0.00%
Floor + 2.82%), 7.15%, 12/09/26 15,500 15,500,000
Hydrofarm Holdings Group, Inc., 1st
Lien Term Loan, (3-mo. CME Term
SOFR at 1.00% Floor + 5.50%),
10.07%
,
 10/25/28
(b)(d)
......... 2,520 2,066,214
Icon Parent, Inc., 1st Lien Term Loan,
(6-mo. CME Term SOFR at 0.00%
Floor + 3.00%), 7.21%
,
 11/13/31
(b)
12,353 12,381,946
Indy US Bidco LLC, 1st Lien Term Loan,
(1-mo. EURIBOR at 0.00% Floor +
3.50%), 5.40%
,
 03/06/28
(b)
..... EUR 7,177 8,203,173
ITG Communications LLC, 1st Lien
Term Loan, (6-mo. CME Term
SOFR at 0.00% Floor + 4.75%),
8.95%
,
 07/09/31
(b)(d)
.......... USD 8,717 8,640,726
J&J Ventures Gaming LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 3.50%),
7.86%
,
 04/26/30
(b)
........... 4,010 3,972,722
Jack Ohio Finance LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 4.00%),
8.36%
,
 01/28/32
(b)
........... 1,660 1,645,316
Maverick Gaming LLC, 1st Lien Term
Loan
(b)
(US Prime Rate at 0.00% Floor +
7.50%), 15.00%, 06/05/28 .... 3,412 1,995,876
(US Prime Rate at 0.00% Floor +
7.50%), 15.00%, 06/05/28
(d)
.. 1,943 1,748,446
Mavis Tire Express Services Topco
Corp., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor +
3.00%), 7.33%
,
 05/04/28
(b)
..... 1,832 1,833,699
McAfee Corp., 1st Lien Term Loan B1,
(1-mo. CME Term SOFR at 0.00%
Floor + 3.00%), 7.33%
,
 03/01/29
(b)
7,229 6,974,912
Security
Par (000)
Par (000) Value
United States (continued)
Pitney Bowes, Inc., 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 8.11%
,
 03/19/32
(b)
USD 5,646 $ 5,645,850
Polaris Newco LLC, 1st Lien Term
Loan
(b)
(Daily SONIA at 0.00% Floor +
5.00%), 5.00%, 06/02/28 .... GBP 979 1,210,051
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 5.78%, 06/02/28 .... EUR 5,985 6,527,776
Redstone Holdco 2 LP, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 4.75%),
9.06%
,
 04/27/28
(b)
........... USD 9,535 4,946,089
Redstone HoldCo 2 LP, 2nd Lien
Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 7.75%),
12.29%
,
 04/27/29
(b)
.......... 6,772 1,464,445
Runitonetime LLC, 1st Lien Term Loan,
06/23/26
(b)(s)
............... 223 223,034
Sodalite Tahoe Hotel LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 2.90%),
7.36%
,
 10/25/26
(b)(d)
.......... 11,574 11,627,787
Solaris Energy Infrastructure LLC, 1st
Lien Term Loan, (3-mo. CME Term
SOFR at 1.00% Floor + 6.00%),
10.30%
,
 09/11/29
(b)(d)
......... 18,770 18,770,000
Station Casinos LLC, Facility 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.00% Floor + 2.00%),
6.36%
,
 03/14/31
(b)
........... 3,375 3,376,951
Terranea Resort, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00%
Floor + 4.35%), 8.70%
,
 01/01/28
(b)(d)
7,900 7,900,000
TransDigm, Inc., 1st Lien Term Loan J,
(3-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.80%
,
 02/28/31
(b)
2,300 2,306,186
Vaco Holdings LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.60%
Floor + 5.00%), 9.45%
,
 01/22/29
(b)
4,174 3,716,613
VeriFone Systems, Inc., 1st Lien Term
Loan, 08/18/28
(b)(s)
........... 9,239 8,905,932
Veritas US, Inc., 1st Lien Term Loan,
12.30%
,
 12/10/29
(b)
.......... 1,900 1,908,710
West Deptford Energy Holdings LLC,
1st Lien Term Loan, 07/26/32
(b)(s)
. 3,483 3,456,877
X Corp., 1st Lien Term Loan B1, (3-mo.
CME Term SOFR at 0.50% Floor +
6.50%), 10.96%
,
 10/26/29
(b)
..... 1,676 1,632,129
315,412,587
Total Floating Rate Loan Interests — 5.5%
(Cost: $890,735,522) ............................. 895,191,714

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Foreign Agency Obligations
Chile — 0.0%
Corp. Nacional del Cobre de Chile,
6.44%, 01/26/36
(c)
........... USD 454 $ 475,849
Empresa Nacional del Petroleo, 5.95%,
07/30/34
(a)
................ 605 615,587
1,091,436
Colombia — 0.0%
Ecopetrol SA, 8.88%, 01/13/33 ..... 1,323 1,387,827
France — 0.0%
Electricite de France SA
(b)(c)(q)
(5-Year EURIBOR ICE Swap Rate +
2.94%), 5.13% ........... EUR 600 709,583
(5-Year EUR Swap Annual +
3.97%), 3.38% ........... 1,000 1,098,349
(5-Year EURIBOR ICE Swap Rate +
3.28%), 5.63% ........... 600 720,867
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.78%),
7.38% ................. GBP 1,200 1,616,076
4,144,875
Hungary — 0.0%
(c)
Magyar Export-Import Bank Zrt., 6.00%,
05/16/29 ................. EUR 1,147 1,414,655
MVM Energetika Zrt., 7.50%, 06/09/28 USD 524 548,570
1,963,225
India — 0.0%
Power Finance Corp. Ltd., 1.84%,
09/21/28
(c)
................ EUR 100 108,589
Indonesia — 0.0%
(c)
Bank Negara Indonesia Persero Tbk.
PT , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.47%), 4.30%
(b)(q)
........... USD 1,250 1,204,688
Perusahaan Perseroan Persero PT
Perusahaan Listrik Negara, 1.88%,
11/05/31 .................. EUR 1,000 999,263
2,203,951
Kazakhstan — 0.0%
Development Bank of Kazakhstan JSC
13.49%, 05/23/28
(c)
.......... KZT 167,000 276,713
13.49%, 05/23/28
(a)
.......... 371,000 614,734
891,447
Mexico — 0.1%
Petroleos Mexicanos
8.75%, 06/02/29 ............ USD 1,469 1,546,191
5.95%, 01/28/31 ............ 1,816 1,681,616
10.00%, 02/07/33 ........... 965 1,072,549
4,300,356
Morocco — 0.0%
OCP SA, 7.50%, 05/02/54
(a)
....... 1,104 1,116,259
Peru — 0.0%
(a)
Corp. Financiera de Desarrollo SA,
5.50%, 05/06/30 ............ 680 687,140
Petroleos del Peru SA, 4.75%, 06/19/32 969 774,900
1,462,040
Security
Par (000)
Par (000) Value
Republic of Turkiye — 0.0%
Turkiye Varlik Fonu Yonetimi A/S,
8.25%, 02/14/29
(c)
........... USD 520 $ 544,700
Total Foreign Agency Obligations — 0.1%
(Cost: $18,187,127) .............................. 19,214,705
Foreign Government Obligations
Armenia — 0.0%
Republic of Armenia, 6.75%, 03/12/35
(a)
651 637,166
Bahrain — 0.0%
Kingdom of Bahrain, 5.45%, 09/16/32
(c)
890 839,172
Barbados — 0.0%
Barbados Government Bond, 8.00%,
06/26/35
(a)
................ 940 937,750
Benin — 0.0%
Benin Government Bond, 7.96%,
02/13/38
(a)
................ 1,571 1,519,456
Brazil — 0.1%
Federative Republic of Brazil, 10.00%,
01/01/27 ................. BRL 93 15,837,448
Bulgaria — 0.0%
Bulgaria Government Bond, 5.00%,
03/05/37
(c)
................ USD 852 830,186
Cameroon — 0.0%
Republic of Cameroon, 9.50%,
07/31/31
(c)
................ 851 799,140
Canada — 0.2%
Canadian Government Bond, 2.75%,
03/01/30 ................. CAD 44,128 31,489,608
Chile — 0.0%
Republic of Chile
3.75%, 01/14/32 ............ EUR 2,176 2,528,272
4.34%, 03/07/42 ............ USD 1,499 1,292,513
3,820,785
China — 0.0%
People's Republic of China, 2.11%,
08/25/34 ................. CNY 25,520 3,646,096
Colombia — 0.1%
Republic of Colombia
5.75%, 11/03/27 ............ COP 51,168,600 11,371,601
7.75%, 09/18/30 ............ 34,706,200 7,256,252
8.00%, 04/20/33 ............ USD 1,005 1,057,260
8.00%, 11/14/35 ............ 355 364,230
7.75%, 11/07/36 ............ 702 700,070
8.75%, 11/14/53 ............ 350 355,600
21,105,013
Costa Rica — 0.0%
Republic of Costa Rica
6.55%, 04/03/34
(c)
........... 540 563,760
7.30%, 11/13/54
(a)
........... 544 564,305
1,128,065
Czech Republic — 0.1%
Czech Republic
5.00%, 09/30/30 ............ CZK 215,040 10,442,082
4.50%, 11/11/32 ............ 115,320 5,456,674
15,898,756

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Dominican Republic — 0.1%
Dominican Republic Government Bond
5.95%, 01/25/27
(c)
........... USD 1,371 $ 1,382,654
4.50%, 01/30/30
(a)
........... 1,565 1,492,227
7.05%, 02/03/31
(a)
........... 1,157 1,217,164
4.88%, 09/23/32
(a)
........... 1,264 1,168,046
10.75%, 06/01/36
(a)
.......... DOP 163,050 2,817,761
6.95%, 03/15/37
(a)
........... USD 743 760,275
8,838,127
Egypt — 0.1%
Arab Republic of Egypt
24.46%, 10/01/27 ........... EGP 39,840 821,834
24.14%, 12/03/27 ........... 4,907 101,980
21.38%, 02/04/28 ........... 54,129 1,091,040
23.44%, 07/01/28 ........... 44,459 908,970
5.63%, 04/16/30
(c)
........... EUR 749 792,789
7.63%, 05/29/32
(c)
........... USD 1,567 1,472,494
9.45%, 02/04/33
(a)
........... 713 723,873
8.50%, 01/31/47
(a)
........... 655 534,595
7.50%, 02/16/61
(a)
........... 768 559,903
7,007,478
France — 0.1%
French Republic, 3.20%, 05/25/35
(a)(c)
EUR 7,811 8,812,428
Gabon — 0.0%
Gabon Government Bond, 9.50%,
02/18/29
(c)
................ USD 1,585 1,481,484
Guatemala — 0.0%
Republic of Guatemala
5.25%, 08/10/29
(a)
........... 642 637,506
5.25%, 08/10/29
(c)
........... 1,369 1,359,417
7.05%, 10/04/32
(a)
........... 1,184 1,265,964
6.60%, 06/13/36
(a)
........... 516 528,309
6.25%, 08/15/36
(a)
........... 722 724,888
4,516,084
Hungary — 0.1%
Hungary Government Bond
5.25%, 06/16/29
(a)
........... 1,454 1,466,661
5.38%, 09/12/33
(c)
........... EUR 1,134 1,399,928
7.00%, 10/24/35 ............ HUF 1,253,510 3,525,013
5.50%, 03/26/36
(a)
........... USD 475 458,900
6.75%, 09/23/55
(a)
........... 721 730,150
7,580,652
Indonesia — 0.2%
Republic of Indonesia
7.00%, 05/15/27 ............ IDR 118,791,000 7,363,573
4.65%, 09/20/32 ............ USD 2,878 2,857,854
3.88%, 01/15/33 ............ EUR 678 788,481
6.75%, 07/15/35 ............ IDR 208,688,000 12,821,541
8.25%, 05/15/36 ............ 56,811,000 3,861,656
7.13%, 06/15/38 ............ 167,838,000 10,482,352
38,175,457
Ireland — 0.7%
Republic of Ireland, 2.60%, 10/18/34
(c)
EUR 95,043 105,780,780
Italy — 0.2%
Buoni Poliennali del Tesoro, 2.95%,
07/01/30
(c)
................ 25,610 29,531,059
Ivory Coast — 0.0%
Republic of Cote d'Ivoire
6.38%, 03/03/28
(c)
........... USD 602 605,762
5.88%, 10/17/31
(c)
........... EUR 1,587 1,759,582
8.08%, 04/01/36
(a)
........... USD 830 816,720
Security
Par (000)
Par (000) Value
Ivory Coast (continued)
8.25%, 01/30/37
(a)
........... USD 484 $ 477,108
3,659,172
Jordan — 0.0%
Hashemite Kingdom of Jordan, 7.50%,
01/13/29
(a)
................ 671 692,264
Kenya — 0.0%
Republic of Kenya, 9.75%, 02/16/31
(a)
852 877,560
Kyrgyzstan — 0.0%
Kyrgyz Republic International Bond,
7.75%, 06/03/30
(a)
........... 830 830,000
Latvia — 0.0%
Latvia Government Bond, 5.13%,
07/30/34
(a)
................ 1,414 1,422,102
Malaysia — 0.1%
Malaysia Government Bond
4.64%, 11/07/33 ............ MYR 38,367 9,779,672
3.83%, 07/05/34 ............ 22,197 5,360,640
4.46%, 03/31/53 ............ 4,379 1,116,183
16,256,495
Mexico — 0.3%
Eagle Funding Luxco Sarl, 5.50%,
08/17/30
(a)
................ USD 2,190 2,204,016
Mex Bonos Desarr Fix Rt
7.00%, 09/03/26 ............ MXN 2,746 14,409,899
3.75%, 01/11/28 ............ USD 989 968,913
8.50%, 03/01/29 ............ MXN 1,049 5,542,423
7.50%, 05/26/33 ............ 3,388 16,316,840
6.35%, 02/09/35 ............ USD 1,238 1,257,654
6.63%, 01/29/38 ............ 620 623,875
7.75%, 11/13/42 ............ MXN 374 1,629,687
6.40%, 05/07/54 ............ USD 777 710,178
7.38%, 05/13/55 ............ 2,859 2,944,138
46,607,623
Montenegro — 0.0%
Republic of Montenegro, 2.88%,
12/16/27
(c)
................ EUR 663 738,881
Morocco — 0.0%
Kingdom of Morocco
(a)
5.95%, 03/08/28 ............ USD 550 565,163
4.75%, 04/02/35 ............ EUR 1,355 1,555,991
2,121,154
Nigeria — 0.0%
Federal Republic of Nigeria
8.38%, 03/24/29
(a)
........... USD 539 552,981
10.38%, 12/09/34
(a)
.......... 847 909,204
7.63%, 11/28/47
(c)
........... 784 638,223
2,100,408
North Macedonia — 0.0%
Republic of North Macedonia, 6.96%,
03/13/27
(c)
................ EUR 538 643,436
Oman — 0.0%
Oman Government Bond, 6.75%,
01/17/48
(c)
................ USD 1,646 1,767,804
Panama — 0.0%
Republic of Panama
7.50%, 03/01/31 ............ 1,246 1,335,712
6.40%, 02/14/35 ............ 1,076 1,058,784

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Panama (continued)
8.00%, 03/01/38 ............ USD 526 $ 569,066
2,963,562
Paraguay — 0.0%
Republic of Paraguay
(c)
2.74%, 01/29/33 ............ 812 692,108
5.60%, 03/13/48 ............ 482 433,800
1,125,908
Peru — 0.1%
Republic of Peru
2.78%, 01/23/31 ............ 1,351 1,213,877
1.86%, 12/01/32 ............ 1,287 1,031,685
6.85%, 08/12/35
(a)
........... PEN 14,776 4,212,326
6,457,888
Philippines — 0.0%
Republic of Philippines
6.25%, 02/28/29 ............ PHP 199,950 3,442,184
6.38%, 04/28/35 ............ 140,220 2,415,881
5,858,065
Poland — 0.2%
Republic of Poland
5.75%, 04/25/29 ............ PLN 59,950 16,566,016
4.75%, 07/25/29 ............ 33,958 9,065,917
4.88%, 10/04/33 ............ USD 581 577,805
5.00%, 10/25/34 ............ PLN 19,310 5,012,263
2.00%, 08/25/36 ............ 6,293 1,499,483
5.50%, 04/04/53 ............ USD 889 831,437
33,552,921
Republic of Turkiye — 0.0%
Republic of Turkiye (The)
31.08%, 11/08/28 ........... TRY 44,060 1,018,477
30.00%, 09/12/29 ........... 25,810 583,105
7.13%, 02/12/32 ............ USD 1,442 1,457,501
3,059,083
Romania — 0.0%
Romania Government Bond
5.25%, 11/25/27
(a)
........... 722 724,549
2.12%, 07/16/31
(c)
........... EUR 874 851,538
5.88%, 07/11/32
(a)
........... 606 712,660
6.25%, 09/10/34
(a)
........... 1,375 1,626,522
6.75%, 07/11/39
(a)
........... 591 691,906
4,607,175
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia
4.50%, 04/17/30
(c)
........... USD 1,688 1,690,633
5.00%, 01/18/53
(a)
........... 1,283 1,107,396
2,798,029
Serbia — 0.0%
Republic of Serbia
6.50%, 09/26/33
(c)
........... 669 707,901
6.00%, 06/12/34
(a)
........... 784 797,963
1,505,864
South Africa — 0.4%
Republic of South Africa
8.00%, 01/31/30 ............ ZAR 665,925 36,281,190
7.00%, 02/28/31 ............ 260,799 13,366,519
7.10%, 11/19/36
(a)
........... USD 843 836,888
8.50%, 01/31/37 ............ ZAR 54,749 2,672,739
5.00%, 10/12/46 ............ USD 920 641,700
5.75%, 09/30/49 ............ 1,509 1,128,777
Security
Par (000)
Par (000) Value
South Africa (continued)
7.95%, 11/19/54
(a)
........... USD 1,080 $ 1,028,160
55,955,973
Spain — 0.3%
Bonos y Obligaciones del Estado
2.70%, 01/31/30 ............ EUR 28,680 32,981,251
3.15%, 04/30/35
(a)(c)
.......... 7,243 8,228,836
41,210,087
Sri Lanka — 0.0%
Sri Lanka Government Bond, 3.60%,
06/15/35
(c)(r)
................ USD 500 355,000
Thailand — 0.1%
Kingdom of Thailand
2.50%, 11/17/29 ............ THB 504,035 16,152,486
4.00%, 06/17/55 ............ 3,748 161,610
16,314,096
Trinidad and Tobago — 0.0%
Republic of Trinidad & Tobago, 6.40%,
06/26/34
(a)
................ USD 1,391 1,352,052
Ukraine — 0.0%
Ukraine Government Bond
(a)(r)
1.75%, 02/01/29 ............ 279 170,319
0.00%, 02/01/30 ............ 25 12,010
0.00%, 02/01/34 ............ 95 35,859
1.75%, 02/01/34 ............ 186 95,862
0.00%, 02/01/35 ............ 80 37,929
0.00%, 02/01/36 ............ 67 31,607
383,586
United Arab Emirates — 0.0%
United Arab Emirates Government
Bond, 3.90%, 09/09/50
(c)
....... 1,036 744,262
United Kingdom — 0.4%
U.K. Treasury Bonds, 4.38%, 03/07/30
(c)
GBP 50,234 67,365,547
Uruguay — 0.0%
Oriental Republic of Uruguay
9.75%, 07/20/33 ............ UYU 36,384 973,178
5.25%, 09/10/60 ............ USD 1,181 1,064,671
2,037,849
Uzbekistan — 0.0%
Republic of Uzbekistan
(a)
5.38%, 05/29/27 ............ EUR 782 913,435
7.85%, 10/12/28 ............ USD 524 556,908
1,470,343
Total Foreign Government Obligations — 3.9%
(Cost: $624,199,009) ............................. 637,046,379
Shares
Shares
Grantor Trust
iShares Bitcoin Trust ETF
(f)(h)(k) (l)
.... 1,000,808 66,373,586
Total Grantor Trust — 0.4%
(Cost: $ 47,231,355) .............................. 66,373,586

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Investment Companies
Health Care Select Sector SPDR Fund 60,010 $ 7,827,104
iShares AAA CLO Active ETF
(h)
.... 300,000 15,574,860
iShares Broad USD High Yield
Corporate Bond ETF
(g)(h)
....... 505,031 18,883,109
iShares China Large-Cap ETF
(g)(h)
... 1,311,729 49,111,134
iShares Core S&P Small-Cap ETF
(h)
. 76,782 8,467,519
iShares MSCI Brazil ETF
(g)(h)
...... 262,112 6,959,073
KraneShares CSI China Internet ETF 494,900 17,539,256
SPDR Blackstone Senior Loan ETF . 203,395 8,471,402
SPDR Gold Shares
(f)(k) (l)
.......... 806,889 244,455,092
SPDR S&P Homebuilders ETF
(g)
... 76,392 7,785,109
SPDR S&P Regional Banking ETF
(g)
. 103,519 6,217,351
VanEck JPMorgan EM Local Currency
Bond ETF ................. 531,633 13,221,713
VanEck Semiconductor ETF
(f)(g)
.... 40,169 11,600,004
Xtrackers Harvest CSI 300 China
A-Shares ETF, Class A ........ 2,883 81,848
Total Investment Companies — 2.6%
(Cost: $390,414,086) ............................. 416,194,574
Par (000)
Pa r (000)
Municipal Bonds
(a)
Arizona - 0.0%
Maricopa County Industrial
Development Authority , Series 2024,
RB, 7.38%, 10/01/29 ......... USD 3,435 3,544,274
Texas - 0.1%
Port of Beaumont Navigation District ,
Series 2024B, RB, 10.00%, 07/01/26 4,920 4,944,590
Total Municipal Bonds — 0.1%
(Cost: $8,355,000) .............................. 8,488,864
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.5%
United States — 0.5%
J.P. Morgan Mortgage Trust
(a)(b)
Series 2021-INV5, Class A2A,
2.50%, 12/25/51 .......... 14,682 11,859,796
Series 2021-INV7, Class A3A,
2.50%, 02/25/52 .......... 21,548 19,274,038
Series 2021-INV7, Class A4A,
2.50%, 02/25/52 .......... 10,574 7,018,024
MCM Trust
(d)
Series 2018-NPL2,  2.50%, 09/25/31 9,906 9,514,681
Series 2021-VFN1,  0.00%, 09/25/31 10,262 7,227,793
TVC DSCR, Series 2021-1, Class A,
2.38%, 02/01/51
(a)(d)
.......... 13,172 12,083,376
TVC Holding, Series 2021-1,  2.38%,
02/01/51
(d)
................ 6,340 5,432,218
72,409,926
Commercial Mortgage-Backed Securities — 2.1%
Cayman Islands — 0.0%
MF1 Multifamily Housing Mortgage
Loan Trust, Series 2021-W10, Class
F, (1-mo. CME Term SOFR at 3.37%
Floor + 3.37%), 7.71%, 12/15/34
(a)(b)
4,602 4,503,564
Security
Par (000)
Par (000) Value
United States — 2.1%
1211 Avenue of the Americas Trust,
Series 2015-1211, Class D, 4.14%,
08/10/35
(a)(b)
............... USD 4,330 $ 4,004,167
Arbor Multifamily Mortgage Securities
Trust, Series 2020-MF1, Class E,
1.75%, 05/15/53
(a)
........... 1,650 1,314,341
BAHA Trust, Series 2024-MAR, Class
C, 7.52%, 12/10/41
(a)(b)
........ 5,180 5,330,991
BAMLL Trust, Series 2025-ASHF, Class
E, (1-mo. CME Term SOFR at 5.25%
Floor + 5.25%), 9.59%, 02/15/42
(a)(b)
7,688 7,736,334
Bayview Commercial Asset Trust
(a)(b)
Series 2005-3A, Class M6, (1-mo.
CME Term SOFR at 0.00% Floor
+ 1.16%), 5.52%, 11/25/35 ... 227 243,082
Series 2006-3A, Class M1, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.62%), 4.98%, 10/25/36 ... 215 204,427
BBCMS Mortgage Trust, Series 2018-
TALL, Class C, (1-mo. CME Term
SOFR at 1.27% Floor + 1.32%),
5.66%, 03/15/37
(a)(b)
.......... 4,880 4,442,231
BHMS
(a)(b)
Series 2018-ATLS, Class A, (1-mo.
CME Term SOFR at 1.50% Floor
+ 1.55%), 5.89%, 07/15/35 ... 6,720 6,718,786
Series 2018-ATLS, Class C, (1-mo.
CME Term SOFR at 2.15% Floor
+ 2.20%), 6.54%, 07/15/35 ... 1,583 1,578,683
BMP, Series 2024-MF23, Class E,
(1-mo. CME Term SOFR at 3.39%
Floor + 3.39%), 7.73%, 06/15/41
(a)(b)
2,352 2,348,253
BWAY Mortgage Trust, Series 2013-
1515, Class D, 3.63%, 03/10/33
(a)
. 3,735 3,368,334
BX Commercial Mortgage Trust
(a)
Series 2020-VIV4, Class A, 2.84%,
03/09/44 ............... 1,425 1,299,945
Series 2021-NWM, Class A, (1-mo.
CME Term SOFR at 0.91% Floor
+ 1.02%), 5.37%, 02/15/33
(b)
.. 18,808 18,699,892
Series 2021-NWM, Class B, (1-mo.
CME Term SOFR at 2.15% Floor
+ 2.26%), 6.61%, 02/15/33
(b)
.. 11,028 10,978,945
Series 2021-NWM, Class C, (1-mo.
CME Term SOFR at 4.25% Floor
+ 4.36%), 8.71%, 02/15/33
(b)
.. 7,282 7,269,076
Series 2021-SOAR, Class G, (1-mo.
CME Term SOFR at 2.80% Floor
+ 2.91%), 7.26%, 06/15/38
(b)
.. 8,070 8,072,960
Series 2021-XL2, Class A, (1-mo.
CME Term SOFR at 0.69% Floor
+ 0.80%), 5.14%, 10/15/38
(b)
.. 902 901,968
Series 2021-XL2, Class F, (1-mo.
CME Term SOFR at 2.24% Floor
+ 2.36%), 6.70%, 10/15/38
(b)
.. 11,484 11,483,500
Series 2024-BRBK, Class C, (1-mo.
CME Term SOFR at 4.87% Floor
+ 4.87%), 9.21%, 10/15/41
(b)
.. 2,000 2,006,214
Series 2024-BRBK, Class D, (1-mo.
CME Term SOFR at 5.97% Floor
+ 5.97%), 10.31%, 10/15/41
(b)
. 2,573 2,582,594
Series 2024-GPA3, Class B, (1-mo.
CME Term SOFR at 1.64% Floor
+ 1.64%), 5.98%, 12/15/39
(b)
.. 9,450 9,470,954

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2024-KING, Class A, (1-mo.
CME Term SOFR at 1.54% Floor
+ 1.54%), 5.88%, 05/15/34
(b)
.. USD 3,020 $ 3,021,181
Series 2024-XL5, Class A, (1-mo.
CME Term SOFR at 1.39% Floor
+ 1.39%), 5.73%, 03/15/41
(b)
.. 4,507 4,516,362
BX Trust
(a)(b)
Series 2019-OC11, Class D, 3.94%,
12/09/41 ............... 8,408 7,836,157
Series 2019-OC11, Class E, 3.94%,
12/09/41 ............... 11,784 10,763,461
Series 2024-CNYN, Class A, (1-mo.
CME Term SOFR at 1.44% Floor
+ 1.44%), 5.78%, 04/15/41 ... 5,014 5,029,215
Series 2024-VLT4, Class E, (1-mo.
CME Term SOFR at 2.89% Floor
+ 2.89%), 7.23%, 07/15/29 ... 2,571 2,561,359
Series 2024-VLT4, Class F, (1-mo.
CME Term SOFR at 3.94% Floor
+ 3.94%), 8.28%, 07/15/29 ... 6,427 6,370,065
Series 2025-ROIC, Class E, (1-mo.
CME Term SOFR at 2.94% Floor
+ 2.94%), 7.28%, 03/15/30 ... 4,536 4,451,532
CD Mortgage Trust, Series 2017-CD6,
Class B, 3.91%, 11/13/50
(b)
..... 864 816,382
CFSP Mortgage Trust, Series 2024-
AHP1, Class A, 6.50%, 04/15/37 . 5,098 4,876,483
Commercial Mortgage Trust, Series
2024-WCL1, Class E, (1-mo. CME
Term SOFR at 4.49% Floor +
4.49%), 8.83%, 06/15/41
(a)(b)
.... 3,030 3,005,387
CONE Trust, Series 2024-DFW1, Class
E, (1-mo. CME Term SOFR at 3.89%
Floor + 3.89%), 8.23%, 08/15/41
(a)(b)
2,960 2,937,962
CSAIL Commercial Mortgage Trust,
Series 2016-C5, Class C, 4.61%,
11/15/48
(b)
................ 640 628,720
CSMC Trust
(a)(b)
Series 2020-FACT, Class E, (1-mo.
CME Term SOFR at 4.86% Floor
+ 5.48%), 9.82%, 10/15/37 ... 1,103 1,023,561
Series 2022-LION, Class A, (1-mo.
CME Term SOFR at 3.59% Floor
+ 3.44%), 7.78%, 02/15/27
(d)
.. 11,900 11,790,119
DBGS, Series 2024-SBL, Class A,
(1-mo. CME Term SOFR at 1.88%
Floor + 1.88%), 6.22%, 08/15/34
(a)(b)
1,300 1,301,219
ELM Trust, Series 2024-ELM, Class
E10, 7.79%, 06/10/39
(a)(b)
...... 5,730 5,737,460
ELP Commercial Mortgage Trust,
Series 2021-ELP, Class F, (1-mo.
CME Term SOFR at 2.67% Floor +
2.78%), 7.12%, 11/15/38
(a)(b)
.... 6,539 6,534,433
Extended Stay America Trust
(a)(b)
Series 2021-ESH, Class D, (1-mo.
CME Term SOFR at 2.25% Floor
+ 2.36%), 6.71%, 07/15/38 ... 12,234 12,249,034
Series 2021-ESH, Class E, (1-mo.
CME Term SOFR at 2.85% Floor
+ 2.96%), 7.31%, 07/15/38 ... 7,805 7,837,031
GS Mortgage Securities Corp. Trust
(a)(b)
Series 2021-DM, Class E, (1-mo.
CME Term SOFR at 2.94% Floor
+ 3.05%), 7.39%, 11/15/36 ... 8,556 8,461,534
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-IP, Class A, (1-mo. CME
Term SOFR at 0.95% Floor +
1.06%), 5.41%, 10/15/36 .... USD 1,493 $ 1,492,395
Series 2021-ROSS, Class A, (1-mo.
CME Term SOFR at 1.15% Floor
+ 1.41%), 5.76%, 05/15/26 ... 1,480 1,393,050
Series 2025-800D, Class A, (1-mo.
CME Term SOFR at 2.65% Floor
+ 2.65%), 7.00%, 11/25/41 ... 9,085 9,102,139
GS Mortgage Securities Trust, Series
2020-GC47, Class AS, 2.73%,
05/12/53 ................. 4,426 3,919,882
HILT Commercial Mortgage Trust
(a)(b)
Series 2024-ORL, Class A, (1-mo.
CME Term SOFR at 1.54% Floor
+ 1.54%), 5.88%, 05/15/37 ... 5,135 5,138,209
Series 2024-ORL, Class D, (1-mo.
CME Term SOFR at 3.19% Floor
+ 3.19%), 7.53%, 05/15/37 ... 5,979 5,971,541
Hudson Yards Mortgage Trust, Series
2016-10HY, Class E, 2.98%,
08/10/38
(a)(b)
............... 897 862,889
J.P. Morgan Chase Commercial
Mortgage Securities Trust
(a)(b)
Series 2018-WPT, Class DFL, (1-
mo. CME Term SOFR at 2.25%
Floor + 2.49%), 6.82%, 07/05/33 1,253 853,242
Series 2021-MHC, Class E, (1-mo.
CME Term SOFR at 2.45% Floor
+ 2.81%), 7.16%, 04/15/38 ... 7,106 7,112,662
Series 2021-MHC, Class F, (1-mo.
CME Term SOFR at 2.95% Floor
+ 3.31%), 7.66%, 04/15/38 ... 3,330 3,333,122
Series 2022-OPO, Class C, 3.45%,
01/05/39 ............... 3,082 2,620,618
JW Commercial Mortgage Trust, Series
2024-MRCO, Class D, (1-mo.
CME Term SOFR at 3.19% Floor +
3.19%), 7.53%, 06/15/39
(a)(b)
.... 2,120 2,131,286
KSL Commercial Mortgage Trust,
Series 2024-HT2, Class A, (1-mo.
CME Term SOFR at 1.54% Floor +
1.54%), 5.88%, 12/15/39
(a)(b)
.... 3,900 3,898,781
LBA Trust, Series 2024-BOLT, Class F,
(1-mo. CME Term SOFR at 4.44%
Floor + 4.44%), 8.78%, 06/15/39
(a)(b)
929 925,260
LoanCore 2025 Issuer LLC, Series
2025-CRE8, Class A, (1-mo. CME
Term SOFR at 1.39% Floor +
1.39%), 5.73%, 08/17/42
(a)(b)
.... 5,220 5,220,743
MCR Mortgage Trust, Series 2024-
TWA, Class E, 8.73%, 06/12/39
(a)
. 1,974 1,986,994
MHC Commercial Mortgage Trust
(a)(b)
Series 2021-MHC, Class E, (1-mo.
CME Term SOFR at 2.10% Floor
+ 2.22%), 6.56%, 04/15/38 ... 7,877 7,886,646
Series 2021-MHC, Class F, (1-mo.
CME Term SOFR at 2.60% Floor
+ 2.72%), 7.06%, 04/15/38 ... 902 902,445
MHP Commercial Mortgage Trust,
Series 2021-STOR, Class G, (1-mo.
CME Term SOFR at 2.75% Floor +
2.86%), 7.21%, 07/15/38
(a)(b)
.... 3,936 3,938,460
Morgan Stanley Capital I Trust, Series
2018-MP, Class A, 4.28%, 07/11/40
(a)
(b)
...................... 2,110 1,983,487

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
PKHL Commercial Mortgage Trust,
Series 2021-MF, Class F, (1-mo.
CME Term SOFR at 3.35% Floor +
3.46%), 7.81%, 07/15/38
(a)(b)
.... USD 929 $ 233,613
PRM5 Trust, Series 2025-PRM5, Class
D, 5.62%, 03/10/33
(a)(b)
........ 5,600 5,535,862
SCG Commercial Mortgage Trust,
Series 2025-DLFN, Class E, (1-mo.
CME Term SOFR at 2.95% Floor +
2.95%), 7.29%, 03/15/35
(a)(b)
.... 2,965 2,947,108
SREIT Trust
(a)(b)
Series 2021-MFP, Class A, (1-mo.
CME Term SOFR at 0.73% Floor
+ 0.85%), 5.19%, 11/15/38 ... 1,346 1,346,251
Series 2021-MFP, Class F, (1-mo.
CME Term SOFR at 2.63% Floor
+ 2.74%), 7.08%, 11/15/38 ... 8,244 8,244,134
Series 2021-MFP2, Class F, (1-mo.
CME Term SOFR at 2.62% Floor
+ 2.73%), 7.07%, 11/15/36 ... 2,325 2,324,274
STWD Trust, Series 2021-FLWR, Class
E, (1-mo. CME Term SOFR at 1.92%
Floor + 2.04%), 6.38%, 07/15/36
(a)(b)
2,632 2,631,177
UBS Commercial Mortgage Trust,
Series 2019-C17, Class A4, 2.92%,
10/15/52 ................. 1,175 1,091,357
VEGAS, Series 2024-GCS, Class C,
6.22%, 07/10/36
(a)(b)
.......... 6,220 6,088,556
VEGAS Trust, Series 2024-GCS, Class
D, 6.22%, 07/10/36
(a)(b)
........ 7,010 6,582,182
VNDO Trust, Series 2016-350P, Class
D, 3.90%, 01/10/35
(a)(b)
........ 2,150 2,089,735
Wells Fargo Commercial Mortgage
Trust
(a)(b)
Series 2018-1745, Class A, 3.75%,
06/15/36 ............... 1,376 1,248,177
Series 2024-1CHI, Class A, 5.31%,
07/15/35 ............... 2,620 2,633,601
335,474,212
Interest Only Commercial Mortgage-Backed Securities — 0.0%
United States — 0.0%
(b)
Benchmark Mortgage Trust, Series
2021-B23, Class XA, 1.26%,
02/15/54 ................. 54,040 2,643,188
GS Mortgage Securities Trust, Series
2020-GSA2, Class XA, 1.66%,
12/12/53
(a)
................ 2,072 137,503
Wells Fargo Commercial Mortgage
Trust
Series 2020-C58, Class XA, 1.79%,
07/15/53 ............... 29,466 2,071,169
Series 2021-C59, Class XA, 1.49%,
04/15/54 ............... 24,402 1,476,676
6,328,536
Total Non-Agency Mortgage-Backed Securities — 2.6%
(Cost: $437,839,556) ............................. 418,716,238
Security
Shares
Shares Value
Preferred Securities
Preferred Stocks — 3.1%
Brazil — 0.2%
Banco Bradesco SA (Preference) ... 1,627,600 $ 4,505,326
Gerdau SA (Preference) ......... 938,986 2,818,861
Neon Payments Ltd.
(d)(f)
.......... 39,435 16,087,903
23,412,090
China — 0.4%
ByteDance Ltd., Series E-1, (Acquired
01/26/24, cost $33,821,714)
(d)(f)(j)
.. 308,665 71,622,627
Finland — 0.0%
Aiven OY, Series D
(d)(f)
........... 86,562 4,611,158
Germany — 0.0%
(d)(f)
Caresyntax, Inc., Series C-2 ...... 75,157 275,074
Caresyntax, Inc., Series C-3 ...... 9,724 35,590
Volocopter GmbH, (Acquired 03/03/21,
cost $ 22,418,516)
(j)
.......... 4,218 —
310,664
India — 0.0%
Think & Learn Pvt Ltd., Series
F, (Acquired 12/11/20, cost
$13,030,114)
(d)(f)(j)
............ 4,047 —
Sweden — 0.0%
Volta Greentech AB, Series C,
(Acquired 02/22/22 , cost
$3,635,023)
(d)(f)(j)
............ 30,817 —
United Kingdom — 0.1%
10x Future Technologies Services Ltd.,
Series D, (Acquired 12/19/23, cost
$21,869,474)
(d)(f)(j)
............ 637,808 8,962,297
United States — 2.4%
Anduril Engineering LLC, Series F
(d)(f)
306,011 12,509,730
Breeze Aviation Group, Inc., Series
B, (Acquired 07/30/21, cost
$10,090,875)
(d)(f)(j)
............ 18,683 2,780,778
Bright Machines, Inc., Series C, Series
C
(d)(f)
.................... 927,532 315,361
Bright Machines, Inc., Series C-1,
Series C-1
(d)(f)
.............. 1,932,080 251,170
CoreWeave, Inc., 10.00%
(d)
....... 9,812,000 22,861,960
Databricks, Inc., Series F, (Acquired
06/03/24, cost $11,769,837)
(d)(f)(j)
.. 822,138 94,455,435
Databricks, Inc., Series G, (Acquired
02/01/21, cost $13,141,188)
(d)(f)(j)
.. 222,270 25,536,600
Davidson Homes, Inc., 12.00%
(d)
... 33,520 35,202,034
Dream Finders Homes, Inc.
(Preference), 9.00%
(d)
........ 38,156 37,774,440
FLYR, Inc.
(d)(f)
................ 2,491,076 6,252,601
HawkEye 360, Inc., Series D1
(d)(f)
... 561,818 8,073,325
Insightful Corp., Series D
(d)(f)
....... 6,123,315 1,350,803
JumpCloud, Inc., Series E-1, (Acquired
10/30/20, cost $11,778,091)
(d)(f)(j)
.. 6,458,349 15,241,703
JumpCloud, Inc., Series F, (Acquired
09/03/21, cost $2,543,928)
(d)(f)(j)
.. 424,788 1,002,500
Lessen Holdings, Inc., Series B
(d)(f)
.. 259,727 275,311
Lessen Holdings, Inc., Series BX, Class
E
(d)(f)
.................... 841,086 656,047
Loadsmart, Inc., Series C, (Acquired
10/05/20, cost $10,694,460)
(d)(f)(j)
.. 1,250,814 7,592,441
Loadsmart, Inc., Series D, (Acquired
01/27/22, cost $2,628,040)
(d)(f)(j)
.. 131,402 1,237,807

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
MNTN, Inc., Series D, (Acquired
11/05/21, cost $7,559,970)
(f)(j)
.... 329,191 $ 9,270,019
Mythic AI, Inc., Series C, (Acquired
01/26/21, cost $6,129,221)
(d)(f)(j)
.. 8,922 —
Noodle, Inc., Series C, (Acquired
08/26/21, cost $9,816,152)
(d)(f)(j)
.. 1,099,886 1,495,845
PsiQuantum Corp., Series D, (Acquired
05/21/21, cost $ 5,269,814)
(d)(f)(j)
.. 200,937 8,192,201
RapidSOS, Inc., Series C-1
(d)(f)
..... 5,162,136 5,781,592
SambaNova Systems, Inc., Series
C, (Acquired 06/03/24, cost
$11,739,901)
(d)(f)(j)
............ 220,503 9,805,769
SambaNova Systems, Inc., Series
D, (Acquired 06/03/24, cost
$6,878,356)
(d)(f)(j)
............ 72,390 3,828,707
SCI PH Parent, Inc., (Acquired
02/10/23, cost $3,949,000),
12.50%
(d)(j)
................ 3,949 5,138,755
Snorkel AI, Inc., Series C, (Acquired
06/30/21, cost $3,799,839)
(d)(f)(j)
.. 252,991 2,413,534
Ursa Major Technologies, Inc., Series
C, (Acquired 09/13/21, cost
$9,742,600)
(d)(f)(j)
............ 1,633,349 6,272,060
Ursa Major Technologies, Inc., Series
D, (Acquired 10/14/22, cost
$1,326,170)
(d)(f)(j)
............ 200,098 796,390
Verge Genomics
(d)(f)
............ 1,907,212 305,154
Veritas Newco
(d)(f)
.............. 36,275 816,187
Veritas Newco, Series G-1
(d)(f)
...... 25,062 563,895
Versa Networks, Inc., Series
E, (Acquired 10/14/22, cost
$5,641,940), 12.00%
(d)(j)
....... 1,933,359 9,937,465
Wells Fargo & Co., Series L, 7.50%
(n)(q)
5,825 6,899,945
x.AI, Inc., Series C, Class E
(d)(f)
..... 1,161,348 42,458,883
387,346,447
Total Preferred Stocks — 3.1%
(Cost: $450,433,205) ............................. 496,265,283
Trust Preferreds — 0.1%
United States — 0.1%
Citigroup Capital XIII,
10.94%, 10/30/40
(b)
.......... 437,061 12,880,188
Total Trust Preferreds — 0.1%
(Cost: $10,967,132) .............................. 12,880,188
Total Preferred Securities — 3.2%
(Cost: $461,400,337) ............................. 509,145,471
Par (000)
Pa r (000)
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp.
STACR Trust Variable Rate Notes,
Series 2022-DNA1, Class B1,
(SOFR 30 day Average at 0.00%
Floor + 3.40%), 7.75%, 01/25/42
(a)(b)
USD 2,121 2,182,050
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities — 0.0%
Federal National Mortgage Association
ACES Variable Rate Notes,
Series 2018-M13, Class A2,
3.74%, 09/25/30
(b)
........... USD 1,592 $ 1,547,645
Interest Only Commercial Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates Variable Rate Notes
(b)
Series K105, Class X1,
1.52% ,  01/25/30 ........ 11,653 655,808
Series K109, Class X1,
1.57% ,  04/25/30 ........ 14,823 884,919
Series K110, Class X1,
1.64% ,  04/25/30 ........ 8,114 500,522
Series K116, Class X1,
1.41% ,  07/25/30 ........ 7,644 425,668
Series K120, Class X1,
1.03% ,  10/25/30 ........ 49,355 2,093,690
Series KL06, Class XFX,
1.36% ,  12/25/29 ........ 8,322 406,349
Series KW09, Class X1,
0.78% ,  05/25/29 ........ 54,232 1,162,175
6,129,131
Mortgage-Backed Securities — 0.7%
Uniform Mortgage-Backed Securities,
3.50%, 08/25/55
(t)
........... 126,286 112,802,223
Total U.S. Government Sponsored Agency Securities
—
0.8%
(Cost: $123,011,078) ............................. 122,661,049
U.S. Treasury Obligations
U.S. Treasury Notes
4.13%, 02/28/27
(u)
........... 8,495 8,508,142
3.75%, 04/30/27
(u)
........... 20,000 19,921,094
3.88%, 05/31/27
(u)
........... 5,000 4,991,406
4.00%, 03/31/30
(u)
........... 10,000 10,023,047
Total U.S. Treasury Obligations — 0.3%
(Cost: $43,548,767) .............................. 43,443,689
Shares
Shares
Warrants
Brazil — 0.0%
Lavoro Ltd. ( Issued/Exercisable
12/27/22, 1 Share for 1 Warrant,
Expires 12/27/27, Strike Price USD
11.50)
(f)
.................. 95,675 3,865
Israel — 0.0%
Deep Instinct Ltd., Series D, (Acquired
09/20/22, cost $0) (Issued/
Exercisable 09/20/22, 1 Share for 1
Warrant, Expires 09/20/32)
(d)(f)(j)
.. 109,339 1,094
United Kingdom — 0.0%
10x Future Technologies Services Ltd.,
(Acquired 12/19/23, cost $0) (Issued/
Exercisable 12/19/23, 1 Share for
1 Warrant, Expires 11/17/30 , Strike
Price GBP 0.01)
(d)(f)(j)
.......... 768,436 558,159

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States — 0.1%
(f)
Cirkul, Inc. (Issued/Exercisable
05/01/25, 1 Share for 1 Warrant,
Expires 04/25/35, Strike Price USD
35.41)
(d)
.................. 18,391 $ 84,599
Cirkul, Inc. ( Issued/Exercisable
05/01/25, 1 Share for 1 Warrant,
Expires 04/25/35, Strike Price USD
0.01)
(d)
................... 17,931 244,937
Crown PropTech Acquisitions (Issued/
Exercisable 02/05/21, 1 Share for
1 Warrant, Expires 02/01/26, Strike
Price USD 11.50)
(d)
.......... 271,336 69,625
Crown PropTech Acquisitions (Issued/
Exercisable 01/25/21, 1 Share for
1 Warrant, Expires 12/31/27, Strike
Price USD 11.50)
(d)
.......... 162,368 16
Davidson Homes, Inc. (Issued/
Exercisable 05/16/24, 1 Share for
1 Warrant, Expires 05/16/34 , Strike
Price USD 8.47)
(d)
........... 232,643 1,132,971
EVgo, Inc. (Issued/Exercisable
11/10/20, 1 Share for 1 Warrant,
Expires 07/01/26, Strike Price USD
11.50) ................... 146,070 27,753
Flagstar Financial, Inc., (Acquired
03/07/24, cost $0) (Issued/
Exercisable 03/11/24, 1 Share for
1 Warrant, Expires 03/11/31, Strike
Price USD 2.50)
(d)(j)
.......... 1,717 3,571,824
FLYR, Inc. (Issued/Exercisable
12/29/23, 1 Share for 1 Warrant,
Expires 12/29/33, Strike Price USD
3.95)
(d)
................... 35,428 56,331
Green Plains, Inc. (Issued/Exercisable
02/05/21, 1 Share for 1 Warrant,
Expires 12/31/29, Strike Price USD
0.01) .................... 1,464,976 334,894
HawkEye 360, Inc. (Issued/Exercisable
07/07/23, 1 Share for 1 Warrant,
Expires 07/07/33, Strike Price USD
0.01)
(d)
................... 171,990 1,700,981
HawkEye 360, Inc. (Issued/Exercisable
07/07/23, 1 Share for 1 Warrant,
Expires 07/07/33, Strike Price USD
11.17)
(d)
.................. 27,300 165,711
HawkEye 360, Inc. (Issued/Exercisable
07/07/23, 1 Share for 1 Warrant,
Expires 07/07/33 , Strike Price USD
0.01)
(d)
................... 68,250 674,993
Hippo Holdings, Inc. (Issued/
Exercisable 01/04/21, 1 Share for
1 Warrant, Expires 08/02/26, Strike
Price USD 11.50) ............ 123,393 1,148
Insight M, Inc. (Issued/Exercisable
01/31/24, 1 Share for 1 Warrant, ,
Strike Price USD 0.34)
(d)
....... 6,344,820 592,606
Latch, Inc. (Issued/Exercisable
12/29/20, 1 Share for 1 Warrant,
Expires 06/04/26, Strike Price USD
11.50)
(d)
.................. 111,795 11
Offerpad Solutions, Inc. ( Issued/
Exercisable 10/13/20, 1 Share for
1 Warrant, Expires 09/01/26, Strike
Price USD 11.50) ............ 226,443 10,167
Security
Shares
Shares Value
United States (continued)
Palladyne AI Corp. (Issued/Exercisable
12/21/20, 1 Share for 1 Warrant,
Expires 09/24/26, Strike Price USD
11.50) ................... 254,485 $ 85,252
Palladyne AI Corp. (Issued/Exercisable
01/15/21, 1 Share for 1 Warrant,
Expires 06/15/27, Strike Price USD
69.00) ................... 92,406 30,956
RapidSOS, Inc. (Issued/Exercisable
12/13/23, 1 Share for 1 Warrant,
Expires 12/13/33, Strike Price USD
0.01)
(d)
................... 2,862,231 3,177,076
Sonder Corp. (Issued/Exercisable
12/30/24, 1 Share for 1 Warrant,
Expires 12/30/29, Strike Price USD
0.01)
(d)
................... 61,404 128,948
Sonder Corp. (Issued/Exercisable
04/11/25, 1 Share for 1 Warrant,
Expires 04/11/30, Strike Price USD
1.00)
(d)
................... 612,553 845,324
Versa Networks, Inc., Series E,
(Acquired 10/14/22, cost $0) (Issued/
Exercisable 10/14/22, 1 Share for
1 Warrant, Expires 10/07/32, Strike
Price USD 0.01)
(d)(j)
.......... 238,291 962,696
Volato Group, Inc., (Acquired 12/03/23 ,
cost $181,758) (Issued/Exercisable
12/04/23, 1 Share for 1 Warrant,
Expires 12/03/28, Strike Price USD
11.50)
(j)
.................. 181,758 3,108
13,901,927
Total Warrants — 0.1%
(Cost: $2,553,478) .............................. 14,465,045
Total Long-Term Investments — 100.5%
(Cost: $12,732,932,208) ........................... 16,219,322,280
Par (000)
Pa r (000)
Short-Term Securities
Foreign Government Obligations — 0.1%
Brazil — 0.1%
Letras do Tesouro Nacional Treasury
Bills, 15.86%, 01/01/26
(v)
....... BRL 22 3,779,216
Egypt — 0.0%
Arab Republic of Egypt Treasury Bills
(v)
27.11%, 11/18/25 ............ EGP 39,875 755,281
27.54%, 11/25/25 ........... 17,950 339,823
26.85%, 12/16/25 ........... 131,575 2,443,971
Total Foreign Government Obligations — 0.1%
(Cost: $7,020,326) .............................. 7,318,291

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Money Market Funds — 0.9%
(h)(w)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 4.44%
(x)
....... 119,560,222 $ 119,608,046
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 4.20% ...... 32,402,693 32,402,693
Total Money Market Funds — 0.9%
(Cost: $ 152,010,739) ............................. 152,010,739
Total Short-Term Securities — 1.0%
(Cost: $159,031,065) ............................. 159,329,030
Security
Shares
Shares Value
Total Options Purchased — 0.3%
(Cost: $85,575,097 ) .............................. $ 42,546,017
Total Investments Before Options Written — 101.8%
(Cost: $12,977,538,370) ........................... 16,421,197,327
Total Options Written — (0.4)%
(Premiums Received — $(67,360,624)) ................ (63,949,582)
Total Investments Net of Options Written — 101.4%
(Cost: $12,910,177,746) ........................... 16,357,247,745
Liabilities in Excess of Other Assets — (1.4)% ............ (221,540,009)
Net Assets — 100.0% .............................. $ 16,135,707,736
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Zero-coupon bond.
(f)
Non-income producing security.
(g)
All or a portion of this security is on loan.
(h)
Affiliate of the Fund.
(i)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(j)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $518,432,107, representing 3.21% of its net assets as of period end, and an original cost of $438,831,308.
(k)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(l)
All or a portion of the security is held by a wholly-owned subsidiary.
(m)
Investment does not issue shares.
(n)
Convertible security.
(o)
Issuer filed for bankruptcy and/or is in default.
(p)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(q)
Perpetual security with no stated maturity date.
(r)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(s)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(t)
Represents or includes a TBA transaction.
(u)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(v)
Rates are discount rates or a range of discount rates as of period end.
(w)
Annualized 7-day yield as of period end.
(x)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock Global Allocation Fund, Inc.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/25
Par/Shares
Held at
07/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 64,383,441 $ 55,223,865
(a)
$ — $ 4,365 $ (3,625) $ 119,608,046 119,560,222 $ 132,598
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 146,947,412 — (114,544,719)
(a)
— — 32,402,693 32,402,693 2,266,386 —
iShares 0-5 Year TIPS Bond
ETF
(c)
.............. 19,749,974 — (19,490,457) 666,919 (926,436) — — 99,917 —
iShares AAA CLO Active ETF . 15,498,000 — — — 76,860 15,574,860 300,000 210,440 —
iShares Bitcoin Trust ETF ... 38,705,495 17,241,892 — — 10,426,199 66,373,586 1,000,808 — —
iShares Broad USD High Yield
Corporate Bond ETF .... 18,484,135 — — — 398,974 18,883,109 505,031 315,013 —
iShares China Large-Cap ETF 15,990,961 73,472,946 (41,965,605) 334,461 1,278,371 49,111,134 1,311,729 246,175 —
iShares Core S&P Small-Cap
ETF ................ 7,688,182 — — — 779,337 8,467,519 76,782 29,826 —
iShares iBoxx $ High Yield
Corporate Bond ETF
(c)
... — 37,526,791 (37,948,913) 422,122 — — — — —
iShares MSCI Brazil ETF ... 7,087,508 — — — (128,435) 6,959,073 262,112 135,037 —
Quintis Australia Pty. Ltd.,
7.50%, 10/01/26 ....... 10,855,729 — — — (230,972) 10,624,757 92,389,186 14,196 —
Quintis Australia Pty. Ltd.,
12.00%, 10/01/28 ...... 8 — — — — 8 82,684,528 — —
Quintis HoldCo Pty. Ltd. .... 280 — — — 1 281 43,735,802 1,200 —
$ 1,427,867 $ 11,670,274 $ 328,005,066 $ 3,450 ,7 88 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock Global Allocation Fund, Inc.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
CBOE Volatility Index ....................................................... 561 08/20/25 $ 10,074 $ (1,665,685)
IFSC NIFTY 50 Index ....................................................... 1,247 08/28/25 61,654 (550,706)
CME Bitcoin
(a)
............................................................ 11 08/29/25 6,459 (35,650)
Euro-Bobl ............................................................... 3,728 09/08/25 498,913 (3,664,166)
Euro-BTP ............................................................... 624 09/08/25 85,994 (5,347)
Euro-Bund .............................................................. 1,514 09/08/25 224,093 (2,170,375)
Euro-OAT ............................................................... 687 09/08/25 96,660 (1,115,184)
Euro-Schatz ............................................................. 513 09/08/25 62,671 (220,669)
OSE Nikkei 225 Index ....................................................... 1,063 09/11/25 287,228 19,560,121
Japan 10-Year Bond ........................................................ 130 09/12/25 118,991 (671,299)
Australia 10-Year Bond ...................................................... 2,586 09/15/25 189,101 263,806
EURO STOXX 50 Index ..................................................... 285 09/19/25 17,368 128,037
EURO STOXX Bank Index .................................................... 5,315 09/19/25 66,644 5,957,738
Russell 2000 E-Mini Index .................................................... 326 09/19/25 36,189 187,865
U.S. Treasury Long Bond ..................................................... 924 09/19/25 105,480 2,560,876
U.S. Treasury Ultra Bond ..................................................... 6,087 09/19/25 713,320 4,620,486
Long Gilt ................................................................ 672 09/26/25 81,790 830,914
U.S. Treasury 5-Year Note .................................................... 6,471 09/30/25 700,132 (1,943,640)
CBOE Volatility Index ....................................................... 2 10/22/25 42 (2,483)
CBOE Volatility Index ....................................................... 14 12/17/25 299 1,338
CBOE Volatility Index ....................................................... 6 02/18/26 133 (1,958)
3-mo. SOFR ............................................................. 363 03/17/26 87,102 (9,576)
CBOE Volatility Index ....................................................... 12 03/18/26 267 314
22,054,757
Short Contracts
Euro-Buxl ............................................................... 83 09/08/25 11,118 304,065
CBOE Volatility Index ....................................................... 12 09/17/25 238 17,872
FTSE 100 Index ........................................................... 73 09/19/25 8,767 (244,560)
Nasdaq-100 E-Mini Index ..................................................... 1,258 09/19/25 587,863 (35,500,621)
S&P 500 E-Mini Index ....................................................... 1,411 09/19/25 449,703 3,861,632
U.S. Treasury 10-Year Note ................................................... 9,678 09/19/25 1,075,014 (7,269,573)
U.S. Treasury 10-Year Ultra Note ............................................... 14,539 09/19/25 1,644,270 (24,622,489)
CME Bitcoin
(a)
............................................................ 10 09/26/25 5,909 37,651
U.S. Treasury 2-Year Note .................................................... 6,543 09/30/25 1,354,503 3,322,864
CBOE Volatility Index ....................................................... 4 11/19/25 85 (525)
CBOE Volatility Index ....................................................... 6 01/21/26 132 1,632
(60,092,052)
$ (38,037,295)
(a)
All or a portion of the security is held by a wholly-owned subsidiary.
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 20,194,689 BRL 112,101,123 BNP Paribas SA 08/04/25 $ 175,023
USD 5,382,000 BRL 29,887,456 Citibank NA 08/04/25 44,525
USD 13,383,869 BRL 74,655,610 Goldman Sachs International 08/04/25 51,439
USD 35,230,000 HKD 273,226,265 HSBC Bank plc 08/15/25 384,801
USD 5,003,435 AUD 7,667,877 Natwest Markets plc 08/28/25 73,472
USD 1,558,000 CAD 2,125,883 BNP Paribas SA 08/28/25 21,823
USD 1,056,000 CHF 837,983 BNP Paribas SA 08/28/25 21,109
USD 2,685,985 GBP 1,992,000 Societe Generale SA 08/28/25 54,625
USD 4,049,853 JPY 605,383,446 Barclays Bank plc 08/28/25 24,218

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock Global Allocation Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 4,433,000 KRW 6,153,004,000 Citibank NA 08/28/25 $ 17,672
USD 130,000 NOK 1,320,368 State Street Bank and Trust Co. 08/28/25 2,270
USD 2,333,000 PEN 8,316,655 Deutsche Bank AG 08/28/25 19,803
USD 1,777,000 PLN 6,513,211 BNP Paribas SA 08/28/25 39,762
USD 2,302,600 SGD 2,944,475 Barclays Bank plc 08/28/25 30,493
TRY 353,169,694 USD 8,405,200 UBS AG 08/29/25 95,717
USD 19,909,268 BRL 112,101,124 Goldman Sachs International 09/03/25 52,370
USD 2,646,000 BRL 14,882,427 Morgan Stanley & Co. International plc 09/03/25 9,819
NGN 1,625,781,696 USD 1,023,792 Citibank NA 09/04/25 22,058
NGN 841,590,750 USD 510,055 Morgan Stanley & Co. International plc 09/04/25 31,332
NGN 1,172,649,800 USD 690,200 Morgan Stanley & Co. International plc 09/04/25 64,154
USD 1,451,050 TWD 41,616,114 Citibank NA 09/10/25 55,858
BRL 361,037,362 EUR 55,185,082 Goldman Sachs International 09/17/25 563,040
CHF 343,781,041 USD 423,311,023 BNP Paribas SA 09/17/25 2,353,590
HUF 6,627,631,263 USD 18,798,058 Citibank NA 09/17/25 67,706
MXN 1,217,858,348 EUR 54,983,013 JPMorgan Chase Bank NA 09/17/25 1,301,636
MXN 467,077,857 USD 24,370,000 Citibank NA 09/17/25 267,327
TRY 358,935,661 USD 8,405,200 Barclays Bank plc 09/17/25 88,607
USD 1,069,413 CAD 1,449,968 HSBC Bank plc 09/17/25 20,629
USD 31,868,746 CAD 43,379,578 Toronto Dominion Bank 09/17/25 491,615
USD 149,430,583 EUR 127,889,345 Bank of America NA 09/17/25 3,038,787
USD 7,583,632 EUR 6,504,837 Barclays Bank plc 09/17/25 137,705
USD 95,558,511 EUR 83,100,000 BNP Paribas SA 09/17/25 435,980
USD 33,251,120 EUR 28,257,461 Goldman Sachs International 09/17/25 905,498
USD 8,808,741 EUR 7,483,901 JPMorgan Chase Bank NA 09/17/25 242,103
USD 80,716,181 EUR 69,021,036 Morgan Stanley & Co. International plc 09/17/25 1,709,494
USD 16,638,050 EUR 14,155,477 Natwest Markets plc 09/17/25 434,623
USD 82,413,681 EUR 70,964,883 Royal Bank of Canada 09/17/25 1,181,920
USD 31,511,410 EUR 26,716,968 UBS AG 09/17/25 929,152
USD 299,457,645 GBP 221,691,667 Citibank NA 09/17/25 6,549,466
USD 41,984,764 GBP 31,069,883 UBS AG 09/17/25 933,952
USD 161,939,848 HKD 1,261,972,941 UBS AG 09/17/25 521,041
USD 335,515 IDR 5,473,333,891 BNP Paribas SA 09/17/25 4,258
USD 3,346,715 INR 287,641,801 JPMorgan Chase Bank NA 09/17/25 67,909
USD 82,534,000 JPY 12,021,242,168 Deutsche Bank AG 09/17/25 2,408,730
USD 13,110,286 JPY 1,886,207,641 JPMorgan Chase Bank NA 09/17/25 538,133
USD 2,074,900 JPY 303,739,216 JPMorgan Chase Bank NA 09/17/25 50,385
USD 32,641,000 JPY 4,642,751,388 Morgan Stanley & Co. International plc 09/17/25 1,695,637
USD 16,520,725 MXN 309,157,283 Morgan Stanley & Co. International plc 09/17/25 213,360
USD 74,227,981 NOK 750,389,956 JPMorgan Chase Bank NA 09/17/25 1,625,843
USD 3,685,382 CNY 26,365,480 Bank of America NA 09/22/25 14,006
USD 20,510,709 COP 83,694,972,320 Citibank NA 09/22/25 620,431
USD 16,838,151 CZK 357,214,300 Bank of America NA 09/22/25 230,112
USD 1,765,214 EUR 1,516,195 HSBC Bank plc 09/22/25 29,053
USD 3,715,288 HUF 1,283,647,381 Natwest Markets plc 09/22/25 62,277
USD 34,918,994 IDR 570,506,536,842 Citibank NA 09/22/25 396,502
USD 38,417,681 MXN 727,111,632 Goldman Sachs International 09/22/25 85,956
USD 13,840,609 MYR 58,711,588 Morgan Stanley & Co. International plc 09/22/25 64,470
USD 8,299,539 PEN 29,553,000 Societe Generale SA 09/22/25 85,580
USD 6,004,385 PHP 342,944,637 UBS AG 09/22/25 122,533
USD 35,302,492 PLN 129,658,074 Natwest Markets plc 09/22/25 733,172
USD 16,148,431 THB 524,178,051 Citibank NA 09/22/25 43,470
USD 53,261,630 ZAR 957,383,117 Barclays Bank plc 09/22/25 890,353
MXN 60,217,111 JPY 449,990,427 Citibank NA 09/26/25 170,528
MXN 17,204,889 JPY 128,546,328 Morgan Stanley & Co. International plc 09/26/25 48,871
USD 722,575 EUR 612,946 Natwest Markets plc 10/16/25 19,586
USD 776,307 EUR 660,079 Toronto Dominion Bank 10/16/25 19,260
USD 10,688,277 EUR 9,088,290 UBS AG 10/16/25 264,889
TRY 520,703,716 USD 11,903,432 Societe Generale SA 10/24/25 6,037
EGP 105,671,805 USD 1,950,384 Citibank NA 11/20/25 107,716
34,085,271
BRL 69,653,472 USD 12,547,869 BNP Paribas SA 08/04/25 (108,749)

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock Global Allocation Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
BRL 34,684,618 USD 6,218,000 Citibank NA 08/04/25 $ (23,820)
BRL 112,101,124 USD 20,061,046 Goldman Sachs International 08/04/25 (41,379)
HKD 272,646,030 USD 35,230,000 BNP Paribas SA 08/15/25 (458,799)
CLP 2,528,898,344 USD 2,631,172 Morgan Stanley & Co. International plc 08/28/25 (30,944)
CNY 150,535,535 USD 21,038,385 Natwest Markets plc 08/28/25 (121,253)
COP 22,789,229,664 USD 5,665,017 Societe Generale SA 08/28/25 (232,999)
CZK 307,589,479 USD 14,628,964 UBS AG 08/28/25 (338,723)
EUR 3,353,000 USD 3,952,949 Barclays Bank plc 08/28/25 (120,226)
EUR 1,379,700 USD 1,592,922 BNP Paribas SA 08/28/25 (15,825)
EUR 181,405 USD 212,745 UBS AG 08/28/25 (5,386)
HUF 2,912,970,334 USD 8,522,069 HSBC Bank plc 08/28/25 (221,558)
IDR 386,335,460,163 USD 23,647,159 Citibank NA 08/28/25 (249,138)
INR 2,040,309,074 USD 23,596,936 Citibank NA 08/28/25 (314,396)
JPY 516,230,853 USD 3,521,853 Morgan Stanley & Co. International plc 08/28/25 (89,059)
KRW 6,127,636,202 USD 4,433,000 Goldman Sachs International 08/28/25 (35,876)
MXN 305,912,327 USD 16,333,930 State Street Bank and Trust Co. 08/28/25 (161,317)
MYR 110,963,057 USD 26,287,088 Credit Agricole Corporate & Investment Bank SA 08/28/25 (276,318)
NOK 1,320,104 USD 130,000 Goldman Sachs International 08/28/25 (2,295)
PLN 56,365,315 USD 15,472,458 Natwest Markets plc 08/28/25 (438,407)
RON 14,893,837 USD 3,428,017 Goldman Sachs International 08/28/25 (84,358)
SGD 2,943,393 USD 2,302,600 Morgan Stanley & Co. International plc 08/28/25 (31,328)
THB 752,700,231 USD 23,409,662 Morgan Stanley & Co. International plc 08/28/25 (332,180)
ZAR 263,261,814 USD 14,931,061 State Street Bank and Trust Co. 08/28/25 (503,626)
USD 2,321,000 TRY 100,172,039 Barclays Bank plc 09/02/25 (80,946)
BRL 60,331,141 USD 10,714,869 Goldman Sachs International 09/03/25 (28,185)
TWD 42,334,384 USD 1,451,050 Societe Generale SA 09/10/25 (31,778)
AUD 356,399,306 USD 232,763,923 Royal Bank of Canada 09/17/25 (3,527,224)
BRL 227,885,770 USD 41,209,000 Morgan Stanley & Co. International plc 09/17/25 (981,509)
CAD 1,470,405 USD 1,069,413 JPMorgan Chase Bank NA 09/17/25 (5,846)
CAD 392,258,929 USD 288,078,717 Societe Generale SA 09/17/25 (4,351,661)
CNY 1,890,794,558 USD 264,947,041 Societe Generale SA 09/17/25 (1,770,642)
DKK 451,742,987 USD 69,676,612 HSBC Bank plc 09/17/25 (367,808)
DKK 53,898,451 USD 8,310,657 Morgan Stanley & Co. International plc 09/17/25 (41,271)
EUR 79,293,414 CHF 74,062,237 Barclays Bank plc 09/17/25 (937,544)
EUR 123,611,370 USD 144,921,686 Bank of America NA 09/17/25 (3,426,783)
EUR 11,610,704 USD 13,492,118 Barclays Bank plc 09/17/25 (201,629)
EUR 228,873,187 USD 263,186,292 BNP Paribas SA 09/17/25 (1,200,770)
EUR 21,459,295 USD 25,286,346 Citibank NA 09/17/25 (722,417)
EUR 45,101,967 USD 52,731,163 HSBC Bank plc 09/17/25 (1,104,048)
EUR 22,833,671 USD 26,650,582 JPMorgan Chase Bank NA 09/17/25 (513,439)
EUR 12,658,285 USD 14,888,004 Natwest Markets plc 09/17/25 (398,376)
EUR 23,318,826 USD 27,419,110 State Street Bank and Trust Co. 09/17/25 (726,621)
EUR 7,120,146 USD 8,297,811 UBS AG 09/17/25 (147,554)
EUR 7,464,775 USD 8,683,393 Wells Fargo Bank NA 09/17/25 (138,648)
GBP 28,683,608 EUR 33,719,925 JPMorgan Chase Bank NA 09/17/25 (700,404)
GBP 16,971,247 USD 22,768,064 Bank of New York Mellon 09/17/25 (344,952)
GBP 42,843,269 USD 57,872,019 Citibank NA 09/17/25 (1,265,724)
GBP 16,746,058 USD 22,525,495 HSBC Bank plc 09/17/25 (399,913)
GBP 31,824,917 USD 43,325,309 State Street Bank and Trust Co. 09/17/25 (1,276,916)
GBP 16,196,669 USD 21,760,921 UBS AG 09/17/25 (361,214)
HKD 67,151,847 USD 8,618,520 Bank of New York Mellon 09/17/25 (29,135)
HKD 79,382,155 USD 10,154,053 Standard Chartered Bank 09/17/25 (291)
JPY 15,962,663,751 EUR 96,837,813 Deutsche Bank AG 09/17/25 (4,451,814)
JPY 156,276,530,721 USD 1,089,885,511 BNP Paribas SA 09/17/25 (48,254,456)
JPY 203,918,667 USD 1,362,000 HSBC Bank plc 09/17/25 (2,819)
JPY 1,619,737,196 USD 11,114,973 JPMorgan Chase Bank NA 09/17/25 (318,927)
JPY 1,946,324,015 USD 13,570,682 Royal Bank of Canada 09/17/25 (597,835)
KRW 109,123,529,624 USD 80,326,367 Morgan Stanley & Co. International plc 09/17/25 (1,914,345)
NOK 902,085,988 CHF 72,480,575 Barclays Bank plc 09/17/25 (2,465,263)
NZD 15,081,861 USD 9,144,193 Natwest Markets plc 09/17/25 (244,943)
PLN 113,668,465 USD 30,439,029 Citibank NA 09/17/25 (130,571)
SEK 600,898,821 USD 62,976,736 JPMorgan Chase Bank NA 09/17/25 (1,411,311)
SGD 44,742,757 USD 34,970,578 Bank of America NA 09/17/25 (388,961)

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock Global Allocation Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
TWD 2,444,810,699 USD 83,220,516 Morgan Stanley & Co. International plc 09/17/25 $ (1,177,236)
USD 37,442,503 BRL 213,201,356 Goldman Sachs International 09/17/25 (192,825)
USD 19,650,241 MXN 378,392,893 Barclays Bank plc 09/17/25 (309,150)
ZAR 764,331,572 EUR 37,286,153 JPMorgan Chase Bank NA 09/17/25 (854,295)
ZAR 342,836,064 USD 19,225,303 State Street Bank and Trust Co. 09/17/25 (464,405)
PEN 15,274,392 USD 4,278,781 Citibank NA 09/22/25 (33,417)
USD 1,346,465 UYU 54,747,248 Citibank NA 09/22/25 (16,254)
USD 638,100 TRY 28,721,455 Barclays Bank plc 09/26/25 (36,183)
USD 1,418,000 TRY 65,844,830 UBS AG 09/26/25 (127,814)
USD 874,821 EGP 44,878,320 Citibank NA 10/02/25 (19,631)
EUR 198,532 USD 231,718 BNP Paribas SA 10/16/25 (4,021)
EUR 321,697 USD 378,333 Morgan Stanley & Co. International plc 10/16/25 (9,378)
USD 1,986,500 TRY 92,896,145 Barclays Bank plc 10/24/25 (138,209)
ARS 1,555,227,718 USD 1,055,107 Citibank NA 01/26/26 (65,346)
ARS 1,058,519,677 USD 710,893 JPMorgan Chase Bank NA 01/26/26 (37,241)
(92,987,857)
$ (58,902,586)
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
USD Currency ................ One-Touch Standard Chartered Bank 08/29/25 TWD 34.60 TWD 34.60 USD 393 $ 77
EUR Currency ................ Up and Out
Merrill Lynch International
& Co. 09/26/25 USD 1.18 USD 1.25 EUR 49,080 107,239
USD Currency ................ One-Touch HSBC Bank plc 09/29/25 CNH 7.50 CNH 7.50 USD 421 2,777
EUR Currency ................ Double Knock Out HSBC Bank plc 10/29/25 USD 1.17 USD  1.12 - 1.22 EUR 25,723 48,929
159,022
Put
USD Currency ................ Down and Out Barclays Bank plc 08/07/25 JPY 144.00 JPY 136.00 USD 3,870 104
USD Currency ................ Down and Out UBS AG 08/07/25 JPY 144.00 JPY 136.00 USD 8,600 230
334
$ 159,356
$ –
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Broadcom, Inc. ............................. 380 08/01/25 USD 300.00 USD 11,161 $ 28,690
Invesco QQQ Trust, Series 1 .................... 400 08/01/25 USD 571.00 USD 22,600 14,800
NVIDIA Corp. .............................. 118 08/01/25 USD 167.50 USD 2,099 130,095
NVIDIA Corp. .............................. 2,376 08/01/25 USD 180.00 USD 42,262 182,952
SPDR S&P 500 ETF Trust ...................... 78 08/01/25 USD 640.00 USD 4,930 1,599
SPDR S&P 500 ETF Trust ...................... 10,600 08/01/25 USD 643.00 USD 670,005 90,100
SPDR S&P Retail ETF ........................ 2,502 08/01/25 USD 83.00 USD 19,631 626,751
SPDR S&P Retail ETF ........................ 2,502 08/01/25 USD 82.50 USD 19,631 863,190
Broadcom, Inc. ............................. 460 08/08/25 USD 305.00 USD 13,510 117,300
NVIDIA Corp. .............................. 804 08/08/25 USD 180.00 USD 14,301 237,984
SPDR S&P 500 ETF Trust ...................... 78 08/08/25 USD 642.00 USD 4,930 7,878
SPDR S&P 500 ETF Trust ...................... 2,810 08/08/25 USD 645.00 USD 177,614 141,905
SPDR S&P 500 ETF Trust ...................... 9,348 08/08/25 USD 640.00 USD 590,868 1,406,874
SPDR S&P Regional Banking ETF ................ 10,000 08/08/25 USD 65.00 USD 60,060 60,000
Alphabet, Inc. .............................. 286 08/15/25 USD 190.00 USD 5,516 185,185
Amazon.com, Inc. ........................... 328 08/15/25 USD 230.00 USD 7,679 352,600

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock Global Allocation Fund, Inc.

Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Apollo Global Management, Inc. .................. 85 08/15/25 USD 160.00 USD 1,235 $ 9,350
Apple, Inc. ................................ 302 08/15/25 USD 215.00 USD 6,269 101,170
Apple, Inc. ................................ 999 08/15/25 USD 220.00 USD 20,736 206,294
Bank of America Corp. ........................ 597 08/15/25 USD 48.00 USD 2,822 34,328
Boeing Co. (The) ............................ 137 08/15/25 USD 240.00 USD 3,039 9,453
Broadcom, Inc. ............................. 147 08/15/25 USD 290.00 USD 4,317 170,152
Cameco Corp. .............................. 195 08/15/25 USD 80.00 USD 1,461 14,625
Capital One Financial Corp. ..................... 156 08/15/25 USD 230.00 USD 3,354 10,920
Chevron Corp. ............................. 76 08/15/25 USD 155.00 USD 1,152 13,756
Cisco Systems, Inc. .......................... 270 08/15/25 USD 70.00 USD 1,838 31,725
Costco Wholesale Corp. ....................... 30 08/15/25 USD 975.00 USD 2,819 12,975
CyberArk Software Ltd. ........................ 36 08/15/25 USD 390.00 USD 1,481 92,160
DR Horton, Inc. ............................. 46 08/15/25 USD 135.00 USD 657 41,399
Eli Lilly & Co. .............................. 146 08/15/25 USD 820.00 USD 10,805 95,265
EQT Corp. ................................ 237 08/15/25 USD 60.00 USD 1,274 3,911
EURO STOXX Bank Index ..................... 3,802 08/15/25 EUR 210.00 EUR 41,772 2,305,010
Freeport-McMoRan, Inc. ....................... 291 08/15/25 USD 45.00 USD 1,171 3,929
Hilton Worldwide Holdings, Inc. .................. 30 08/15/25 USD 280.00 USD 804 3,375
Home Depot, Inc. (The) ....................... 65 08/15/25 USD 365.00 USD 2,389 57,525
Intuit, Inc. ................................. 21 08/15/25 USD 770.00 USD 1,649 50,085
Intuitive Surgical, Inc. ......................... 30 08/15/25 USD 530.00 USD 1,443 1,650
JPMorgan Chase & Co. ....................... 96 08/15/25 USD 295.00 USD 2,844 57,360
Live Nation Entertainment, Inc. .................. 102 08/15/25 USD 155.00 USD 1,507 24,990
Mastercard, Inc. ............................ 36 08/15/25 USD 565.00 USD 2,039 38,610
Meta Platforms, Inc. .......................... 55 08/15/25 USD 715.00 USD 4,254 344,575
Micron Technology, Inc. ....................... 124 08/15/25 USD 115.00 USD 1,353 21,700
Microsoft Corp. ............................. 175 08/15/25 USD 530.00 USD 9,336 195,125
Netflix, Inc. ................................ 143 08/15/25 USD 1,320.00 USD 16,579 10,868
NVIDIA Corp. .............................. 532 08/15/25 USD 180.00 USD 9,463 224,770
Paramount Global ........................... 563 08/15/25 USD 14.00 USD 708 19,987
Progressive Corp. (The) ....................... 102 08/15/25 USD 250.00 USD 2,469 17,595
Sabre Corp. ............................... 934 08/15/25 USD 4.00 USD 283 7,005
Salesforce, Inc. ............................. 89 08/15/25 USD 270.00 USD 2,299 18,423
SPDR Gold Shares
(a)
......................... 1,759 08/15/25 USD 315.00 USD 53,291 110,816
SPDR Gold Shares
(a)
......................... 4,999 08/15/25 USD 310.00 USD 151,450 722,356
SPDR Gold Shares
(a)
......................... 7,505 08/15/25 USD 320.00 USD 227,371 206,388
SPDR S&P Regional Banking ETF ................ 4,001 08/15/25 USD 64.00 USD 24,030 80,020
Stryker Corp. .............................. 59 08/15/25 USD 400.00 USD 2,317 44,250
Tesla, Inc. ................................. 171 08/15/25 USD 340.00 USD 5,271 45,828
TJX Cos., Inc. (The) .......................... 171 08/15/25 USD 125.00 USD 2,129 28,899
Trane Technologies plc ........................ 59 08/15/25 USD 460.00 USD 2,585 8,703
Valero Energy Corp. .......................... 46 08/15/25 USD 150.00 USD 632 1,679
Vertiv Holdings Co. .......................... 124 08/15/25 USD 140.00 USD 1,805 113,150
Vistra Corp. ............................... 85 08/15/25 USD 190.00 USD 1,773 193,375
Walmart, Inc. .............................. 357 08/15/25 USD 97.50 USD 3,498 71,222
Walmart, Inc. .............................. 2,061 08/15/25 USD 105.00 USD 20,194 18,549
Walt Disney Co. (The) ........................ 1,064 08/15/25 USD 125.00 USD 12,673 199,500
Wells Fargo & Co. ........................... 3,681 08/15/25 USD 85.00 USD 29,680 64,418
Williams Cos., Inc. (The) ....................... 255 08/15/25 USD 60.00 USD 1,529 41,438
Xerox Holdings Corp. ......................... 748 08/15/25 USD 7.00 USD 303 7,480
CBOE Volatility Index ......................... 1,141 08/20/25 USD 35.00 USD 1,908 33,089
U.S. Treasury 10-Year Note ..................... 48 08/22/25 USD 113.00 USD 4,800 4,500
U.S. Treasury 10-Year Note ..................... 71 08/22/25 USD 114.00 USD 7,100 3,328
U.S. Treasury 30-Year Bond .................... 131 08/22/25 USD 117.00 USD 13,100 38,891
iShares Russell 2000 ETF ...................... 3,499 08/29/25 USD 230.00 USD 76,765 628,071
Advanced Micro Devices, Inc. ................... 550 09/19/25 USD 155.00 USD 9,697 1,461,625
Alphabet, Inc. .............................. 730 09/19/25 USD 200.00 USD 14,079 388,725
Citigroup, Inc. .............................. 2,125 09/19/25 USD 100.00 USD 19,911 273,063
Freeport-McMoRan, Inc. ....................... 2,537 09/19/25 USD 48.00 USD 10,209 64,694
General Electric Co. .......................... 754 09/19/25 USD 270.00 USD 20,439 951,925
Hilton Worldwide Holdings, Inc. .................. 1,020 09/19/25 USD 290.00 USD 27,344 188,700
iShares China Large-Cap ETF ................... 19,952 09/19/25 USD 40.00 USD 74,700 1,097,360
iShares Russell 2000 ETF ...................... 5,001 09/19/25 USD 230.00 USD 109,717 1,527,806
Meta Platforms, Inc. .......................... 428 09/19/25 USD 820.00 USD 33,103 576,730

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock Global Allocation Fund, Inc.

Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Microsoft Corp. ............................. 300 09/19/25 USD 530.00 USD 16,005 $ 555,000
NRG Energy, Inc. ........................... 481 09/19/25 USD 180.00 USD 8,042 317,460
NVIDIA Corp. .............................. 820 09/19/25 USD 160.00 USD 14,585 1,845,000
NVIDIA Corp. .............................. 1,499 09/19/25 USD 190.00 USD 26,663 903,148
Paramount Global ........................... 937 09/19/25 USD 14.00 USD 1,178 46,849
Salesforce, Inc. ............................. 1,000 09/19/25 USD 280.00 USD 25,833 665,000
SPDR Gold Shares
(a)
......................... 4,750 09/19/25 USD 325.00 USD 143,906 622,250
SPDR S&P Regional Banking ETF ................ 2,694 09/19/25 USD 64.00 USD 16,180 285,564
SPDR S&P Regional Banking ETF ................ 7,978 09/19/25 USD 66.00 USD 47,916 434,801
Uber Technologies, Inc. ....................... 1,505 09/19/25 USD 100.00 USD 13,206 233,275
Walmart, Inc. .............................. 1,201 09/19/25 USD 100.00 USD 11,767 338,682
Walt Disney Co. (The) ........................ 547 09/19/25 USD 125.00 USD 6,515 163,280
Warner Bros Discovery, Inc. .................... 750 09/19/25 USD 14.00 USD 988 41,999
Wells Fargo & Co. ........................... 1,781 09/19/25 USD 85.00 USD 14,360 195,910
Alphabet, Inc. .............................. 542 10/17/25 USD 205.00 USD 10,453 302,165
ASML Holding NV ........................... 200 10/17/25 USD 840.00 USD 13,894 145,000
EURO STOXX Bank Index ..................... 3,939 10/17/25 EUR 225.00 EUR 43,277 1,365,413
Freeport-McMoRan, Inc. ....................... 2,046 10/17/25 USD 48.00 USD 8,233 112,530
Paramount Global ........................... 746 10/17/25 USD 15.00 USD 938 26,856
Sabre Corp. ............................... 751 10/17/25 USD 4.00 USD 228 7,510
Warner Bros Discovery, Inc. .................... 485 10/17/25 USD 15.00 USD 639 20,370
Wells Fargo & Co. ........................... 2,199 10/17/25 USD 85.00 USD 17,731 463,989
Informatica, Inc. ............................ 286 11/21/25 USD 35.00 USD 706 11,440
26,998,037
Put
Invesco QQQ Trust, Series 1 .................... 400 08/01/25 USD 571.00 USD 22,600 245,400
Invesco QQQ Trust, Series 1 .................... 7,003 08/01/25 USD 540.00 USD 395,677 45,520
iShares Russell 2000 ETF ...................... 387 08/01/25 USD 210.00 USD 8,490 1,935
Invesco QQQ Trust, Series 1 .................... 3,015 08/08/25 USD 545.00 USD 170,351 319,590
EURO STOXX Bank Index ..................... 618 08/15/25 EUR 180.00 EUR 6,790 1,763
iShares iBoxx $ High Yield Corporate Bond ETF ....... 2,002 08/15/25 USD 78.00 USD 16,092 11,011
iShares Russell 2000 ETF ...................... 417 08/15/25 USD 210.00 USD 9,149 57,755
iShares Russell 2000 ETF ...................... 485 08/15/25 USD 185.00 USD 10,640 6,305
iShares Russell 2000 ETF ...................... 582 08/15/25 USD 195.00 USD 12,768 14,550
Live Nation Entertainment, Inc. .................. 1,000 08/15/25 USD 145.00 USD 14,770 435,000
Netflix, Inc. ................................ 149 08/15/25 USD 950.00 USD 17,275 4,917
Oracle Corp. ............................... 1,499 08/15/25 USD 190.00 USD 38,040 27,732
VanEck Semiconductor ETF .................... 1,501 08/15/25 USD 275.00 USD 43,346 392,512
WTI Crude Oil
(a)
............................. 520 09/17/25 USD 65.00 USD 520 920,400
American Airlines Group, Inc. .................... 750 09/19/25 USD 8.00 USD 862 4,500
Dollar Tree, Inc. ............................. 2,001 09/19/25 USD 85.00 USD 22,721 60,030
EURO STOXX Bank Index ..................... 747 09/19/25 EUR 150.00 EUR 8,207 7,459
iShares Russell 2000 ETF ...................... 515 09/19/25 USD 190.00 USD 11,299 54,075
Rheinmetall AG ............................. 248 09/19/25 EUR 1,600.00 EUR 43,040 1,325,230
Rheinmetall AG ............................. 123 10/17/25 EUR 1,600.00 EUR 21,347 1,064,688
5,000,372
$ 31,998,409
(a)
All or a portion of the security is held by a wholly-owned subsidiary.
OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ........................... Royal Bank of Canada 08/07/25 MXN 19.40 USD 11,223 $ 4,751
USD Currency ........................... JPMorgan Chase Bank NA 08/14/25 THB 33.00 USD 4,449 13,066
USD Currency ........................... JPMorgan Chase Bank NA 08/19/25 MXN 19.10 USD 3,541 15,791
USD Currency ........................... Standard Chartered Bank 08/27/25 THB 32.60 USD 3,559 35,890
EUR Currency ........................... Morgan Stanley & Co. International plc 10/08/25 USD 1.20 EUR 128,753 303,857

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock Global Allocation Fund, Inc.

OTC Currency Options Purchased (continued)
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
USD Currency ........................... Barclays Bank plc 10/29/25 MXN 19.20 USD 5,310 $ 83,579
456,934
Put
USD Currency ........................... HSBC Bank plc 08/05/25 JPY 143.00 USD 25,948 44
USD Currency ........................... Citibank NA 08/06/25 CNH 7.05 USD 207,295 859
USD Currency ........................... HSBC Bank plc 08/14/25 BRL 5.52 USD 4,688 13,394
EUR Currency ........................... BNP Paribas SA 08/27/25 USD 1.15 EUR 4,599 60,227
EUR Currency ...........................
Credit Agricole Corporate &
Investment Bank SA 08/27/25 USD 1.17 EUR 3,057 73,961
USD Currency ........................... Goldman Sachs International 08/27/25 BRL 5.52 USD 3,558 16,631
USD Currency ........................... Deutsche Bank AG 10/08/25 JPY 142.00 USD 148,561 476,811
641,927
$ 1,098,861
OTC Credit Default Swaptions Purchased
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Put
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00%
Markit CDX North
American High Yield
Index Series 44.V1 Quarterly
Goldman Sachs
International 08/20/25 USD 104.00 USD 24,375 $ 12,175
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
Markit CDX North
American High Yield
Index Series 44.V1 Quarterly
Goldman Sachs
International 08/20/25 USD 105.50 USD 14,985 19,263
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
Markit CDX North
American High Yield
Index Series 44.V1 Quarterly
Goldman Sachs
International 08/20/25 USD 106.00 USD 16,825 31,506
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
Markit CDX North
American High Yield
Index Series 44.V1 Quarterly
Goldman Sachs
International 08/20/25 USD 107.00 USD 13,055 57,301
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
Markit CDX North
American High Yield
Index Series 44.V1 Quarterly
Goldman Sachs
International 08/20/25 USD 107.00 USD 16,780 73,650
$ 193,895
(a)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
3-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.50% Annual
JPMorgan Chase
Bank NA 08/18/25 3 .50 % USD 229,310 $ 286,666
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.80% Annual
JPMorgan Chase
Bank NA 10/30/25 3 .80 USD 78,497 898,382
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.65% Annual
Goldman Sachs
International 11/26/25 3 .65 USD 118,850 1,062,608
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.80% Annual
Morgan Stanley & Co.
International plc 01/14/26 3 .80 USD 34,550 726,967
1-Year Interest Rate Swap
(a)
. 1-day SONIA At Termination 3.50% At Termination
Morgan Stanley & Co.
International plc 04/22/26 3 .50 GBP 914,097 2,389,014

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock Global Allocation Fund, Inc.

OTC Interest Rate Swaptions Purchased (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
1-Year Interest Rate Swap
(a)
. 1-day SONIA At Termination 3.60% At Termination
Morgan Stanley & Co.
International plc 05/01/26 3 .60 % GBP 1,128,515 $ 3,731,859
$ 9,095,496
(a)
Forward settling swaption.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
NVIDIA Corp. ............................... 118 08/01/25 USD 175.00 USD 2,099 $ (42,480)
SPDR S&P 500 ETF Trust ....................... 78 08/01/25 USD 646.00 USD 4,930 (273)
SPDR S&P 500 ETF Trust ....................... 9,426 08/08/25 USD 650.00 USD 595,799 (117,826)
SPDR S&P Regional Banking ETF ................. 10,000 08/08/25 USD 68.00 USD 60,060 (2,130,001)
Alphabet, Inc. ............................... 646 08/15/25 USD 200.00 USD 12,459 (127,586)
Amazon.com, Inc. ............................ 218 08/15/25 USD 250.00 USD 5,104 (66,490)
Apple, Inc. ................................. 1,507 08/15/25 USD 230.00 USD 31,281 (102,476)
Bank of America Corp. ......................... 3,638 08/15/25 USD 50.00 USD 17,197 (47,294)
CyberArk Software Ltd. ......................... 49 08/15/25 USD 460.00 USD 2,016 (10,535)
Eli Lilly & Co. ............................... 146 08/15/25 USD 900.00 USD 10,805 (17,155)
JPMorgan Chase & Co. ........................ 802 08/15/25 USD 290.00 USD 23,758 (751,875)
Meta Platforms, Inc. ........................... 340 08/15/25 USD 780.00 USD 26,297 (495,550)
Micron Technology, Inc. ........................ 380 08/15/25 USD 125.00 USD 4,147 (15,010)
Netflix, Inc. ................................. 143 08/15/25 USD 1,500.00 USD 16,579 (2,216)
NVIDIA Corp. ............................... 1,437 08/15/25 USD 165.00 USD 25,560 (2,058,502)
Oracle Corp. ................................ 694 08/15/25 USD 200.00 USD 17,612 (3,742,395)
Oracle Corp. ................................ 1,499 08/15/25 USD 220.00 USD 38,040 (5,205,277)
SPDR Gold Shares
(a)
.......................... 1,759 08/15/25 USD 335.00 USD 53,291 (12,313)
SPDR Gold Shares
(a)
.......................... 4,999 08/15/25 USD 325.00 USD 151,450 (74,985)
SPDR Gold Shares
(a)
.......................... 7,505 08/15/25 USD 340.00 USD 227,371 (37,525)
Vertiv Holdings Co. ........................... 387 08/15/25 USD 145.00 USD 5,635 (243,810)
Vistra Corp. ................................ 217 08/15/25 USD 210.00 USD 4,525 (225,137)
Walmart, Inc. ............................... 2,061 08/15/25 USD 115.00 USD 20,194 (12,366)
Walt Disney Co. (The) ......................... 340 08/15/25 USD 130.00 USD 4,050 (28,900)
iShares Russell 2000 ETF ....................... 3,499 08/29/25 USD 245.00 USD 76,765 (64,732)
Air Products and Chemicals, Inc. .................. 74 09/19/25 USD 310.00 USD 2,130 (19,610)
Alphabet, Inc. ............................... 400 09/19/25 USD 205.00 USD 7,714 (146,000)
Alphabet, Inc. ............................... 844 09/19/25 USD 210.00 USD 16,277 (213,954)
Amazon.com, Inc. ............................ 456 09/19/25 USD 260.00 USD 10,675 (132,696)
Amazon.com, Inc. ............................ 817 09/19/25 USD 240.00 USD 19,127 (733,257)
Amazon.com, Inc. ............................ 1,090 09/19/25 USD 255.00 USD 25,518 (446,900)
Amazon.com, Inc. ............................ 1,555 09/19/25 USD 245.00 USD 36,404 (1,080,725)
Apollo Global Management, Inc. ................... 211 09/19/25 USD 160.00 USD 3,066 (50,640)
Apple, Inc. ................................. 421 09/19/25 USD 240.00 USD 8,739 (39,995)
Apple, Inc. ................................. 671 09/19/25 USD 230.00 USD 13,928 (141,245)
Boeing Co. (The) ............................. 331 09/19/25 USD 230.00 USD 7,343 (202,737)
Broadcom, Inc. .............................. 202 09/19/25 USD 340.00 USD 5,933 (99,990)
Broadcom, Inc. .............................. 357 09/19/25 USD 330.00 USD 10,485 (245,437)
Cameco Corp. ............................... 759 09/19/25 USD 90.00 USD 5,687 (58,443)
Chevron Corp. .............................. 105 09/19/25 USD 170.00 USD 1,592 (3,570)
Chevron Corp. .............................. 124 09/19/25 USD 160.00 USD 1,880 (40,363)
Chevron Corp. .............................. 184 09/19/25 USD 160.00 USD 2,790 (32,108)
Cisco Systems, Inc. ........................... 380 09/19/25 USD 75.00 USD 2,587 (18,810)
Crowdstrike Holdings, Inc. ....................... 227 09/19/25 USD 560.00 USD 10,319 (105,555)
CyberArk Software Ltd. ......................... 49 09/19/25 USD 440.00 USD 2,016 (57,575)
CyberArk Software Ltd. ......................... 67 09/19/25 USD 460.00 USD 2,757 (42,880)
CyberArk Software Ltd. ......................... 136 09/19/25 USD 450.00 USD 5,596 (125,800)
DR Horton, Inc. .............................. 63 09/19/25 USD 150.00 USD 900 (24,570)
Freeport-McMoRan, Inc. ........................ 1,141 09/19/25 USD 50.00 USD 4,591 (16,544)

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock Global Allocation Fund, Inc.

Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Hilton Worldwide Holdings, Inc. ................... 42 09/19/25 USD 310.00 USD 1,126 $ (3,780)
Home Depot, Inc. (The) ........................ 92 09/19/25 USD 385.00 USD 3,381 (60,490)
Intuit, Inc. .................................. 30 09/19/25 USD 840.00 USD 2,355 (41,700)
Intuit, Inc. .................................. 59 09/19/25 USD 860.00 USD 4,632 (56,935)
iShares China Large-Cap ETF .................... 19,952 09/19/25 USD 45.00 USD 74,700 (438,944)
iShares Russell 2000 ETF ....................... 5,001 09/19/25 USD 245.00 USD 109,717 (292,558)
JPMorgan Chase & Co. ........................ 135 09/19/25 USD 305.00 USD 3,999 (79,312)
Live Nation Entertainment, Inc. ................... 476 09/19/25 USD 170.00 USD 7,031 (46,410)
Mastercard, Inc. ............................. 49 09/19/25 USD 635.00 USD 2,776 (4,263)
Meta Platforms, Inc. ........................... 77 09/19/25 USD 805.00 USD 5,955 (144,182)
Meta Platforms, Inc. ........................... 752 09/19/25 USD 870.00 USD 58,163 (366,600)
Micron Technology, Inc. ........................ 175 09/19/25 USD 130.00 USD 1,910 (24,937)
Microsoft Corp. .............................. 245 09/19/25 USD 560.00 USD 13,071 (137,812)
Microsoft Corp. .............................. 436 09/19/25 USD 540.00 USD 23,261 (585,330)
Netflix, Inc. ................................. 65 09/19/25 USD 1,460.00 USD 7,536 (7,215)
NVIDIA Corp. ............................... 745 09/19/25 USD 200.00 USD 13,251 (253,300)
Oracle Corp. ................................ 369 09/19/25 USD 250.00 USD 9,364 (732,465)
Progressive Corp. (The) ........................ 141 09/19/25 USD 280.00 USD 3,413 (10,222)
Salesforce, Inc. .............................. 127 09/19/25 USD 290.00 USD 3,281 (55,562)
Salesforce, Inc. .............................. 1,142 09/19/25 USD 310.00 USD 29,501 (231,826)
SPDR S&P Regional Banking ETF ................. 7,978 09/19/25 USD 72.00 USD 47,916 (75,791)
Stryker Corp. ............................... 84 09/19/25 USD 440.00 USD 3,299 (12,600)
Tesla, Inc. .................................. 280 09/19/25 USD 400.00 USD 8,632 (73,920)
TJX Cos., Inc. (The) ........................... 240 09/19/25 USD 135.00 USD 2,989 (20,640)
Trane Technologies plc ......................... 63 09/19/25 USD 490.00 USD 2,760 (10,395)
Trane Technologies plc ......................... 160 09/19/25 USD 480.00 USD 7,009 (44,000)
Valero Energy Corp. ........................... 188 09/19/25 USD 155.00 USD 2,581 (21,714)
Vertiv Holdings Co. ........................... 175 09/19/25 USD 170.00 USD 2,548 (56,437)
Vistra Corp. ................................ 120 09/19/25 USD 230.00 USD 2,502 (107,400)
Vistra Corp. ................................ 552 09/19/25 USD 220.00 USD 11,511 (676,200)
Walmart, Inc. ............................... 498 09/19/25 USD 110.00 USD 4,879 (24,402)
Walt Disney Co. (The) ......................... 244 09/19/25 USD 135.00 USD 2,906 (20,740)
Wells Fargo & Co. ............................ 554 09/19/25 USD 90.00 USD 4,467 (15,235)
Williams Cos., Inc. (The) ........................ 358 09/19/25 USD 65.00 USD 2,146 (24,165)
NVIDIA Corp. ............................... 820 11/21/25 USD 200.00 USD 14,585 (674,450)
Alphabet, Inc. ............................... 508 12/19/25 USD 210.00 USD 9,797 (406,400)
Alphabet, Inc. ............................... 1,110 12/19/25 USD 220.00 USD 21,407 (582,750)
Amazon.com, Inc. ............................ 652 12/19/25 USD 260.00 USD 15,264 (583,540)
Amazon.com, Inc. ............................ 1,340 12/19/25 USD 270.00 USD 31,371 (854,250)
Apple, Inc. ................................. 540 12/19/25 USD 250.00 USD 11,209 (130,140)
Apple, Inc. ................................. 2,000 12/19/25 USD 240.00 USD 41,514 (785,000)
Bank of America Corp. ......................... 596 12/19/25 USD 52.50 USD 2,817 (58,408)
Boeing Co. (The) ............................. 136 12/19/25 USD 265.00 USD 3,017 (62,220)
Boeing Co. (The) ............................. 136 12/19/25 USD 260.00 USD 3,017 (72,420)
Broadcom, Inc. .............................. 146 12/19/25 USD 370.00 USD 4,288 (132,130)
Broadcom, Inc. .............................. 146 12/19/25 USD 350.00 USD 4,288 (190,895)
Broadcom, Inc. .............................. 600 12/19/25 USD 380.00 USD 17,622 (450,000)
Cameco Corp. ............................... 390 12/19/25 USD 100.00 USD 2,922 (72,345)
Capital One Financial Corp. ...................... 310 12/19/25 USD 250.00 USD 6,665 (136,400)
Cisco Systems, Inc. ........................... 540 12/19/25 USD 80.00 USD 3,676 (43,470)
Citigroup, Inc. ............................... 508 12/19/25 USD 100.00 USD 4,760 (199,391)
CRH plc ................................... 340 12/19/25 USD 110.00 USD 3,245 (70,551)
Delta Air Lines, Inc. ........................... 65 12/19/25 USD 70.00 USD 346 (6,110)
Eli Lilly & Co. ............................... 210 12/19/25 USD 1,000.00 USD 15,541 (184,800)
EQT Corp. ................................. 471 12/19/25 USD 65.00 USD 2,532 (69,238)
Intuit, Inc. .................................. 40 12/19/25 USD 880.00 USD 3,141 (96,800)
JPMorgan Chase & Co. ........................ 169 12/19/25 USD 325.00 USD 5,006 (114,076)
Mastercard, Inc. ............................. 160 12/19/25 USD 650.00 USD 9,064 (91,201)
Meta Platforms, Inc. ........................... 109 12/19/25 USD 860.00 USD 8,430 (334,085)
Meta Platforms, Inc. ........................... 290 12/19/25 USD 940.00 USD 22,430 (375,550)
Micron Technology, Inc. ........................ 146 12/19/25 USD 150.00 USD 1,593 (39,712)
Microsoft Corp. .............................. 1,076 12/19/25 USD 580.00 USD 57,405 (1,457,980)
Netflix, Inc. ................................. 21 12/19/25 USD 1,500.00 USD 2,435 (23,992)
NVIDIA Corp. ............................... 2,526 12/19/25 USD 220.00 USD 44,930 (1,338,780)

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock Global Allocation Fund, Inc.

Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Oracle Corp. ................................ 124 12/19/25 USD 280.00 USD 3,147 $ (224,440)
Oracle Corp. ................................ 2,118 12/19/25 USD 330.00 USD 53,748 (1,419,061)
Palantir Technologies, Inc. ....................... 16 12/19/25 USD 200.00 USD 253 (16,640)
Taiwan Semiconductor Manufacturing Co. Ltd. ......... 240 12/19/25 USD 270.00 USD 5,799 (266,400)
Tesla, Inc. .................................. 54 12/19/25 USD 500.00 USD 1,665 (29,970)
Tesla, Inc. .................................. 55 12/19/25 USD 460.00 USD 1,695 (43,862)
Trane Technologies plc ......................... 92 12/19/25 USD 500.00 USD 4,030 (72,681)
TransDigm Group, Inc. ......................... 20 12/19/25 USD 1,800.00 USD 3,217 (66,700)
United Airlines Holdings, Inc. ..................... 81 12/19/25 USD 115.00 USD 715 (20,533)
Valero Energy Corp. ........................... 149 12/19/25 USD 170.00 USD 2,046 (26,447)
Vertiv Holdings Co. ........................... 248 12/19/25 USD 180.00 USD 3,611 (212,041)
Vistra Corp. ................................ 169 12/19/25 USD 270.00 USD 3,524 (160,127)
Walmart, Inc. ............................... 354 12/19/25 USD 120.00 USD 3,468 (24,072)
Walt Disney Co. (The) ......................... 108 12/19/25 USD 145.00 USD 1,286 (15,120)
Walt Disney Co. (The) ......................... 109 12/19/25 USD 150.00 USD 1,298 (10,191)
Wells Fargo & Co. ............................ 331 12/19/25 USD 100.00 USD 2,669 (15,226)
(36,730,190)
Put
Invesco QQQ Trust, Series 1 ..................... 14,006 08/01/25 USD 515.00 USD 791,353 (28,012)
iShares Russell 2000 ETF ....................... 387 08/01/25 USD 195.00 USD 8,490 (774)
NVIDIA Corp. ............................... 118 08/01/25 USD 155.00 USD 2,099 (413)
Invesco QQQ Trust, Series 1 ..................... 4,478 08/08/25 USD 515.00 USD 253,011 (100,755)
SPDR S&P Regional Banking ETF ................. 5,000 08/08/25 USD 60.00 USD 30,030 (487,500)
Eli Lilly & Co. ............................... 146 08/15/25 USD 700.00 USD 10,805 (208,780)
Intuitive Surgical, Inc. .......................... 158 08/15/25 USD 465.00 USD 7,601 (66,360)
iShares Russell 2000 ETF ....................... 417 08/15/25 USD 190.00 USD 9,149 (7,089)
Live Nation Entertainment, Inc. ................... 1,499 08/15/25 USD 130.00 USD 22,140 (112,425)
Netflix, Inc. ................................. 143 08/15/25 USD 1,100.00 USD 16,579 (86,157)
SPDR Gold Shares
(a)
.......................... 1,252 08/15/25 USD 295.00 USD 37,931 (108,924)
SPDR Gold Shares
(a)
.......................... 3,752 08/15/25 USD 300.00 USD 113,671 (769,160)
VanEck Semiconductor ETF ..................... 1,501 08/15/25 USD 250.00 USD 43,346 (84,056)
Walt Disney Co. (The) ......................... 955 08/15/25 USD 110.00 USD 11,375 (97,887)
WTI Crude Oil
(a)
.............................. 520 09/17/25 USD 60.00 USD 520 (348,400)
Alphabet, Inc. ............................... 1,366 09/19/25 USD 170.00 USD 26,345 (202,851)
Dollar Tree, Inc. .............................. 2,001 09/19/25 USD 70.00 USD 22,721 (132,066)
Freeport-McMoRan, Inc. ........................ 1,903 09/19/25 USD 42.00 USD 7,658 (554,724)
General Electric Co. ........................... 754 09/19/25 USD 220.00 USD 20,439 (56,173)
Hilton Worldwide Holdings, Inc. ................... 1,020 09/19/25 USD 260.00 USD 27,344 (510,000)
iShares iBoxx $ Investment Grade Corporate Bond ETF ... 9,159 09/19/25 USD 105.00 USD 99,934 (4,396,320)
Microsoft Corp. .............................. 300 09/19/25 USD 470.00 USD 16,005 (59,250)
NRG Energy, Inc. ............................ 481 09/19/25 USD 140.00 USD 8,042 (117,845)
Rheinmetall AG .............................. 248 09/19/25 EUR 1,400.00 EUR 43,040 (496,696)
Salesforce, Inc. .............................. 1,000 09/19/25 USD 240.00 USD 25,833 (650,000)
SPDR Gold Shares
(a)
.......................... 4,750 09/19/25 USD 290.00 USD 143,906 (748,125)
SPDR S&P Regional Banking ETF ................. 2,694 09/19/25 USD 55.00 USD 16,180 (175,110)
Uber Technologies, Inc. ........................ 1,505 09/19/25 USD 85.00 USD 13,206 (556,850)
Walmart, Inc. ............................... 1,201 09/19/25 USD 90.00 USD 11,767 (123,102)
Walt Disney Co. (The) ......................... 547 09/19/25 USD 110.00 USD 6,515 (96,272)
Wells Fargo & Co. ............................ 1,781 09/19/25 USD 75.00 USD 14,360 (170,085)
Alphabet, Inc. ............................... 542 10/17/25 USD 165.00 USD 10,453 (99,457)
ASML Holding NV ............................ 301 10/17/25 USD 680.00 USD 20,911 (936,110)
EURO STOXX Bank Index ...................... 1,969 10/17/25 EUR 190.00 EUR 21,633 (221,893)
Freeport-McMoRan, Inc. ........................ 2,046 10/17/25 USD 40.00 USD 8,233 (464,442)
Freeport-McMoRan, Inc. ........................ 6,501 10/17/25 USD 35.00 USD 26,160 (458,320)
Rheinmetall AG .............................. 123 10/17/25 EUR 1,400.00 EUR 21,347 (376,887)
(14,109,270)
$ (50,839,460)
(a)
All or a portion of the security is held by a wholly-owned subsidiary.

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock Global Allocation Fund, Inc.

OTC Currency Options Written
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ............................. Royal Bank of Canada 08/07/25 MXN 20.00 USD 11,223 $ (602)
USD Currency ............................. Goldman Sachs International 08/27/25 BRL 5.80 USD 3,558 (19,450)
MXN Currency ............................ Morgan Stanley & Co. International plc 09/24/25 JPY 7.85 MXN 77,422 (90,336)
USD Currency ............................. Deutsche Bank AG 10/08/25 JPY 151.00 USD 148,561 (1,860,511)
–
(1,970,899)
–
Put
USD Currency ............................. HSBC Bank plc 08/05/25 JPY 140.50 USD 51,896 (8)
USD Currency ............................. Citibank NA 08/06/25 CNH 6.90 USD 207,295 (52)
EUR Currency ............................. Morgan Stanley & Co. International plc 10/08/25 USD 1.14 EUR 128,753 (1,479,997)
–
(1,480,057)
–
$ (3,450,956)
OTC Credit Default Swaptions Written
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Put
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American High Yield
Index Series 44.V1 5 .00 % Quarterly
Goldman Sachs
International 08/20/25 B+ USD 102.00 USD 16,825 $ (3,244)
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American High Yield
Index Series 44.V1 5 .00 Quarterly
Goldman Sachs
International 08/20/25 B+ USD 103.00 USD 16,780 (5,029)
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American High Yield
Index Series 44.V1 5 .00 Quarterly
Goldman Sachs
International 08/20/25 B+ USD 103.00 USD 13,055 (3,912)
$ (12,185)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
3-Year Interest Rate Swap
(a)
. 3.20% Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 08/18/25 3 .20 % USD 229,310 $ (23,534)
5-Year Interest Rate Swap
(a)
. 3.57% Annual 6-mo. PRIBOR Semi-Annual
Morgan Stanley & Co.
International plc 08/26/25 3 .57 CZK 167,586 (47)
5-Year Interest Rate Swap
(a)
. 2.05% Annual 6-mo. EURIBOR Semi-Annual
Morgan Stanley & Co.
International plc 09/02/25 2 .05 EUR 96,875 (10,215)
5-Year Interest Rate Swap
(a)
. 3.23% Annual 1-day SOFR Annual Bank of America NA 09/12/25 3 .23 USD 292,628 (303,615)
2-Year Interest Rate Swap
(a)
. 3.05% Annual 1-day SOFR Annual
Goldman Sachs
International 09/22/25 3 .05 USD 627,555 (177,839)
2-Year Interest Rate Swap
(a)
. 3.30% Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 09/22/25 3 .30 USD 461,418 (341,704)
2-Year Interest Rate Swap
(a)
. 3.08% Annual 1-day SOFR Annual Citibank NA 09/26/25 3 .08 USD 584,000 (218,757)
2-Year Interest Rate Swap
(a)
. 3.05% Annual 1-day SOFR Annual
Goldman Sachs
International 09/29/25 3 .05 USD 317,757 (117,523)
5-Year Interest Rate Swap
(a)
. 3.00% Annual 1-day SOFR Annual Deutsche Bank AG 09/30/25 3 .00 USD 235,152 (156,364)
30-Year Interest Rate Swap
(a)
3.50% Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 10/30/25 3 .50 USD 78,497 (254,429)

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock Global Allocation Fund, Inc.

OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
30-Year Interest Rate Swap
(a)
3.15% Annual 1-day SOFR Annual
Goldman Sachs
International 11/26/25 3 .15 % USD 118,850 $ (167,894)
30-Year Interest Rate Swap
(a)
3.25% Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 01/14/26 3 .25 USD 17,274 (71,832)
30-Year Interest Rate Swap
(a)
3.50% Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 01/14/26 3 .50 USD 34,550 (307,517)
1-Year Interest Rate Swap
(a)
. 3.10% At Termination 1-day SONIA At Termination
Morgan Stanley & Co.
International plc 04/22/26 3 .10 GBP 914,097 (1,024,415)
1-Year Interest Rate Swap
(a)
. 2.80% At Termination 1-day SONIA At Termination
Morgan Stanley & Co.
International plc 05/01/26 2 .80 GBP 1,128,515 (716,606)
(3,892,291)
Put
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.80% Annual
JPMorgan Chase
Bank NA 08/04/25 3 .80 USD 25,415 (181)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.75% Annual Citibank NA 09/08/25 3 .75 USD 588,655 (719,680)
2-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 2.15% Annual
JPMorgan Chase
Bank NA 09/10/25 2 .15 EUR 401,890 (362,244)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.90% Annual BNP Paribas SA 09/22/25 3 .90 USD 310,327 (174,826)
5-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 2.50% Annual Deutsche Bank AG 09/25/25 2 .50 EUR 116,205 (235,343)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.80% Annual Deutsche Bank AG 10/08/25 3 .80 USD 781,400 (962,933)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.90% Annual Barclays Bank plc 10/15/25 3 .90 USD 43,230 (79,087)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.80% Annual
JPMorgan Chase
Bank NA 10/30/25 3 .80 USD 392,485 (557,396)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.87% Annual
JPMorgan Chase
Bank NA 10/31/25 3 .87 USD 39,444 (40,627)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.80% Annual Citibank NA 11/06/25 3 .80 USD 471,441 (695,926)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.10% Annual Deutsche Bank AG 11/06/25 4 .10 USD 131,464 (149,807)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.95% Annual
Nomura International
plc 11/10/25 3 .95 USD 105,297 (83,247)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.90% Annual
Goldman Sachs
International 01/23/26 3 .90 USD 311,975 (476,055)
1-Year Interest Rate Swap
(a)
. 1-day SONIA At Termination 4.20% At Termination
Morgan Stanley & Co.
International plc 04/22/26 4 .20 GBP 914,097 (407,171)
1-Year Interest Rate Swap
(a)
. 1-day SONIA At Termination 4.10% At Termination
Morgan Stanley & Co.
International plc 05/01/26 4 .10 GBP 1,128,515 (749,893)
(5,694,416)
$ (9,586,707)
(a)
Forward settling swaption.
Interest Rate Caps Sold
Description
Exercise
Rate Counterparty
Expiration
Date
Notional
Amount (000) Value
Premiums
Paid (Received)
Unrealized
Appreciation
(Depreciation)
5Y-30Y CMS Index Cap .... 0 .01 % Deutsche Bank AG 09/02/25 USD 1,408,240 $ (60,274) $ (654,832) $ 594,558
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Avis Budget Car Rental LLC ............ 5 .00 % Quarterly 12/20/26 USD 12,271 $ (634,100) $ (490,962) $ (143,138)
Markit CDX North American Investment Grade
Index Series 39.V1 ................ 1 .00 Quarterly 12/20/27 USD 5,479 (96,469) (3,814) (92,655)

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock Global Allocation Fund, Inc.

Centrally Cleared Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American High Yield Index
Series 44.V1 ..................... 5 .00 % Quarterly 06/20/30 USD 5,620 $ (438,676) $ (428,368) $ (10,308)
Markit CDX North American Investment Grade
Index Series 44.V1 ................ 1 .00 Quarterly 06/20/30 USD 103,346 (2,358,444) (2,279,037) (79,407)
$ (3,527,689) $ (3,202,181) $ (325,508)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
39.V4 ........... 5 .00 % Quarterly 12/20/27 A- USD 21,615 $ 1,448,100 $ (204,236) $ 1,652,336
Markit CDX North American
High Yield Index Series
41.V2 ........... 5 .00 Quarterly 12/20/28 A- USD 31,965 2,466,674 820,111 1,646,563
iTraxx Europe Crossover
Index Series 42.V2 .. 5 .00 Quarterly 12/20/29 A- EUR 96,318 10,938,626 7,849,013 3,089,613
iTraxx Europe Crossover
Index Series 43.V1 .. 5 .00 Quarterly 06/20/30 BB- EUR 1,583 187,496 152,624 34,872
$ 15,040,896 $ 8,617,512 $ 6,423,384
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day EFFR At Termination 4.24% At Termination N/A 07/30/25 USD 2,369,710 $ (287,033) $ — $ (287,033)
1-day EFFR At Termination 4.28% At Termination N/A 09/17/25 USD 1,261,900 76,302 — 76,302
1-day EFFR At Termination 4.33% At Termination N/A 09/17/25 USD 1,367,025 164,961 — 164,961
1-day EFFR At Termination 4.18% At Termination 09/17/25
(a)
10/29/25 USD 2,653,637 (194,280) — (194,280)
9.31% Monthly 1-day MXIBTIIE Monthly N/A 01/09/26 MXN 273,906 (106,302) — (106,302)
1-day MXIBTIIE Monthly 8.47% Monthly N/A 02/25/26 MXN 484,352 123,407 — 123,407
0.28% Annual 1-day TONAR Annual N/A 03/09/26 JPY 26,882,219 468,152 — 468,152
8.02% Quarterly 3-mo. JIBAR Quarterly N/A 03/26/26 ZAR 199,538 (75,205) — (75,205)
1-day SOFR Annual 4.93% Annual N/A 04/26/26 USD 1,080,090 7,212,372 73,713 7,138,659
8.15% Quarterly 3-mo. JIBAR Quarterly N/A 05/07/26 ZAR 281,532 (153,595) — (153,595)
1-day SOFR Annual 4.50% Annual N/A 05/08/26 USD 238,166 617,214 — 617,214
1-day MXIBTIIE Monthly 7.73% Monthly N/A 05/11/26 MXN 150,109 5,357 — 5,357
7.73% Monthly 1-day MXIBTIIE Monthly N/A 06/19/26 MXN 294,182 (15,194) — (15,194)
1-day SOFR Annual 4.35% Annual N/A 07/22/26 USD 102,378 250,121 — 250,121
6.94% Quarterly 3-mo. JIBAR Quarterly 09/17/25
(a)
09/17/26 ZAR 229,465 (1,171) — (1,171)
4.21% At Termination 3-mo. WIBOR Quarterly 09/17/25
(a)
09/17/26 PLN 19,929 4,711 — 4,711
5.24% Annual 6-mo. WIBOR Semi-Annual N/A 09/19/26 PLN 44,287 (64,786) — (64,786)
6.92% Quarterly 3-mo. JIBAR Quarterly 09/23/25
(a)
09/23/26 ZAR 28,851 196 — 196
1-day SOFR Annual 4.00% Annual N/A 10/28/26 USD 370,972 (1,235,664) — (1,235,664)
1-day MXIBTIIE Monthly 9.26% Monthly N/A 11/18/26 MXN 2,409,360 2,804,026 — 2,804,026
1-day SOFR Annual 4.07% Annual N/A 01/14/27 USD 341,295 255,943 — 255,943
6-mo. BUBOR Semi-Annual 6.50% Annual N/A 03/19/27 HUF 1,223,390 4,633 — 4,633
7.25% Quarterly 3-mo. JIBAR Quarterly N/A 03/19/27 ZAR 108,319 (30,181) — (30,181)

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock Global Allocation Fund, Inc.

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
5.13% Annual 6-mo. WIBOR Semi-Annual N/A 03/19/27 PLN 21,980 $ (55,668) $ — $ (55,668)
5.14% Annual 6-mo. WIBOR Semi-Annual N/A 03/19/27 PLN 36,634 (95,198) — (95,198)
1-day MIBOR Semi-Annual 6.34% Semi-Annual N/A 03/20/27 INR 1,888,562 333,709 — 333,709
3.88% Annual 1-day SOFR Annual N/A 03/20/27 USD 8,495 7,483 838 6,645
1-day SOFR Annual 4.73% Annual N/A 04/26/27 USD 1,289,442 21,380,945 405,619 20,975,326
1-day SOFR Annual 4.10% Annual N/A 05/30/27 USD 282,111 1,519,746 — 1,519,746
1-day SOFR Annual 4.15% Annual N/A 05/30/27 USD 282,111 1,790,688 — 1,790,688
6-mo. BUBOR Semi-Annual 5.68% Annual 09/17/25
(a)
09/17/27 HUF 1,707,025 (53,364) — (53,364)
6-mo. BUBOR Semi-Annual 5.76% Annual 09/17/25
(a)
09/17/27 HUF 2,570,000 (69,674) — (69,674)
6.99% Quarterly 3-mo. JIBAR Quarterly 09/17/25
(a)
09/17/27 ZAR 48,743 (6,187) — (6,187)
3.97% Annual 6-mo. WIBOR Semi-Annual 09/17/25
(a)
09/17/27 PLN 26,376 19,431 — 19,431
1-day SOFR Annual 4.20% Annual 10/23/25
(a)
10/23/27 USD 95,676 1,117,562 — 1,117,562
1-day SOFR Annual 4.00% Annual 01/26/26
(a)
01/26/28 USD 228,623 2,268,938 — 2,268,938
3.45% Annual 1-day SOFR Annual 01/26/26
(a)
01/26/28 USD 228,623 99,718 — 99,718
3.27% Annual 1-day SOFR Annual 02/05/26
(a)
02/05/28 USD 230,191 818,678 — 818,678
1-day SONIA At Termination 3.18% At Termination 02/10/27
(a)
02/10/28 GBP 849,941 (4,031,743) — (4,031,743)
1-day SONIA Annual 4.86% Annual N/A 06/20/28 GBP 62,860 2,738,456 — 2,738,456
3-mo. CD_KSDA Quarterly 2.40% Quarterly 09/17/25
(a)
09/17/28 KRW 21,116,582 (6,316) — (6,316)
3-mo. CD_KSDA Quarterly 2.40% Quarterly 09/17/25
(a)
09/17/28 KRW 16,738,041 (6,233) — (6,233)
1-day MIBOR Semi-Annual 5.54% Semi-Annual 09/17/25
(a)
09/17/28 INR 937,741 (7,389) — (7,389)
1-day MIBOR Semi-Annual 5.54% Semi-Annual 09/17/25
(a)
09/17/28 INR 1,875,764 (16,675) — (16,675)
1-day SONIA Annual 4.12% Annual N/A 11/17/28 GBP 57,731 837,677 — 837,677
1-day SONIA Annual 4.12% Annual N/A 11/21/28 GBP 57,649 845,855 — 845,855
6-mo. EURIBOR Semi-Annual 3.00% Annual N/A 03/05/29 EUR 148,633 4,764,999 — 4,764,999
1-day MIBOR Semi-Annual 6.26% Semi-Annual N/A 03/20/29 INR 584,406 149,927 — 149,927
1-day MIBOR Semi-Annual 6.30% Semi-Annual N/A 03/20/29 INR 714,274 194,315 — 194,315
1-day SOFR Annual 4.50% Annual N/A 04/26/29 USD 1,720,423 55,977,768 1,442,645 54,535,123
6-mo. EURIBOR Semi-Annual 2.90% Annual N/A 04/30/29 EUR 165,249 4,635,085 — 4,635,085
1-day SOFR Annual 4.00% Annual N/A 05/06/29 USD 235,522 3,288,379 — 3,288,379
6-mo. EURIBOR Semi-Annual 2.87% Annual N/A 06/11/29 EUR 119,586 3,165,628 — 3,165,628
1-day SOFR Annual 3.66% Annual N/A 10/10/29 USD 115,310 (418,887) — (418,887)
1-day MXIBTIIE Monthly 9.04% Monthly N/A 11/14/29 MXN 831,130 2,103,730 — 2,103,730
8.97% Monthly 1-day MXIBTIIE Monthly N/A 12/14/29 MXN 57,803 (139,313) — (139,313)
1-day SONIA Annual 4.00% Annual N/A 01/16/30 GBP 128,989 1,598,662 — 1,598,662
1-day SOFR Annual 4.00% Annual N/A 01/23/30 USD 128,989 1,963,656 — 1,963,656
6-mo. EURIBOR Semi-Annual 2.42% Annual N/A 01/31/30 EUR 2,181 39,273 544 38,729
6-mo. EURIBOR Semi-Annual 2.63% Annual N/A 01/31/30 EUR 2,955 62,252 63,733 (1,481)
6-mo. EURIBOR Semi-Annual 2.43% Annual N/A 02/03/30 EUR 4,385 17,374 9,811 7,563
8.65% Monthly 1-day MXIBTIIE Monthly N/A 02/07/30 MXN 62,093 (110,890) — (110,890)
1-day SOFR Annual 3.23% Annual N/A 02/19/30 USD 128,318 (2,577,231) — (2,577,231)
1-day SOFR Annual 3.90% Annual N/A 02/24/30 USD 111,573 1,255,406 — 1,255,406
6-mo. PRIBOR Semi-Annual 3.46% Annual N/A 03/19/30 CZK 114,863 (93,202) — (93,202)
6-mo. WIBOR Semi-Annual 4.94% Annual N/A 03/19/30 PLN 14,416 102,911 — 102,911
6-mo. BUBOR Semi-Annual 6.55% Annual N/A 03/19/30 HUF 490,037 9,149 — 9,149
7.94% Quarterly 3-mo. JIBAR Quarterly N/A 03/19/30 ZAR 202,269 (348,312) — (348,312)
7.73% Monthly 1-day MXIBTIIE Monthly N/A 05/06/30 MXN 27,942 5,240 — 5,240
6-mo. EURIBOR Semi-Annual 2.20% Annual N/A 06/04/30 EUR 30,244 (230,672) — (230,672)
1-day MXIBTIIE Monthly 7.82% Monthly N/A 06/07/30 MXN 56,067 364 — 364
6-mo. PRIBOR Semi-Annual 3.56% Annual N/A 06/18/30 CZK 29,039 (18,107) — (18,107)
6-mo. PRIBOR Semi-Annual 3.66% Annual N/A 06/18/30 CZK 46,231 (18,906) 5,352 (24,258)
1-day MXIBTIIE Monthly 7.72% Monthly N/A 06/24/30 MXN 36,084 (8,013) — (8,013)
1-week
CNREPOFIX_
CFXS Quarterly 1.45% Quarterly 09/17/25
(a)
09/17/30 CNY 67,043 (54,645) — (54,645)
6-mo. PRIBOR Semi-Annual 3.41% Annual 09/17/25
(a)
09/17/30 CZK 85,560 (86,307) — (86,307)
6-mo. PRIBOR Semi-Annual 3.55% Annual 09/17/25
(a)
09/17/30 CZK 112,382 (78,927) — (78,927)
6-mo. WIBOR Semi-Annual 4.04% Annual 09/17/25
(a)
09/17/30 PLN 14,814 (26,497) — (26,497)
6-mo. BUBOR Semi-Annual 5.96% Annual 09/17/25
(a)
09/17/30 HUF 220,516 (11,504) — (11,504)
7.60% Quarterly 3-mo. JIBAR Quarterly 09/17/25
(a)
09/17/30 ZAR 91,021 (71,041) — (71,041)
7.77% Quarterly 3-mo. JIBAR Quarterly 09/17/25
(a)
09/17/30 ZAR 107,580 (126,150) — (126,150)

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock Global Allocation Fund, Inc.

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.02% Annual 6-mo. EURIBOR Semi-Annual N/A 08/26/31 EUR 103,788 $ 17,415,920 $ — $ 17,415,920
1-day ESTR Annual 2.34% Annual 01/19/28
(a)
01/19/33 EUR 74,318 (833,820) — (833,820)
3-mo. JIBAR Quarterly 9.90% Quarterly N/A 09/20/33 ZAR 138,336 936,778 — 936,778
3-mo. JIBAR Quarterly 9.90% Quarterly N/A 09/20/33 ZAR 276,671 1,872,610 — 1,872,610
3-mo. JIBAR Quarterly 9.92% Quarterly N/A 09/20/33 ZAR 138,336 946,937 — 946,937
1-day MIBOR Semi-Annual 6.34% Semi-Annual N/A 03/20/34 INR 240,200 93,587 — 93,587
1-day MIBOR Semi-Annual 6.35% Semi-Annual N/A 03/20/34 INR 240,200 95,495 — 95,495
1-day SOFR Annual 4.35% Annual N/A 04/26/34 USD 1,281,638 55,299,279 2,073,165 53,226,114
1-day SOFR Annual 3.66% Annual N/A 10/10/34 USD 77,654 (1,354,864) — (1,354,864)
1-day SOFR Annual 3.67% Annual N/A 12/26/34 USD 133,331 (2,031,187) — (2,031,187)
1-day SOFR Annual 3.70% Annual N/A 01/06/35 USD 104,391 (1,315,232) — (1,315,232)
1-day SOFR Annual 3.75% Annual N/A 03/27/35 USD 103,294 (802,983) — (802,983)
1-day SOFR Annual 3.75% Annual N/A 07/09/35 USD 52,089 (370,807) — (370,807)
1-day THOR Quarterly 1.61% Quarterly 09/17/25
(a)
09/17/35 THB 31,611 (47) — (47)
3.46% Annual 1-day SOFR Annual 12/15/26
(a)
12/15/36 USD 46,302 1,587,788 — 1,587,788
4.25% Annual 1-day SOFR Annual N/A 09/29/43 USD 16,230 (294,062) 9,714 (303,776)
3.65% Annual 1-day SOFR Annual N/A 11/03/53 USD 50,072 3,811,472 — 3,811,472
1-day TONAR Annual 1.45% Annual N/A 03/06/54 JPY 2,733,675 (3,507,988) — (3,507,988)
1-day TONAR Annual 1.45% Annual N/A 03/11/54 JPY 2,733,675 (3,504,698) — (3,504,698)
1-day SOFR Annual 4.07% Annual N/A 04/26/54 USD 49,926 37,164 206,138 (168,974)
3.65% Annual 1-day SOFR Annual N/A 11/02/54 USD 464,907 35,138,608 129,743 35,008,865
1-day SONIA Annual 4.10% Annual N/A 11/07/54 GBP 47,000 (4,699,952) 216,096 (4,916,048)
$ 212,689,935 $ 4,637,111 $ 208,052,824
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.69% At Termination 08/15/32 EUR 14,565 $ 523,800 $ — $ 523,800
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Hertz Corp. (The) .......... 5 .00 % Quarterly JPMorgan Chase Bank NA 12/20/25 USD 370 $ 6,163 $ 9,931 $ (3,768)
Community Health Systems, Inc. 5 .00 Quarterly Goldman Sachs International 06/20/26 USD 320 (267) 10,208 (10,475)
Community Health Systems, Inc. 5 .00 Quarterly Goldman Sachs International 06/20/26 USD 475 (396) 19,645 (20,041)
BorgWarner, Inc. .......... 1 .00 Quarterly BNP Paribas SA 12/20/27 USD 1,330 (22,257) 8,810 (31,067)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Barclays Bank plc 12/20/27 USD 480 (777) 59,592 (60,369)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Citibank NA 12/20/27 USD 270 (437) 35,282 (35,719)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Citibank NA 12/20/27 USD 400 (648) 53,796 (54,444)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Goldman Sachs International 12/20/27 USD 675 (1,093) 86,119 (87,212)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Goldman Sachs International 12/20/27 USD 490 (793) 60,868 (61,661)
Xerox Corp. ............. 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 790 184,649 44,180 140,469
Paramount Global ......... 1 .00 Quarterly Barclays Bank plc 06/20/28 USD 425 (6,127) 10,388 (16,515)
Paramount Global ......... 1 .00 Quarterly Barclays Bank plc 06/20/28 USD 395 (5,698) 9,661 (15,359)
Simon Property Group LP .... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 USD 4,065 (75,710) 53,985 (129,695)

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock Global Allocation Fund, Inc.

OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
UBS Group AG ........... 1 .00 % Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 7,200 $ (177,550) $ 138,262 $ (315,812)
Boeing Co. (The) .......... 1 .00 Quarterly Deutsche Bank AG 12/20/28 USD 8,100 (133,385) (26,876) (106,509)
Boeing Co. (The) .......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 8,100 (140,620) 75,599 (216,219)
DXC Technology Co. ....... 5 .00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 1,385 (208,669) (136,550) (72,119)
DXC Technology Co. ....... 5 .00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 692 (104,259) (60,300) (43,959)
Deutsche Bank AG ......... 1 .00 Quarterly BNP Paribas SA 12/20/29 EUR 3,917 (68,391) (22,210) (46,181)
Intesa Sanpaolo SpA ....... 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/29 EUR 3,779 (40,107) — (40,107)
Telecom Italia SpA ......... 1 .00 Quarterly Goldman Sachs International 12/20/29 EUR 1,700 7,597 73,001 (65,404)
Ally Financial, Inc. ......... 5 .00 Quarterly Goldman Sachs International 06/20/30 USD 2,355 (397,181) (335,980) (61,201)
Intesa Sanpaolo SpA ....... 1 .00 Quarterly BNP Paribas SA 06/20/30 EUR 4,187 (138,449) (87,245) (51,204)
Occidental Petroleum Corp. ... 1 .00 Quarterly Deutsche Bank AG 06/20/30 USD 1,430 (7,647) (3,708) (3,939)
Republic of Panama ........ 1 .00 Quarterly Morgan Stanley & Co. International plc 06/20/30 USD 565 17,777 25,756 (7,979)
Simon Property Group LP .... 1 .00 Quarterly BNP Paribas SA 06/20/30 USD 1,130 (22,779) (5,901) (16,878)
Southwest Airlines Co. ...... 1 .00 Quarterly Goldman Sachs International 06/20/30 USD 5,680 (3,628) 34,013 (37,641)
$ – $ – $ –
$ (1,340,682) $ 130,326 $ (1,471,008)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Vistra Operations Co. LLC 5 .00 % Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB+ USD 2,125 $ 50,519 $ 14,529 $ 35,990
Altice France SA ...... 5 .00 Quarterly Deutsche Bank AG 12/20/29 D EUR 2,841 (358,653) (475,350) 116,697
Eutelsat SA .......... 5 .00 Quarterly Deutsche Bank AG 12/20/29 B EUR 979 106,410 (87,291) 193,701
Forvia SE ........... 5 .00 Quarterly
Goldman Sachs
International 12/20/29 BB- EUR 992 107,913 62,240 45,673
Hannover Rueck SE .... 1 .00 Quarterly BNP Paribas SA 12/20/29 A+ EUR 1,958 28,236 10,785 17,451
iTraxx Europe Crossover
Index Series 42.V2 20-
35% ............ 5 .00 Quarterly BNP Paribas SA 12/20/29 A+ EUR 6,475 1,030,223 760,662 269,561
Muenchener
Rueckversicherungs-
Gesellschaft AG .... 1 .00 Quarterly BNP Paribas SA 12/20/29 A+ EUR 1,958 29,237 11,201 18,036
Swedbank AB ........ 1 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 AA- EUR 3,779 26,477 (9,967) 36,444
Vistra Operations Co. LLC 5 .00 Quarterly Citibank NA 12/20/29 BB+ USD 735 127,715 115,776 11,939
Vistra Operations Co. LLC 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BB+ USD 385 66,898 57,339 9,559
AXA SA ............ 1 .00 Quarterly BNP Paribas SA 06/20/30 A+ EUR 4,187 132,786 85,028 47,758
Eutelsat SA .......... 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/30 B EUR 1,044 113,595 32,961 80,634
$ 1,461,356 $ 577,913 $ 883,443
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock Global Allocation Fund, Inc.

OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
14.18% At Termination
1-day
BZDIOVER At Termination Barclays Bank plc N/A 01/02/26 BRL 34,502 $ (3,907) $ — $ (3,907)
14.79% At Termination
1-day
BZDIOVER At Termination Barclays Bank plc N/A 01/02/26 BRL 15,526 1,336 — 1,336
8.07% At Termination 1-day IBR At Termination Barclays Bank plc 09/17/25
(a)
09/17/26 COP 596,422 567 — 567
7.25% Quarterly 1-day IBR Quarterly Barclays Bank plc N/A 09/25/26 COP 1,325,382 4,130 — 4,130
1-day
BZDIOVER At Termination 10.00% At Termination Bank of America NA N/A 01/04/27 BRL 138,239 (2,704,926) — (2,704,926)
1-day
BZDIOVER At Termination 10.07% At Termination BNP Paribas SA N/A 01/04/27 BRL 122,264 (2,403,466) — (2,403,466)
1-day
BZDIOVER At Termination 10.16% At Termination BNP Paribas SA N/A 01/04/27 BRL 928 (17,748) — (17,748)
1-day
BZDIOVER At Termination 10.16% At Termination BNP Paribas SA N/A 01/04/27 BRL 166,281 (3,177,313) — (3,177,313)
1-day
BZDIOVER At Termination 10.16% At Termination Bank of America NA N/A 01/04/27 BRL 173,308 (3,314,423) — (3,314,423)
1-day
BZDIOVER At Termination 9.77% At Termination Citibank NA N/A 01/04/27 BRL 29,794 (533,843) — (533,843)
1-day
BZDIOVER At Termination 13.09% At Termination
JPMorgan Chase Bank
NA N/A 01/02/29 BRL 556,755 (1,329,969) — (1,329,969)
1-day
BZDIOVER At Termination 13.33% At Termination Barclays Bank plc N/A 01/02/29 BRL 6,394 (8,754) — (8,754)
1-day
BZDIOVER At Termination 13.34% At Termination Barclays Bank plc N/A 01/02/29 BRL 29,038 (30,754) — (30,754)
1-day
BZDIOVER At Termination 14.03% At Termination Barclays Bank plc N/A 01/02/29 BRL 14,208 52,407 — 52,407
8.64% Quarterly 1-day IBR Quarterly
Morgan Stanley & Co.
International plc N/A 04/04/30 COP 24,294,865 (18,700) — (18,700)
8.23% Quarterly 1-day IBR Quarterly Barclays Bank plc 09/17/25
(a)
09/17/30 COP 21,479,850 79,674 — 79,674
8.34% Quarterly 1-day IBR Quarterly
Morgan Stanley & Co.
International plc 09/17/25
(a)
09/17/30 COP 23,438,136 61,823 — 61,823
1-day
BZDIOVER At Termination 13.04% At Termination Barclays Bank plc N/A 01/02/31 BRL 18,852 (96,373) — (96,373)
$ (13,440,239) $ — $ (13,440,239)
(a)
Forward swap.
OTC Total Return Swap s - Future
Reference Entity
Fixed Amount Paid
/ (Received) by the
Fund
(a)
Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
KOSPI 200 Index Futures
September 2025 ........ KRW 23,085,755,000 Citibank NA 09/11/25 KRW 23,085,755 $ 720,180 $ — $ 720,180
(a)
At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock Global Allocation Fund, Inc.

OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3-mo. CD_KSDA minus
1.90% ......... At Termination
KOSPI 200 Index
Futures September
2025
At
Termination BNP Paribas SA 09/17/25 KRW 34,296,617 $ 1,337,762 $ — $ 1,337,762
1-day SOFR minus
0.40% ......... Quarterly
iShares iBoxx
$ High Yield
Corporate Bond
ETF Quarterly
JPMorgan Chase Bank
NA 09/19/25 USD 354 221,609 — 221,609
1-day SOFR minus
0.50% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination BNP Paribas SA 09/19/25 USD 367 (18,014) — (18,014)
1-day SOFR minus
0.50% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination BNP Paribas SA 09/19/25 USD 183 (5,271) — (5,271)
1-day SOFR minus
0.50% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
JPMorgan Chase Bank
NA 09/19/25 USD 100 96,407 — 96,407
1-day SOFR minus
0.55% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
Goldman Sachs
International 09/19/25 USD 267 170,694 — 170,694
1-day SOFR minus
0.65% ......... Quarterly
iShares iBoxx
$ High Yield
Corporate Bond
ETF Quarterly BNP Paribas SA 09/19/25 USD 479 309,980 — 309,980
1-day SOFR plus 0.10% At Termination
iShares Broad
USD High Yield
Corporate Bond
ETF
At
Termination BNP Paribas SA 09/19/25 USD 171 74,420 — 74,420
1-day SOFR plus 0.10% At Termination
iShares Broad
USD High Yield
Corporate Bond
ETF
At
Termination
JPMorgan Chase Bank
NA 09/19/25 USD 645 191,427 — 191,427
iShares iBoxx $
Investment Grade
Corporate Bond ETF At Termination
1-day SOFR minus
0.65%
At
Termination
Goldman Sachs
International 09/19/25 USD 304 (331,763) — (331,763)
iShares iBoxx $
Investment Grade
Corporate Bond ETF At Termination
1-day SOFR minus
0.65% Quarterly
JPMorgan Chase Bank
NA 09/19/25 USD 434 (496,196) — (496,196)
iShares iBoxx $
Investment Grade
Corporate Bond ETF At Termination
1-day SOFR minus
0.75%
At
Termination
Goldman Sachs
International 09/19/25 USD 509 (642,847) — (642,847)
0.00% ........... Quarterly
Citi Equity US 1W
Volatility Carry
Index Quarterly Citibank NA 12/19/25 USD 1,156 13,394 — 13,394
0.00% ........... Quarterly
DB Variable
Notional Long-
Short Cross-
Currency Carry
Index v8 Quarterly Deutsche Bank AG 12/19/25 USD 807 16,017 — 16,017
0.00% ........... Quarterly
Goldman Sachs
Systematic Skew
US Series I1D
Excess Return
Index Quarterly
Goldman Sachs
International 12/19/25 USD 487 2,699 — 2,699
0.00% ........... Quarterly
Goldman Sachs TY
Weekly Volatility
Carry Index Quarterly
Goldman Sachs
International 12/19/25 USD 681 6,121 — 6,121

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock Global Allocation Fund, Inc.

OTC Total Return Swaps (continued)
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.00% ........... Quarterly
J.P. Morgan EM
FX Volatility Carry
Index Quarterly
JPMorgan Chase Bank
NA 12/19/25 USD 818 $ 12,351 $ — $ 12,351
$ 958,790 $ — $ 958,790
Equity Swap Contracts
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Long contracts
(a)
Adyen NV ................. JPMorgan Chase Bank NA USD 15,560,801 02/11/26 0.26% 1D OBFR01 Monthly $ (963,142)
AMC Networks, Inc. .......... Barclays Bank plc 514,974 08/23/26 0.20% 1D OBFR01 Monthly (22,997)
AMC Networks, Inc. .......... JPMorgan Chase Bank NA 1,069,566 02/09/26 0.20% 1D OBFR01 Monthly (12,355)
Derayah Financial Co. ........ JPMorgan Chase Bank NA 650,958 02/11/26 0.75% 1D OBFR01 Monthly (67,021)
Eagle Bancorp, Inc. .......... JPMorgan Chase Bank NA 680,743 02/09/26 0.20% 1D OBFR01 Monthly (161,390)
Flagstar Financial, Inc. ........ JPMorgan Chase Bank NA 3,270,782 02/09/26 0.20% 1D OBFR01 Monthly 8,715
flynas Co. SJSC ............ JPMorgan Chase Bank NA 2,151,879 02/11/26 0.75% 1D OBFR01 Monthly (200,633)
Iberdrola SA ............... JPMorgan Chase Bank NA 3,272,153 02/11/26 0.26% 1D OBFR01 Monthly (34,591)
Informatica, Inc. ............. JPMorgan Chase Bank NA 1,382,999 02/09/26 0.20% 1D OBFR01 Monthly 20,455
Nice One Beauty Digital Marketing
Co. ................... JPMorgan Chase Bank NA 381,105 02/11/26 0.75% 1D OBFR01 Monthly (44,116)
Paramount Global ........... JPMorgan Chase Bank NA 255,960 02/09/26 0.20% 1D OBFR01 Monthly (1,216)
Rasan Information Technology Co. JPMorgan Chase Bank NA 4,219,221 02/11/26 0.75% 1D OBFR01 Monthly 117,415
Talabat Holding plc ........... JPMorgan Chase Bank NA 2,694,659 02/11/26 0.75% 1D OBFR01 Monthly (167,814)
United International Holding Co. .. JPMorgan Chase Bank NA 93,045 02/11/26 0.75% 1D OBFR01 Monthly (1,115)
Total long positions of equity swaps (1,529,805)
Short contracts
(b)
ABN AMRO Bank NV ......... Citibank NA (4,701,034) 02/26/26 (0.26)% 1D OBFR01 Monthly (95,025)
NEXTDC Ltd. .............. JPMorgan Chase Bank NA (2,933,472) 02/10/26 (0.25)% 1D OBFR01 Monthly (49,547)
Nippon Express Holdings, Inc. ... Citibank NA (147,955) 02/26/26 (0.15)% 1D OBFR01 Monthly (1,420)
Northern Star Resources Ltd. .... JPMorgan Chase Bank NA (1,967,070) 02/10/26 (0.25)% 1D OBFR01 Monthly 183,191
Norwegian Cruise Line Holdings Ltd. Citibank NA (10,258,096) 02/24/28 (0.15)% 1D OBFR01 Monthly (846,497)
Novonesis Novozymes B ...... Citibank NA (7,930,566) 02/26/26 (0.26)% 1D OBFR01 Monthly 503,673
NU Holdings Ltd. ............ Citibank NA (2,715,662) 02/24/28 (0.15)% 1D OBFR01 Monthly 121,026
Oji Holdings Corp. ........... Citibank NA (3,030,971) 02/26/26 (0.13)% 1D OBFR01 Monthly 83,747
Ono Pharmaceutical Co. Ltd. .... Citibank NA (3,671,234) 02/26/26 (0.13)% 1D OBFR01 Monthly (163,340)
Neste OYJ ................ Citibank NA (4,886,485) 02/26/26 (0.26)% 1D OBFR01 Monthly (133,263)
ORLEN SA ................ Citibank NA (5,276,135) 02/26/26 (0.50)% 1D OBFR01 Monthly 361,720
Parker-Hannifin Corp. ......... Citibank NA (7,713,891) 02/24/28 (0.15)% 1D OBFR01 Monthly (115,243)
Pentair plc ................ Citibank NA (4,919,280) 02/24/28 (0.15)% 1D OBFR01 Monthly 123,647
Pernod Ricard SA ........... Citibank NA (8,523,887) 02/26/26 (0.26)% 1D OBFR01 Monthly 720,958
POSCO Future M Co. Ltd. ...... Citibank NA (1,215,222) 02/25/26 (16.00)% 1D OBFR01 Monthly 70,259
POSCO Future M Co. Ltd. ...... JPMorgan Chase Bank NA (1,321,784) 02/10/26 (18.00)% 1D OBFR01 Monthly (157,970)
Postal Savings Bank of China Co.
Ltd. ................... Citibank NA (7,037,283) 02/25/26 (0.30)% 1D OBFR01 Monthly 274,104
Power Corp. of Canada ....... JPMorgan Chase Bank NA (809,443) 02/09/26 (0.25)% 1D OBFR01 Monthly (46,937)
PRIO SA ................. Citibank NA (2,276,725) 02/24/28 (0.30)% 1D OBFR01 Monthly 23,258
Packaging Corp. of America .... Citibank NA (5,994,673) 02/24/28 (0.15)% 1D OBFR01 Monthly 336,979
Provident Financial Services, Inc. . JPMorgan Chase Bank NA (927,135) 02/09/26 (0.15)% 1D OBFR01 Monthly 25,245
NEC Corp. ................ Citibank NA (6,913,993) 02/26/26 (0.12)% 1D OBFR01 Monthly (434,403)
Natura Cosmeticos SA ........ Citibank NA (465,152) 02/24/28 (0.40)% 1D OBFR01 Monthly 5,847
KeyCorp .................. Citibank NA (2,850,781) 02/24/28 (0.15)% 1D OBFR01 Monthly 123,823
Kobayashi Pharmaceutical Co. Ltd. Citibank NA (1,442,418) 02/26/26 (0.10)% 1D OBFR01 Monthly (10,001)
Kobe Bussan Co. Ltd. ......... Citibank NA (1,367,194) 02/26/26 (0.10)% 1D OBFR01 Monthly 94,312
Kuaishou Technology ......... Citibank NA (6,978,673) 02/25/26 (0.19)% 1D OBFR01 Monthly (359,016)

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock Global Allocation Fund, Inc.

Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Lamb Weston Holdings, Inc. .... Citibank NA USD (2,788,972) 02/24/28 (0.15)% 1D OBFR01 Monthly $ (448,095)
Lamb Weston Holdings, Inc. .... JPMorgan Chase Bank NA (487,233) 02/09/26 (0.15)% 1D OBFR01 Monthly (44,032)
LG Energy Solution Ltd. ....... Citibank NA (2,041,047) 02/25/26 (13.50)% 1D OBFR01 Monthly (280,087)
Li Auto, Inc. ............... Citibank NA (7,272,844) 02/25/26 (0.17)% 1D OBFR01 Monthly 1,080,464
Natura Cosmeticos SA ........ JPMorgan Chase Bank NA (38,219) 02/10/26 (5.05)% 1D OBFR01 Monthly 5,747
LKQ Corp. ................ Citibank NA (6,887,728) 02/24/28 (0.15)% 1D OBFR01 Monthly 1,612,745
Lynas Rare Earths Ltd. ........ JPMorgan Chase Bank NA (3,927,609) 02/10/26 (0.25)% 1D OBFR01 Monthly (982,870)
Marfrig Global Foods SA ....... Citibank NA (1,564,436) 02/24/28 (2.50)% 1D OBFR01 Monthly 106,137
Marfrig Global Foods SA ....... JPMorgan Chase Bank NA (1,806,843) 02/10/26 (1.85)% 1D OBFR01 Monthly 202,118
MatsukiyoCocokara & Co. ...... Citibank NA (5,460,189) 02/26/26 (0.25)% 1D OBFR01 Monthly 273,126
Mercari, Inc. ............... Citibank NA (6,589,009) 02/26/26 (0.10)% 1D OBFR01 Monthly 481,891
Mercari, Inc. ............... JPMorgan Chase Bank NA (1,094) 02/10/26 (0.25)% 1D OBFR01 Monthly 163
Mineral Resources Ltd. ........ JPMorgan Chase Bank NA (7,101,824) 02/10/26 (0.25)% 1D OBFR01 Monthly (946,081)
MMG Ltd. ................. Citibank NA (3,997,311) 02/25/26 (0.30)% 1D OBFR01 Monthly 267,024
Localiza Rent a Car SA ........ JPMorgan Chase Bank NA (112) 02/10/26 (0.50)% 1D OBFR01 Monthly 13
Kering SA ................. Citibank NA (10,249,362) 02/26/26 (0.04)% 1D OBFR01 Monthly (333,895)
Puma SE ................. Citibank NA (450,333) 02/26/26 (0.26)% 1D OBFR01 Monthly 28,705
Rakuten Group, Inc. .......... JPMorgan Chase Bank NA (69) 02/10/26 (0.25)% 1D OBFR01 Monthly 3
Sumitomo Metal Mining Co. Ltd. .. Citibank NA (4,935,185) 02/26/26 (0.10)% 1D OBFR01 Monthly 410,752
Super Micro Computer, Inc. ..... Citibank NA (9,571,475) 02/24/28 (0.15)% 1D OBFR01 Monthly (1,748,819)
Svenska Handelsbanken AB .... Citibank NA (1,160,956) 02/26/26 (0.26)% 1D OBFR01 Monthly 18,354
Swatch Group AG (The) ....... Citibank NA (3,618,291) 02/26/26 (0.26)% 1D OBFR01 Monthly 104,136
Swatch Group AG (The) ....... JPMorgan Chase Bank NA (570,196) 02/11/26 (0.26)% 1D OBFR01 Monthly 13,272
Target Corp. ............... Citibank NA (5,178,803) 02/24/28 (0.15)% 1D OBFR01 Monthly 293,598
Teledyne Technologies, Inc. ..... Citibank NA (3,530,654) 02/24/28 (0.15)% 1D OBFR01 Monthly 2,473
Teleperformance SE .......... Citibank NA (2,820,819) 02/26/26 (0.26)% 1D OBFR01 Monthly 58,504
SUMCO Corp. .............. JPMorgan Chase Bank NA (52,935) 02/10/26 (0.25)% 1D OBFR01 Monthly (1,029)
Temenos AG (Registered) ...... Citibank NA (4,469,967) 02/26/26 (0.26)% 1D OBFR01 Monthly (920,415)
Treasury Wine Estates Ltd. ..... JPMorgan Chase Bank NA (3,034,320) 02/10/26 (0.25)% 1D OBFR01 Monthly 243,320
Truist Financial Corp. ......... Citibank NA (1,892,201) 02/24/28 (0.15)% 1D OBFR01 Monthly 71,679
Unimicron Technology Corp. .... JPMorgan Chase Bank NA (255,291) 02/10/26 (1.50)% 1D OBFR01 Monthly (12,527)
VanEck Semiconductor ETF .... Barclays Bank plc (6,550,904) 08/23/26 (0.63)% 1D OBFR01 Monthly (91,036)
Vanguard Intermediate-Term
Corporate Bond ETF ....... JPMorgan Chase Bank NA (15,676,817) 02/09/26 (0.58)% 1D OBFR01 Monthly (137,717)
Wise plc .................. Citibank NA (1,509,435) 02/26/26 (0.25)% 1D OBFR01 Monthly 32,291
Xinyi Glass Holdings Ltd. ...... Citibank NA (1,694,289) 02/25/26 (0.73)% 1D OBFR01 Monthly 106,173
Xinyi Glass Holdings Ltd. ...... JPMorgan Chase Bank NA (286,049) 02/10/26 (0.75)% 1D OBFR01 Monthly 9,664
Toyota Industries Corp. ........ Citibank NA (6,995,801) 02/26/26 (0.13)% 1D OBFR01 Monthly 194,886
Quanta Services, Inc. ......... Citibank NA (1,987,226) 02/24/28 (0.15)% 1D OBFR01 Monthly (28,803)
SUMCO Corp. .............. Citibank NA (2,810,903) 02/26/26 (0.10)% 1D OBFR01 Monthly 75,187
Square Enix Holdings Co. Ltd. ... JPMorgan Chase Bank NA (3,488) 02/10/26 (0.15)% 1D OBFR01 Monthly 40
Renault SA ................ Citibank NA (1,791,157) 02/26/26 0.00% 1D OBFR01 Monthly 81,202
Sandoz Group AG ........... Citibank NA (14,654,540) 02/26/26 (0.26)% 1D OBFR01 Monthly 277,815
Sapporo Holdings Ltd. ........ JPMorgan Chase Bank NA (2,084,283) 02/10/26 (0.25)% 1D OBFR01 Monthly 103,832
Sartorius Stedim Biotech ....... JPMorgan Chase Bank NA (2,943,475) 02/11/26 (0.26)% 1D OBFR01 Monthly 445,792
Sasol Ltd. ................. JPMorgan Chase Bank NA (2,560,419) 02/11/26 (0.40)% 1D OBFR01 Monthly (15,169)
SATS Ltd. ................. JPMorgan Chase Bank NA (1,875,531) 02/10/26 (0.30)% 1D OBFR01 Monthly (28,437)
SBI Holdings, Inc. ........... Citibank NA (620,078) 02/26/26 (0.15)% 1D OBFR01 Monthly 10,853
SBI Sumishin Net Bank Ltd. ..... Citibank NA (927,377) 02/26/26 (1.01)% 1D OBFR01 Monthly 30,782
Starbucks Corp. ............. Citibank NA (9,352,560) 02/24/28 (0.15)% 1D OBFR01 Monthly 749,244
Seatrium Ltd. .............. Citibank NA (3,277,128) 02/25/26 (1.11)% 1D OBFR01 Monthly 221,444
ServisFirst Bancshares, Inc. .... JPMorgan Chase Bank NA (971,817) 02/09/26 (0.15)% 1D OBFR01 Monthly 38,792
SGH Ltd. ................. JPMorgan Chase Bank NA (3,034,045) 02/10/26 (0.25)% 1D OBFR01 Monthly 55,354
Sharp Corp. ............... Citibank NA (250,257) 02/26/26 (1.34)% 1D OBFR01 Monthly (21,579)
Sharp Corp. ............... JPMorgan Chase Bank NA (1,302,132) 02/10/26 (0.64)% 1D OBFR01 Monthly (60,829)
Smurfit WestRock plc ......... Citibank NA (17,259,807) 02/24/28 (0.15)% 1D OBFR01 Monthly 696,792
Societe Generale SA ......... Citibank NA (3,590,683) 02/26/26 (0.26)% 1D OBFR01 Monthly (363,497)
Solventum Corp. ............ Citibank NA (4,302,936) 02/24/28 (0.15)% 1D OBFR01 Monthly 92,054
Square Enix Holdings Co. Ltd. ... Citibank NA (928,830) 02/26/26 (0.25)% 1D OBFR01 Monthly 3,572
Seatrium Ltd. .............. JPMorgan Chase Bank NA (1,548,004) 02/10/26 (1.13)% 1D OBFR01 Monthly (120,091)
Kawasaki Heavy Industries Ltd. .. Citibank NA (2,804,048) 02/26/26 (0.11)% 1D OBFR01 Monthly (117,274)
Kadokawa Corp. ............ Citibank NA (3,341,277) 02/26/26 (0.12)% 1D OBFR01 Monthly 152,329
JFE Holdings, Inc. ........... Citibank NA (2,017,420) 02/26/26 (0.10)% 1D OBFR01 Monthly 63,887

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock Global Allocation Fund, Inc.

Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Builders FirstSource, Inc. ...... Citibank NA USD (2,702,294) 02/24/28 (0.15)% 1D OBFR01 Monthly $ 76,424
CH Robinson Worldwide, Inc. ... Citibank NA (8,125,509) 02/24/28 (0.15)% 1D OBFR01 Monthly (1,337,535)
Chailease Holding Co. Ltd. ..... Citibank NA (2,915,252) 02/25/26 (0.40)% 1D OBFR01 Monthly 284,398
Chailease Holding Co. Ltd. ..... JPMorgan Chase Bank NA (3,164) 02/10/26 (0.16)% 1D OBFR01 Monthly 350
China Construction Bank Corp. .. Citibank NA (6,624,386) 02/25/26 (0.05)% 1D OBFR01 Monthly 195,043
China International Capital Corp.
Ltd. ................... Citibank NA (5,713,418) 02/25/26 (0.30)% 1D OBFR01 Monthly 277,417
China Overseas Land & Investment
Ltd. ................... Citibank NA (2,147,782) 02/25/26 (0.30)% 1D OBFR01 Monthly 62,006
China Railway Group Ltd. ...... Citibank NA (2,347,118) 02/25/26 (0.21)% 1D OBFR01 Monthly 118,748
Brown-Forman Corp. ......... Citibank NA (4,437,443) 02/24/28 (0.15)% 1D OBFR01 Monthly 198,166
China Resources Power Holdings
Co. Ltd. ................ Citibank NA (6,949,210) 02/25/26 (0.30)% 1D OBFR01 Monthly 257,065
Cirsa Enterprises SA ......... JPMorgan Chase Bank NA (35,633) 02/10/26 0.26% 1D ESTR Monthly 1,483,578
Clariant AG (Registered) ....... Citibank NA (2,091,795) 02/26/26 (0.26)% 1D OBFR01 Monthly 96,850
Clariant AG (Registered) ....... JPMorgan Chase Bank NA (341,469) 02/11/26 (0.26)% 1D OBFR01 Monthly 20,413
Community Financial System, Inc. JPMorgan Chase Bank NA (829,586) 02/09/26 (0.15)% 1D OBFR01 Monthly 94,316
Constellation Energy Corp. ..... Citibank NA (2,524,920) 02/24/28 (0.15)% 1D OBFR01 Monthly (234,843)
Continental AG ............. Citibank NA (2,240,393) 02/26/26 (0.26)% 1D OBFR01 Monthly 55,417
ConvaTec Group plc .......... Citibank NA (3,493,742) 02/26/26 (0.25)% 1D OBFR01 Monthly 185,822
Cosan SA ................. Citibank NA (341,882) 02/24/28 (0.30)% 1D OBFR01 Monthly (10,365)
China Resources Power Holdings
Co. Ltd. ................ JPMorgan Chase Bank NA (41,599) 02/10/26 (0.30)% 1D OBFR01 Monthly (28)
Cosan SA ................. JPMorgan Chase Bank NA (540,383) 02/10/26 (0.40)% 1D OBFR01 Monthly 85,383
Brookfield Asset Management Ltd. Citibank NA (18,090,227) 02/24/28 (0.20)% 1D OBFR01 Monthly (318,467)
Block, Inc. ................ Citibank NA (7,016,193) 02/24/28 (0.15)% 1D OBFR01 Monthly 147,856
Albemarle Corp. ............ Citibank NA (4,527,340) 02/24/28 (0.15)% 1D OBFR01 Monthly 837,046
Alexandria Real Estate Equities, Inc. Citibank NA (3,566,256) 02/24/28 (0.15)% 1D OBFR01 Monthly 188,279
Alfa SAB de CV ............. Citibank NA (441,762) 02/24/28 (0.85)% 1D OBFR01 Monthly 19,704
Alfa SAB de CV ............. JPMorgan Chase Bank NA (1,111,270) 02/10/26 (0.50)% 1D OBFR01 Monthly 35,349
Alstom SA ................ Citibank NA (4,648,626) 02/26/26 (0.26)% 1D OBFR01 Monthly 215,377
AppLovin Corp. ............. Citibank NA (6,334,300) 02/24/28 (0.15)% 1D OBFR01 Monthly (736,589)
Atlantic Union Bankshares Corp. . JPMorgan Chase Bank NA (480,974) 02/09/26 (0.15)% 1D OBFR01 Monthly 23,384
Avolta AG ................. Citibank NA (1,678,085) 02/26/26 (0.26)% 1D OBFR01 Monthly 62,124
Brandywine Realty Trust ....... JPMorgan Chase Bank NA (21,471) 02/09/26 (0.15)% 1D OBFR01 Monthly 875
Bachem Holding AG .......... JPMorgan Chase Bank NA (1,500,576) 02/11/26 (0.26)% 1D OBFR01 Monthly (244,676)
Barratt Redrow plc ........... Citibank NA (5,020,324) 02/26/26 (0.25)% 1D OBFR01 Monthly 167,417
Barry Callebaut AG (Registered) .. JPMorgan Chase Bank NA (4,649,277) 02/11/26 (0.51)% 1D OBFR01 Monthly (164,680)
BASF SE ................. Citibank NA (13,193,210) 02/26/26 (0.26)% 1D OBFR01 Monthly 517,170
BASF SE ................. JPMorgan Chase Bank NA (138,554) 02/11/26 (0.26)% 1D OBFR01 Monthly 1,622
BE Semiconductor Industries NV . Citibank NA (6,556,886) 02/26/26 (0.26)% 1D OBFR01 Monthly 549,948
Beijer Ref AB .............. Citibank NA (368,639) 02/26/26 (0.26)% 1D OBFR01 Monthly 1,006
Beijer Ref AB .............. JPMorgan Chase Bank NA (1,346,179) 02/11/26 (0.26)% 1D OBFR01 Monthly (49,870)
BeOne Medicines Ltd. ........ Citibank NA (1,112,859) 02/25/26 (0.05)% 1D OBFR01 Monthly 7,966
Bank of Montreal ............ Citibank NA (8,677,387) 02/24/28 (0.20)% 1D OBFR01 Monthly 322,421
CoStar Group, Inc. ........... Citibank NA (8,338,186) 02/24/28 (0.15)% 1D OBFR01 Monthly (982,057)
CRRC Corp. Ltd. ............ Citibank NA (2,430,345) 02/25/26 (0.30)% 1D OBFR01 Monthly 158,829
CVB Financial Corp. .......... JPMorgan Chase Bank NA (731,859) 02/09/26 (0.15)% 1D OBFR01 Monthly 78,326
Halliburton Co. ............. Citibank NA (878,187) 02/24/28 (0.15)% 1D OBFR01 Monthly 13,749
Hapvida Participacoes e
Investimentos SA .......... Citibank NA (30,572) 02/24/28 (0.30)% 1D OBFR01 Monthly (453)
Harmonic Drive Systems, Inc. ... Citibank NA (2,554,246) 02/26/26 (0.12)% 1D OBFR01 Monthly (50,747)
Humana, Inc. .............. Citibank NA (3,403,426) 02/24/28 (0.15)% 1D OBFR01 Monthly (207,196)
Ibiden Co. Ltd. .............. Citibank NA (2,792,093) 02/26/26 (0.10)% 1D OBFR01 Monthly 877
IHI Corp. ................. Citibank NA (5,570,761) 02/26/26 (0.10)% 1D OBFR01 Monthly (108,435)
Iluka Resources Ltd. .......... JPMorgan Chase Bank NA (543,036) 02/10/26 (0.25)% 1D OBFR01 Monthly 12,450
Impala Platinum Holdings Ltd. ... JPMorgan Chase Bank NA (3,086,745) 02/11/26 (0.40)% 1D OBFR01 Monthly 34,446
Grifols SA ................. Citibank NA (5,066,938) 02/26/26 (0.26)% 1D OBFR01 Monthly (409,160)
Innolux Corp. .............. Citibank NA (3,217,613) 02/25/26 (0.35)% 1D OBFR01 Monthly (86,121)
International Paper Co. ........ Citibank NA (21,425,338) 02/24/28 (0.15)% 1D OBFR01 Monthly 2,405,009
International Paper Co. ........ JPMorgan Chase Bank NA (4,632,073) 02/11/26 (0.50)% 1D OBFR01 Monthly 33,054
iShares iBoxx $ High Yield Corporate
Bond ETF ............... Citibank NA (15,267,952) 02/24/28 (0.58)% 1D OBFR01 Monthly 22,760

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock Global Allocation Fund, Inc.

Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
iShares iBoxx $ Investment Grade
Corporate Bond ETF ....... JPMorgan Chase Bank NA USD (21,967,542) 02/09/26 (1.58)% 1D OBFR01 Monthly $ (205,247)
Japan Steel Works Ltd. (The) .... Citibank NA (4,730,781) 02/26/26 (0.15)% 1D OBFR01 Monthly (98,574)
JD Health International, Inc. ..... Citibank NA (5,569,872) 02/25/26 (0.30)% 1D OBFR01 Monthly (273,046)
JD Sports Fashion plc ......... Citibank NA (3,569,964) 02/26/26 (0.25)% 1D OBFR01 Monthly 111,017
JD Sports Fashion plc ......... JPMorgan Chase Bank NA (411,529) 02/11/26 (0.25)% 1D OBFR01 Monthly 25,812
Intel Corp. ................ Citibank NA (2,712,108) 02/24/28 (0.15)% 1D OBFR01 Monthly 401,448
Georg Fischer AG (Registered) .. JPMorgan Chase Bank NA (964,852) 02/11/26 (0.26)% 1D OBFR01 Monthly 9,601
Georg Fischer AG (Registered) .. Citibank NA (1,844,523) 02/26/26 (0.26)% 1D OBFR01 Monthly (15,756)
Fujitsu Ltd. ................ Citibank NA (8,419,980) 02/26/26 (0.14)% 1D OBFR01 Monthly (99,710)
Davide Campari-Milano NV ..... Citibank NA (4,371,912) 02/26/26 (0.29)% 1D OBFR01 Monthly 316,045
Dentsu Group, Inc. ........... Citibank NA (3,129,948) 02/26/26 (0.10)% 1D OBFR01 Monthly (92,398)
DiaSorin SpA .............. Citibank NA (2,587,720) 02/26/26 (0.26)% 1D OBFR01 Monthly 176,051
Disco Corp. ................ Citibank NA (4,507,851) 02/26/26 (0.10)% 1D OBFR01 Monthly (43,260)
DMG Mori Co. Ltd. ........... Citibank NA (4,897,294) 02/26/26 (0.19)% 1D OBFR01 Monthly (152,813)
Dollar Tree, Inc. ............. Citibank NA (8,813,877) 02/24/28 (0.15)% 1D OBFR01 Monthly 93,691
Ecolab, Inc. ............... Citibank NA (4,648,861) 02/24/28 (0.15)% 1D OBFR01 Monthly 151,039
Elevance Health, Inc. ......... Citibank NA (14,088,103) 02/24/28 (0.15)% 1D OBFR01 Monthly 152,358
Enphase Energy, Inc. ......... Citibank NA (2,040,340) 02/24/28 (0.15)% 1D OBFR01 Monthly 486,801
Enphase Energy, Inc. ......... JPMorgan Chase Bank NA (45,157) 02/09/26 (0.15)% 1D OBFR01 Monthly 9,464
Entain plc ................. Citibank NA (1,334,497) 02/26/26 (0.25)% 1D OBFR01 Monthly (11,008)
Etoro Group Ltd. ............ Barclays Bank plc (3,724,760) 08/23/26 (1.13)% 1D OBFR01 Monthly 27,746
Expand Energy Corp. ......... Citibank NA (17,172,565) 02/24/28 (0.15)% 1D OBFR01 Monthly (891,297)
FedEx Corp. ............... Citibank NA (8,389,875) 02/24/28 (0.15)% 1D OBFR01 Monthly 303,336
First Solar, Inc. ............. Citibank NA (7,301,118) 02/24/28 (0.15)% 1D OBFR01 Monthly 212,846
Food & Life Cos. Ltd. ......... Citibank NA (7,981,594) 02/26/26 (0.15)% 1D OBFR01 Monthly (122,365)
Formosa Chemicals & Fibre Corp. Citibank NA (1,435,499) 02/25/26 (0.64)% 1D OBFR01 Monthly (151,985)
Formosa Chemicals & Fibre Corp. JPMorgan Chase Bank NA (31,953) 02/10/26 (0.47)% 1D OBFR01 Monthly (6,462)
Formosa Plastics Corp. ........ Citibank NA (2,543,452) 02/25/26 (2.30)% 1D OBFR01 Monthly (192,005)
Yakult Honsha Co. Ltd. ........ Citibank NA (651,675) 02/26/26 (0.10)% 1D OBFR01 Monthly 56,436
Zealand Pharma A/S ......... Citibank NA (2,804,572) 02/26/26 (0.27)% 1D OBFR01 Monthly 186,482
      Total short positions of equity swaps 7,424,519
Total long and short position of equity swaps 5,894,714
Net dividends and financing fees 141,554
Total equity swap contracts including dividends and financing fees $ 6,036,268
(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.
(b)
The Fund pays the total return on a reference entity and receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0 .06%
1-day EFFR ......................................... Effective Federal Funds Rate 4 .33
1-day ESTR ......................................... Euro Short-Term Rate 1 .92
1-day IBR ........................................... Colombian Reference Banking Indicator 8 .73
1-day MIBOR ........................................ Mumbai Interbank Offered Rate 5 .54
1-day MXIBTIIE ....................................... Mexico Interbank TIIE 1-day 8 .05
1-day SOFR ......................................... Secured Overnight Financing Rate 4 .34
1-day SONIA ......................................... Sterling Overnight Index Average 4 .22
1-day THOR ......................................... Thailand Overnight Repo Rate ON 1 .74
1-day TONAR ........................................ Tokyo Overnight Average Rate 0 .48
1-week CNREPOFIX_CFXS .............................. China Fixing Repo Rates 1 .60
3-mo. CD_KSDA ...................................... Certificates of Deposit by the Korean Securities Dealers Association 2 .51
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 7 .13
3-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 4 .83
6-mo. BUBOR ........................................ Budapest Interbank Offered Rate 6 .49

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock Global Allocation Fund, Inc.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Reference Index Reference Rate
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 2 .08%
6-mo. PRIBOR ....................................... Prague Interbank Offered Rate 3 .50
6-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 4 .68
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities
Cayman Islands ........................................ $ — $ 68,077,028 $ — $ 68,077,028
Ireland .............................................. — 89,471,544 — 89,471,544
Jersey, Channel Islands ................................... — 752,346 — 752,346
United Kingdom ........................................ — 4,102,029 462,227 4,564,256
United States .......................................... — 191,905,996 55,484,027 247,390,023
Common Stocks
Australia ............................................. 1,668,819 40,040,510 281 41,709,610
Austria .............................................. — 431,124 — 431,124
Belgium ............................................. — 2,584,363 — 2,584,363
Brazil ............................................... 36,328,759 — — 36,328,759
Cambodia ............................................ — 269,676 — 269,676
Canada ............................................. 167,111,186 — — 167,111,186
Cayman Islands ........................................ 1,226,411 — — 1,226,411
Chile ............................................... — — 126,175 126,175
China ............................................... 21,211,169 226,314,131 — 247,525,300
Colombia ............................................ 678,264 — — 678,264
Czech Republic ........................................ — 1,372,161 — 1,372,161
Denmark ............................................. — 80,674,011 — 80,674,011
Finland .............................................. — 10,164,344 — 10,164,344
France .............................................. — 314,309,444 — 314,309,444
Georgia ............................................. — 1,256,788 — 1,256,788
Germany ............................................ — 115,131,688 — 115,131,688
Greece .............................................. 2,497,175 769,430 — 3,266,605
Hong Kong ........................................... — 14,058,065 — 14,058,065
Hungary ............................................. — 2,343,982 — 2,343,982
India ............................................... — 13,451,870 — 13,451,870
Indonesia ............................................ — 5,189,419 — 5,189,419
Ireland .............................................. 24,498,679 4,569,870 — 29,068,549

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock Global Allocation Fund, Inc.

Level 1 Level 2 Level 3 Total
Israel ............................................... $ 3,697,013 $ — $ 20,794 $ 3,717,807
Italy ................................................ — 234,610,458 — 234,610,458
Japan ............................................... — 283,955,434 — 283,955,434
Kazakhstan ........................................... 1,040,928 697,332 — 1,738,260
Macau .............................................. — 4,172,732 — 4,172,732
Malaysia ............................................. — 1,280,570 — 1,280,570
Mexico .............................................. 12,562,753 4,963,804 — 17,526,557
Netherlands ........................................... 25,737,439 120,344,747 1,557,536 147,639,722
Norway .............................................. — 12,067,485 — 12,067,485
Peru ................................................ 2,164,047 — — 2,164,047
Philippines ........................................... 427,160 1,524,665 — 1,951,825
Poland .............................................. — 9,265,082 — 9,265,082
Portugal ............................................. — 1,015,233 — 1,015,233
Republic of Turkiye ...................................... 1,537,746 3,042,349 — 4,580,095
Romania ............................................. — 788,338 — 788,338
Saudi Arabia .......................................... 2,052,244 4,099,479 — 6,151,723
Singapore ............................................ 3,255,030 4,799,939 — 8,054,969
South Africa ........................................... 1,362,423 18,998,264 — 20,360,687
South Korea .......................................... — 50,495,182 — 50,495,182
Spain ............................................... — 100,480,077 — 100,480,077
Sweden ............................................. — 31,560,903 — 31,560,903
Switzerland ........................................... 5,222,758 89,390,586 — 94,613,344
Taiwan .............................................. 5,798,880 186,238,983 — 192,037,863
Thailand ............................................. — 2,325,402 — 2,325,402
United Arab Emirates .................................... — 6,441,779 14 6,441,793
United Kingdom ........................................ 37,145,056 439,783,563 9,134,418 486,063,037
United States .......................................... 7,426,487,944 220,797,596 170,141,348 7,817,426,888
Corporate Bonds
Argentina ............................................ — 2,098,489 — 2,098,489
Australia ............................................. — 10,214,453 37,029,610 47,244,063
Austria .............................................. — 5,162,504 — 5,162,504
Belgium ............................................. — 5,332,024 — 5,332,024
Brazil ............................................... — 6,543,801 — 6,543,801
Cameroon ............................................ — 1,473,633 — 1,473,633
Canada ............................................. — 73,521,780 55,486,809 129,008,589
Chile ............................................... — 6,020,098 — 6,020,098
China ............................................... — 10,158,913 — 10,158,913
Colombia ............................................ — 3,112,925 — 3,112,925
Costa Rica ........................................... — 678,564 — 678,564
Czech Republic ........................................ — 7,775,852 — 7,775,852
Denmark ............................................. — 1,539,082 — 1,539,082
Dominican Republic ..................................... — 370,255 — 370,255
Finland .............................................. — 4,059,333 — 4,059,333
France .............................................. — 65,268,869 8,241,042 73,509,911
Germany ............................................ — 101,709,109 13,269,830 114,978,939
Greece .............................................. — 4,736,384 — 4,736,384
Hong Kong ........................................... — 15,043,244 — 15,043,244
India ............................................... — 12,880,981 5 12,880,986
Indonesia ............................................ — 7,052,158 — 7,052,158
Ireland .............................................. — 13,452,143 — 13,452,143
Israel ............................................... — 12,122,741 — 12,122,741
Italy ................................................ — 83,779,893 16,985,126 100,765,019
Jamaica ............................................. — 747,447 — 747,447
Japan ............................................... — 22,909,248 — 22,909,248
Jersey, Channel Islands ................................... — 24,748,505 — 24,748,505
Kazakhstan ........................................... — 716,950 — 716,950
Kuwait .............................................. — 648,715 — 648,715
Luxembourg .......................................... — 51,024,061 — 51,024,061
Macau .............................................. — 6,648,496 — 6,648,496
Malaysia ............................................. — 2,924,026 — 2,924,026
Mauritius ............................................. — — 24,031,081 24,031,081
Mexico .............................................. — 29,490,290 — 29,490,290
Netherlands ........................................... — 35,228,127 — 35,228,127
Nigeria .............................................. — 931,090 — 931,090
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock Global Allocation Fund, Inc.

Level 1 Level 2 Level 3 Total
Peru ................................................ $ — $ 1,620,554 $ — $ 1,620,554
Philippines ........................................... — 2,791,078 — 2,791,078
Poland .............................................. — 698,025 — 698,025
Portugal ............................................. — 2,578,201 — 2,578,201
Republic of Turkiye ...................................... — 702,070 — 702,070
Saudi Arabia .......................................... — 1,941,247 — 1,941,247
Singapore ............................................ — 450,188 7,622,731 8,072,919
Slovenia ............................................. — 5,577,349 — 5,577,349
South Africa ........................................... — 3,782,045 — 3,782,045
South Korea .......................................... — 3,806,679 — 3,806,679
Spain ............................................... — 26,649,779 — 26,649,779
Sweden ............................................. — 30,777,567 — 30,777,567
Switzerland ........................................... — 12,592,915 — 12,592,915
Thailand ............................................. — 4,399,763 — 4,399,763
Ukraine ............................................. — 516,005 — 516,005
United Arab Emirates .................................... — 4,432,302 — 4,432,302
United Kingdom ........................................ — 188,004,879 7,713,744 195,718,623
United States .......................................... — 649,322,640 229,619,083 878,941,723
Uzbekistan ........................................... — 1,163,071 — 1,163,071
Vietnam ............................................. — 662,124 — 662,124
Zambia .............................................. — 5,011,850 — 5,011,850
Fixed Rate Loan Interests
France .............................................. — 6,318,904 — 6,318,904
United States .......................................... — 1,653,895 18,717,399 20,371,294
Floating Rate Loan Interests
Belgium ............................................. — 5,667,347 — 5,667,347
Canada ............................................. — 11,664,620 — 11,664,620
Finland .............................................. — 7,073,333 — 7,073,333
France .............................................. — 55,927,930 — 55,927,930
Germany ............................................ — 67,695,173 — 67,695,173
Ireland .............................................. — 11,708,004 — 11,708,004
Jersey, Channel Islands ................................... — — 14,170,279 14,170,279
Luxembourg .......................................... — 42,272,179 45,733,511 88,005,690
Netherlands ........................................... — 97,336,891 22,162,957 119,499,848
New Zealand .......................................... — 8,980,420 — 8,980,420
Norway .............................................. — 3,720,105 — 3,720,105
Spain ............................................... — 16,806,582 — 16,806,582
Sweden ............................................. — 14,348,270 — 14,348,270
United Kingdom ........................................ — 118,385,693 36,125,833 154,511,526
United States .......................................... — 197,338,651 118,073,936 315,412,587
Foreign Agency Obligations ................................. — 19,214,705 — 19,214,705
Foreign Government Obligations .............................. — 637,046,379 — 637,046,379
Grantor Trust ........................................... 66,373,586 — — 66,373,586
Investment Companies .................................... 416,194,574 — — 416,194,574
Municipal Bonds ......................................... — 8,488,864 — 8,488,864
Non-Agency Mortgage-Backed Securities
Cayman Islands ........................................ — 4,503,564 — 4,503,564
United States .......................................... — 368,164,487 46,048,187 414,212,674
Preferred Securities
Brazil ............................................... 7,324,187 — 16,087,903 23,412,090
China ............................................... — — 71,622,627 71,622,627
Finland .............................................. — — 4,611,158 4,611,158
Germany ............................................ — — 310,664 310,664
India ............................................... — — — —
Sweden ............................................. — — — —
United Kingdom ........................................ — — 8,962,297 8,962,297
United States .......................................... 19,780,133 9,270,019 371,176,483 400,226,635
U.S. Government Sponsored Agency Securities .................... — 122,661,049 — 122,661,049
U.S. Treasury Obligations ................................... — 43,443,689 — 43,443,689
Warrants .............................................. 128,185 368,958 13,967,902 14,465,045
Short-Term Securities
Foreign Government Obligations .............................. — 7,318,291 — 7,318,291
Money Market Funds ...................................... 152,010,739 — — 152,010,739
Options Purchased
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock Global Allocation Fund, Inc.

Level 1 Level 2 Level 3 Total
Commodity contracts ...................................... $ — $ 920,400 $ — $ 920,400
Credit contracts .......................................... — 193,895 — 193,895
Equity contracts .......................................... 31,019,850 11,440 — 31,031,290
Foreign currency exchange contracts ........................... — 1,258,217 — 1,258,217
Interest rate contracts ...................................... 46,719 9,095,496 — 9,142,215
$ 8,476,589,856 $ 6,496,841,765 $ 1,424,697,017 $ 16,398,128,638
Investments Valued at NAV
(a)
...................................... 23,068,689
$ 16,421,197,327
Derivative Financial Instruments
(b)
Assets
Commodity contracts ....................................... $ 37,651 $ — $ — $ 37,651
Credit contracts ........................................... — 7,447,296 — 7,447,296
Equity contracts ........................................... 10,156,428 46,857,932 — 57,014,360
Foreign currency exchange contracts ............................ — 34,085,271 — 34,085,271
Interest rate contracts ....................................... 11,903,011 238,300,480 — 250,203,491
Other contracts ........................................... — 523,800 — 523,800
Liabilities
Commodity contracts ....................................... (35,650) (348,400) — (384,050)
Credit contracts ........................................... — (1,949,170) — (1,949,170)
Equity contracts ........................................... (87,662,332) (20,377,839) — (108,040,171)
Foreign currency exchange contracts ............................ — (96,438,813) — (96,438,813)
Interest rate contracts ....................................... (41,692,318) (53,334,876) — (95,027,194)
$ (107,293,210) $ 154,765,681 $ — $ 47,472,471
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Fixed
Rate
Loan
Interests
Floating
Rate
Loan
Interests
Investments
Assets/Liabilities
Opening balance, as of April 30, 2025 ............................................... $ 59,694,383 $ 153,598,994 $ 439,464,315 $ 19,930,471 $ 281,672,829
Transfers into Level 3 ......................................................... — 5,696,000 — — 12,503,799
Transfers out of Level 3 ........................................................ — — — — (20,757,402)
Accrued discounts/premiums ..................................................... (5,352) — 1,503,844 3,283 693,356
Net realized gain (loss) ........................................................ 544,203 (2,016,300) 8,767 69,488 3,569,839
Net change in unrealized appreciation (depreciation)
(a)
.................................... (121,459) 726,092 (514,900) (49,723) (3,328,785)
Purchases ................................................................. 20,377,699 23,309,903 6,048,805 91,926 28,805,662
Sales .................................................................... (24,543,220) (334,123) (46,511,770) (1,328,046) (66,892,782)
Closing balance, as of July 31, 2025 ................................................
$ 55,946,254 $ 180,980,566 $ 399,999,061 $ 18,717,399 $ 236,266,516
Net change in unrealized appreciation (depreciation) on investments still held at July 31, 2025
(a)
.........
$ (125,967) $ (1,276,558) $ 431,382 $ (24,634) $ (825,310)
Non-Agency
Mortgage-
Backed
Securities
Preferred
Securities
Unfunded
Floating
Rate Loan
Interests Warrants Total
Investments
Assets/Liabilities
Opening balance, as of April 30, 2025 ............................................... $ 43,441,348 $ 444,033,724 $ 2,576 $ 12,721,503 $ 1,454,560,143
Transfers into Level 3 ......................................................... — 1,348,096 — — 19,547,895
Transfers out of Level 3 ........................................................ — — — — (20,757,402)
Accrued discounts/premiums ..................................................... (3,897) — — — 2,191,234
Net realized loss ............................................................. — (56,399,893) — — (54,223,896)
Net change in unrealized appreciation (depreciation)
(a)
.................................... 322,015 113,201,833 (2,576) 1,246,399 111,478,896
Purchases ................................................................. 2,482,283 10,535,654 — — 91,651,932
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock Global Allocation Fund, Inc.

Non-Agency
Mortgage-
Backed
Securities
Preferred
Securities
Unfunded
Floating
Rate Loan
Interests Warrants Total
Sales .................................................................... (193,562) (39,948,282) — — (179,751,785)
Closing balance, as of July 31, 2025 ................................................
$ 46,048,187 $ 472,771,132 $ — $ 13,967,902 $ 1,424,697,017
Net change in unrealized appreciation on investments still held at July 31, 2025
(a)
...................
$ 322,015 $ 36,059,504 $ — $ 1,246,399 $ 35,806,831
(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at July 31, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock Global Allocation Fund, Inc.

(a)
A significant change in unobservable input could result in a correlated or inverse change in value.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $ 77,752,729 .
Value
Valuation
Approach Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Assets
Asset Backed Securities ........................ $ 45,446,027 Income Discount Rate 7% – 10% 8%
Common Stocks ............................. 180,854,096 Market Revenue Multiple 1.05x – 15.12x 4.26x
Time to Exit 1.0 – 5.6 years 2.5 years
Volatility 56% – 80% 78%
EBITDA Multiple 9.63x – 27.54x 25.43x
Gross Profit Multiple 8.50x —
Liquidity Discount 10% —
Discount for Lack of
Marketability 10% —
Income Discount Rate 10% – 18% 16%
Corporate Bonds ............................. 399,999,048 Income Discount Rate 5% – 30% 13%
Estimated
Recovery Value 33% —
Market Volatility 60% 60%
Revenue Multiple 3.75x —
Time to Exit 1.0 year —
Fixed Rate Loan Interests ....................... 18,717,399 Income Discount Rate 7% —
Floating Rate Loan Interests ...................... 204,778,674 Income Discount Rate 5% – 17% 9%
Non-Agency Mortgage-Backed Securities .............. 11,790,119 Income Discount Rate 8% —
Preferred Stocks ............................. 471,391,050 Income Discount Rate 4% – 21% 11%
Market Revenue Multiple 1.25x – 30.27x 14.11x
Time to Exit 1.0 – 4.0 years 3.2 years
Volatility 50% – 90% 69%
Gross Profit Multiple 13.00x —
Direct Profit Multiple 3.50x —
EBITDA Multiple 8.25x —
EBITDAR Multiple 11.25x —
Market Adjustment
Multiple 0.20x – 1.10x 1.07x
Warrants .................................. 13,967,875 Market Revenue Multiple 1.53x – 10.75x 8.15x
Time to Exit 1.0 – 9.8 years 3.4 years
Volatility 33% – 80% 62%
Discount for Lack of
Marketability 10% —
$ 1,346,944,288

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock Global Allocation Fund, Inc.

Currency Abbreviation
ARS Argentine Peso
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Chinese Yuan Offshore
CNY Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
DKK Danish Krone
DOP Dominican Peso
EGP Egyptian Pound
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
KZT Kazakhstani Tenge
MXN Mexican Peso
MYR Malaysian Ringgit
NGN Nigerian Naira
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
PHP Philippine Peso
PLN Polish Zloty
RON Romanian Leu
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TRY Turkish Lira
TWD Taiwan New Dollar
USD United States Dollar
UYU Uruguayan Peso
ZAR South African Rand
Portfolio Abbreviation
ADR American Depositary Receipts
BUBOR Budapest Interbank Offered Rate
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CD_KSDA Certificates of Deposit by the Korean Securities Dealers Association
CLO Collateralized Loan Obligation
CNREPOFIX_CFXS China Fixing Repo Rates
CSMC Credit Suisse Mortgage Capital
CVA Certification Van Aandelon (Dutch Certificate)
DAC Designated Activity Company
EM Emerging Markets
EFFR Effective Federal Funds Rate
ESTR EUR - 1D Euro Short Term Rate
ESTR Euro Short-Term Rate
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GDR Global Depositary Receipts
IBR Colombian Reference Banking Indicator
JIBAR Johannesburg Interbank Average Rate
JSC Joint Stock Company
MIBOR Mumbai Interbank Offered Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE
Nasdaq National Association of Securities Dealers Automated Quotations
NVDR Non-Voting Depository Receipts
OBFR01 USD - 1D Overnight Bank Funding Rate
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
PRIBOR Prague Interbank Offered Rate
RB Revenue Bonds
SCA Svenska Cellulosa Aktiebolaget
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts
TIPS Treasury Inflation Protected Securities
TONAR Tokyo Overnight Average Rate
THOR Thailand Overnight Repo Rate ON
WIBOR Warsaw Interbank Offered Rate